Morgan Stanley Variable Insurance Fund, Inc.

Core Plus Fixed Income Portfolio

Portfolio of Investments

Third Quarter Report

September 30, 2020 (unaudited)

	Face Amount (000)	Value (000)
Fixed Income Securities (97.3%)
Agency Adjustable Rate Mortgages (0.1%)
Federal Home Loan Mortgage Corporation,
Conventional Pools:
12 Month USD LIBOR + 1.62%, 3.00%, 7/1/45	$123	$129
Federal National Mortgage Association,
Conventional Pool:
12 Month USD LIBOR + 1.59%, 2.40%, 12/1/45	49	50
		179
Agency Fixed Rate Mortgages (17.4%)
Federal Home Loan Mortgage Corporation,
Gold Pools:
3.50%, 1/1/44	545	591
4.00%, 12/1/41 – 10/1/44	665	731
5.41%, 7/1/37 – 8/1/37	20	21
5.44%, 1/1/37 – 2/1/38	50	55
5.46%, 5/1/37 – 1/1/38	52	57
5.48%, 8/1/37 – 10/1/37	36	41
5.50%, 8/1/37 – 4/1/38	72	81
5.52%, 10/1/37	5	6
5.62%, 12/1/36 – 8/1/37	59	66
6.00%, 8/1/37 – 5/1/38	17	20
6.50%, 9/1/32	10	11
7.50%, 5/1/35	27	32
8.00%, 8/1/32	18	21
8.50%, 8/1/31	22	26
Federal National Mortgage Association,
Conventional Pools:
2.50%, 2/1/50	406	426
3.00%, 6/1/29 – 7/1/49	221	229
3.50%, 7/1/46 – 7/1/49	2,006	2,145
4.00%, 11/1/41 – 8/1/49	1,230	1,339
4.50%, 8/1/40 – 9/1/48	1,279	1,425
5.00%, 7/1/40	89	102
5.62%, 12/1/36	31	33
6.00%, 12/1/38	401	471
6.50%, 11/1/27 – 10/1/38	14	17
7.50%, 8/1/37	46	58
8.00%, 4/1/33	37	46
8.50%, 10/1/32	37	46
9.50%, 4/1/30	3	4
October TBA:
2.00%, 10/1/50 (a)	3,775	3,903
2.50%, 10/1/50 (a)	5,300	5,560
3.00%, 10/1/35 – 10/1/50(a)	7,400	7,755
3.50%, 10/1/50 (a)	4,000	4,218
Government National Mortgage Association,
Various Pools:
3.50%, 11/20/40 – 7/20/46	446	476
4.00%, 7/15/44 – 5/20/49	1,162	1,238
5.00%, 12/20/48 – 2/20/49	89	97
		31,347
Asset-Backed Securities (11.8%)
Aaset Trust,
3.84%, 5/15/39 (b)	222	209

The accompanying notes are an integral part of the financial statements.

Morgan Stanley Variable Insurance Fund, Inc.

Core Plus Fixed Income Portfolio

Portfolio of Investments

Third Quarter Report

September 30, 2020 (unaudited)(cont’d)

Accredited Mortgage Loan Trust,
1 Month USD LIBOR + 0.60%, 0.75%, 4/25/34 (c)		470	463
Ajax Mortgage Loan Trust,
1.70%, 5/25/59 (b)		517	518
American Homes 4 Rent Trust,
6.07%, 10/17/52 (b)		490	550
AMSR 2019-SFR1 Trust,
2.77%, 1/19/39 (b)		600	637
Aqua Finance Trust,
3.47%, 7/16/40 (b)		300	310
Avant Loans Funding Trust,
4.65%, 4/15/26 (b)		400	392
5.00%, 11/17/25 (b)		150	151
Blackbird Capital Aircraft Lease Securitization Ltd.,
5.68%, 12/16/41 (b)		385	271
Cascade Funding Mortgage Trust,
5.60%, 4/25/30 (b)(c)		200	211
7.30%, 4/25/30 (b)(c)		400	423
Cascade MH Asset Trust,
4.00%, 11/25/44 (b)(c)		378	390
CFMT 2020-HB3 LLC,
6.28%, 5/25/30 (b)(c)		250	253
Conn's Receivables Funding LLC,
3.62%, 6/17/24 (b)		250	247
Fair Square Issuance Trust,
2.90%, 9/20/24 (b)		200	200
Fairstone Financial Issuance Trust I,
3.95%, 3/21/33 (b)	CAD	250	188
Falcon Aerospace Ltd.,
3.60%, 9/15/39 (b)		$241	222
Foundation Finance Trust,
3.86%, 11/15/34 (b)		245	252
FREED ABS Trust,
3.87%, 6/18/26 (b)		350	351
4.52%, 6/18/27 (b)		215	218
4.61%, 10/20/25 (b)		520	522
GAIA Aviation Ltd.,
7.00%, 12/15/44 (b)		300	139
Goodgreen Trust,
5.53%, 4/15/55 (b)		599	607
JOL Air Ltd.,
4.95%, 4/15/44 (b)		227	164
Lunar Aircraft Ltd.,
3.38%, 2/15/45 (b)		130	122
MACH 1 Cayman Ltd.,
3.47%, 10/15/39 (b)		325	299
METAL LLC,
4.58%, 10/15/42 (b)		368	280
MFA LLC,
3.35%, 11/25/47 (b)		358	359
4.16%, 7/25/48 (b)		330	331
Mosaic Solar Loan Trust,
2.10%, 4/20/46 (b)		238	243
New Residential Mortgage LLC,
5.44%, 6/25/25 – 7/25/25 (b)		1,117	1,124
NovaStar Mortgage Funding Trust,
1 Month USD LIBOR + 1.06%, 1.21%, 12/25/33 (c)		322	319
NRZ Excess Spread-Collateralized Notes,
4.37%, 1/25/23 (b)		237	234
4.59%, 2/25/23 (b)		327	316
Oxford Finance Funding LLC,
3.10%, 2/15/28 (b)		250	254
5.44%, 2/15/27 (b)		300	303

Morgan Stanley Variable Insurance Fund, Inc.

Core Plus Fixed Income Portfolio

Portfolio of Investments

Third Quarter Report

September 30, 2020 (unaudited)(cont’d)

PNMAC GMSR Issuer Trust,
1 Month USD LIBOR + 2.85%, 3.00%, 2/25/23 (b)(c)		300	295
Pretium Mortgage Credit Partners I 2020-NPL2 LLC,
3.72%, 2/27/60 (b)		389	390
Pretium Mortgage Credit Partners I LLC,
2.86%, 5/27/59 (b)		480	479
Prosper Marketplace Issuance Trust,
5.50%, 10/15/24 (b)		646	637
PRPM LLC,
3.35%, 11/25/24 (b)		224	225
Raptor Aircraft Finance I LLC,
4.21%, 8/23/44 (b)		615	550
S-Jets Ltd.,
7.02%, 8/15/42 (b)		672	297
SFS Asset Securitization LLC,
4.24%, 6/10/25 (b)		509	508
SLM Student Loan Trust,
3 Month EURIBOR + 0.55%, 0.10%, 7/25/39 – 1/25/40 (c)	EUR	1100	1183
Small Business Lending Trust,
2.85%, 7/15/26 (b)		$95	93
Sprite Ltd.,
4.25%, 12/15/37 (b)		226	206
START Ireland,
4.09%, 3/15/44 (b)		165	155
Tricon American Homes Trust,
5.10%, 1/17/36 (b)		400	417
5.15%, 9/17/34 (b)		400	412
5.77%, 11/17/33 (b)		460	457
Upstart Securitization Trust,
3.09%, 4/22/30 (b)		580	573
3.73%, 9/20/29 (b)		550	548
Vantage Data Centers Issuer LLC,
4.07%, 2/16/43 (b)		195	202
VCAT LLC,
3.67%, 8/25/50 (b)		589	590
VOLT LXXXV LLC,
3.23%, 1/25/50 (b)		520	522
VOLT LXXXVIII LLC,
2.98%, 3/25/50 (b)		459	459
			21,270

Collateralized Mortgage Obligations - Agency Collateral Series (0.8%)
Federal Home Loan Mortgage Corporation,
1 Month USD LIBOR + 4.35%, 4.51%, 12/25/26 (b)(c)		74	73
1 Month USD LIBOR + 5.05%, 5.21%, 7/25/23 (c)		92	90
1 Month USD LIBOR + 5.25%, 5.41%, 7/25/26 (b)(c)		43	44
IO
0.46%, 11/25/27 (c)		13,380	299
0.56%, 8/25/27 (c)		8,288	226
3.57%, 10/25/38 (c)		800	269
IO REMIC
6.00% - 1 Month USD LIBOR, 5.85%, 11/15/43 – 6/15/44(d)		1,736	290
6.05% - 1 Month USD LIBOR, 5.90%, 4/15/39 (d)		195	3
IO STRIPS
7.50%, 12/15/29		3	1
Federal National Mortgage Association,
IO REMIC
6.00%, 5/25/33 – 7/25/33		164	31
IO STRIPS
8.00%, 4/25/24		1	—@
8.00%, 6/25/35 (c)		11	2
9.00%, 11/25/26		1	—@

Morgan Stanley Variable Insurance Fund, Inc.

Core Plus Fixed Income Portfolio

Portfolio of Investments

Third Quarter Report

September 30, 2020 (unaudited)(cont’d)

REMIC
7.00%, 9/25/32	26	31
Government National Mortgage Association,
IO
0.77%, 8/20/58 (c)	3,771	86
5.00%, 2/16/41	77	14
IO PAC
6.15% - 1 Month USD LIBOR, 5.99%, 10/20/41 (d)	556	26
		1,485
Commercial Mortgage-Backed Securities (6.0%)
Bancorp Commercial Mortgage Trust,
1 Month USD LIBOR + 2.30%, 2.45%, 9/15/36 (b)(c)	450	417
BANK 2019-BNK21,
IO
1.00%, 10/17/52 (c)	3,988	259
Barclays Commercial Mortgage Trust,
IO
1.51%, 5/15/52 (c)	3,987	373
BF 2019-NYT Mortgage Trust,
1 Month USD LIBOR + 1.70%, 1.85%, 12/15/35 (b)(c)	600	599
BXP Trust,
1 Month USD LIBOR + 3.00%, 3.15%, 11/15/34 (b)(c)	650	494
Citigroup Commercial Mortgage Trust,
3.62%, 12/10/41 (b)	300	236
IO
0.98%, 11/10/48 (c)	2,552	73
1.04%, 9/10/58 (c)	4,514	165
COMM Mortgage Trust,
IO
0.14%, 7/10/45 (c)	9,955	21
0.88%, 10/10/47 (c)	2,890	66
1.15%, 7/15/47 (c)	2,780	86
CSWF 2018-TOP,
1 Month USD LIBOR + 1.45%, 1.60%, 8/15/35 (b)(c)	480	459
GS Mortgage Securities Trust,
4.90%, 8/10/46 (b)(c)	500	384
IO
0.87%, 9/10/47 (c)	4,637	111
1.40%, 10/10/48 (c)	4,880	239
InTown Hotel Portfolio Trust,
1 Month USD LIBOR + 2.05%, 2.20%, 1/15/33 (b)(c)	346	336
Jackson Park Trust LIC,
3.24%, 10/14/39 (b)(c)	400	382
JP Morgan Chase Commercial Mortgage Securities Trust,
IO
0.65%, 4/15/46 (c)	6,000	78
0.82%, 12/15/49 (c)	2,912	81
1.09%, 7/15/47 (c)	6,529	120
JPMBB Commercial Mortgage Securities Trust,
IO
1.16%, 8/15/47 (c)	3,585	105
MFT Trust,
3.48%, 2/10/42 (b)(c)	200	186
MKT 2020-525M Mortgage Trust,
2.94%, 2/12/40 (b)(c)	200	182
Multifamily Connecticut Avenue Securities Trust,
1 Month USD LIBOR + 1.95%, 2.10%, 3/25/50 (b)(c)	698	681
Natixis Commercial Mortgage Securities Trust,
1 Month USD LIBOR + 2.20%, 2.35%, 7/15/36 (b)(c)	500	482
4.27%, 5/15/39 (b)(c)	450	468
4.46%, 1/15/43 (b)(c)	200	201

Morgan Stanley Variable Insurance Fund, Inc.

Core Plus Fixed Income Portfolio

Portfolio of Investments

Third Quarter Report

September 30, 2020 (unaudited)(cont’d)

4.56%, 2/15/39 (b)(c)	807	802
Olympic Tower 2017-OT Mortgage Trust,
3.57%, 5/10/39 (b)	600	647
SG Commercial Mortgage Securities Trust,
3.85%, 3/15/37 (b)(c)	450	412
4.66%, 2/15/41 (b)(c)	550	502
VMC Finance 2019-FL3 LLC,
1 Month USD LIBOR + 2.05%, 2.20%, 9/15/36 (b)(c)	481	465
Wells Fargo Commercial Mortgage Trust,
1 Month USD LIBOR + 1.74%, 1.89%, 2/15/37 (b)(c)	250	223
1 Month USD LIBOR + 2.21%, 2.36%, 1/15/35 (b)(c)	200	188
WFRBS Commercial Mortgage Trust,
4.28%, 5/15/45 (b)(c)	385	361
		10,884
Corporate Bonds (38.4%)
Energy (0.4%)
BP Capital Markets America, Inc.
3.12%, 5/4/26	375	414
Midwest Connector Capital Co. LLC
3.63%, 4/1/22 (b)(e)	175	176
Petrobras Global Finance BV
6.75%, 6/3/50	150	163
		753
Finance (16.6%)
AerCap Ireland Capital DAC/AerCap Global Aviation Trust
4.13%, 7/3/23	575	587
Air Lease Corp.
2.30%, 2/1/25	325	320
American International Group, Inc.
4.50%, 7/16/44	150	176
AvalonBay Communities, Inc.,
Series G
2.95%, 5/11/26	175	194
Avolon Holdings Funding Ltd.
2.88%, 2/15/25 (b)	475	436
Banco Bradesco SA
3.20%, 1/27/25 (b)	700	712
Banco Santander Chile
2.70%, 1/10/25 (b)	300	317
Bank of America Corp.,
2.68%, 6/19/41	391	401
4.24%, 4/24/38	106	129
MTN
4.00%, 1/22/25	1,085	1,209
Bank of Montreal
3.80%, 12/15/32	450	502
BBVA USA
3.50%, 6/11/21	425	433
Belrose Funding Trust
2.33%, 8/15/30 (b)	575	569
BNP Paribas SA
4.40%, 8/14/28 (b)	300	352
Boston Properties LP
3.80%, 2/1/24	145	157
BPCE SA
5.15%, 7/21/24 (b)	550	617
Brookfield Finance LLC
3.45%, 4/15/50	250	245
Brookfield Finance, Inc.
4.00%, 4/1/24	525	579

Morgan Stanley Variable Insurance Fund, Inc.

Core Plus Fixed Income Portfolio

Portfolio of Investments

Third Quarter Report

September 30, 2020 (unaudited)(cont’d)

Brown & Brown, Inc.,
2.38%, 3/15/31	175	176
4.20%, 9/15/24	275	304
Canadian Imperial Bank of Commerce
2.25%, 1/28/25	600	634
Capital One Bank USA NA
3.38%, 2/15/23	260	275
Capital One Financial Corp.
3.30%, 10/30/24	725	787
Chubb INA Holdings, Inc.
1.38%, 9/15/30	450	446
Citigroup, Inc.,
2.57%, 6/3/31	50	53
2.67%, 1/29/31	647	682
2.98%, 11/5/30	153	166
4.45%, 9/29/27	175	203
5.50%, 9/13/25	250	297
CNO Financial Group, Inc.
5.25%, 5/30/29	170	197
Cooperatieve Rabobank UA
3.95%, 11/9/22	625	665
Credit Agricole SA
3.75%, 4/24/23 (b)	400	429
Credit Suisse Group AG
2.59%, 9/11/25 (b)	700	731
Crown Castle International Corp.
3.30%, 7/1/30	250	274
CyrusOne LP/CyrusOne Finance Corp.
2.90%, 11/15/24	50	53
Danske Bank A/S
5.00%, 1/12/23 (b)	200	210
Deutsche Bank AG
3.95%, 2/27/23	425	446
GE Capital International Funding Co., Unlimited Co.
4.42%, 11/15/35	350	370
GLP Capital LP/GLP Financing II, Inc.
3.35%, 9/1/24	300	305
Goldman Sachs Group, Inc. (The),
6.75%, 10/1/37	285	415
MTN
4.80%, 7/8/44	175	230
Grupo Aval Ltd.
4.38%, 2/4/30 (b)	200	193
HSBC Holdings PLC
4.25%, 3/14/24	750	805
HSBC USA, Inc.
3.50%, 6/23/24	250	270
Intercontinental Exchange, Inc.
1.85%, 9/15/32	550	550
Intesa Sanpaolo SpA
5.25%, 1/12/24	300	332
Itau Unibanco Holding SA
2.90%, 1/24/23 (b)	800	810
Jefferies Finance LLC/JFIN Co-Issuer Corp.
6.25%, 6/3/26 (b)	300	306
JPMorgan Chase & Co.,
3.70%, 5/6/30	625	718
4.13%, 12/15/26	550	640
Lloyds Banking Group PLC
4.38%, 3/22/28	525	609
Macquarie Bank Ltd.
2.30%, 1/22/25 (b)(e)	450	477

Morgan Stanley Variable Insurance Fund, Inc.

Core Plus Fixed Income Portfolio

Portfolio of Investments

Third Quarter Report

September 30, 2020 (unaudited)(cont’d)

Marsh & McLennan Cos., Inc.
2.25%, 11/15/30		350	367
MassMutual Global Funding II
3.40%, 3/8/26 (b)		400	452
Metropolitan Life Global Funding I
2.95%, 4/9/30 (b)		150	169
MPT Operating Partnership LP/MPT Finance Corp.
5.00%, 10/15/27		175	183
Nationwide Building Society,
4.30%, 3/8/29 (b)		375	424
4.36%, 8/1/24 (b)		200	217
Oversea-Chinese Banking Corp. Ltd.
1.83%, 9/10/30 (b)(e)		200	200
Pine Street Trust I
4.57%, 2/15/29 (b)		250	291
Progressive Corp. (The),
3.20%, 3/26/30		150	172
4.00%, 3/1/29		100	121
Quicken Loans LLC/Quicken Loans Co-Issuer, Inc.
3.88%, 3/1/31 (b)		270	267
Realty Income Corp.
3.25%, 10/15/22		350	367
Royal Bank of Scotland Group PLC
3.88%, 9/12/23		250	268
Santander UK Group Holdings PLC
3.57%, 1/10/23		900	930
Societe Generale SA
2.63%, 1/22/25 (b)		425	439
Standard Chartered PLC,
3.05%, 1/15/21 (b)		375	378
4.64%, 4/1/31 (b)		200	231
Syngenta Finance N.V.
4.89%, 4/24/25 (b)		550	597
TD Ameritrade Holding Corp.
3.63%, 4/1/25		475	533
Travelers Cos., Inc. (The)
3.75%, 5/15/46		200	235
University of Chicago (The),
Series C
2.55%, 4/1/50		120	120
WEA Finance LLC/Westfield UK & Europe Finance PLC
3.25%, 10/5/20 (b)		314	314
Wells Fargo & Co.,
2.57%, 2/11/31		175	184
2.88%, 10/30/30		225	242
5.01%, 4/4/51		225	310
			30,004
Industrials (18.7%)
AbbVie, Inc.
3.20%, 11/21/29 (b)		450	498
Adobe, Inc.
2.30%, 2/1/30		325	350
Airbus SE
0.00%, 6/14/21	EUR	300	350
Akamai Technologies, Inc.
0.38%, 9/1/27		$181	210
Albertsons Cos., Inc./Safeway, Inc./New Albertsons LP/Albertsons LLC
3.50%, 2/15/23 (b)		175	178
Amazon.com, Inc.,
2.50%, 6/3/50		225	231
4.25%, 8/22/57		100	137

Morgan Stanley Variable Insurance Fund, Inc.

Core Plus Fixed Income Portfolio

Portfolio of Investments

Third Quarter Report

September 30, 2020 (unaudited)(cont’d)

American Airlines Pass-Through Trust,
Series AA
3.15%, 8/15/33	193	183
Amgen, Inc.,
2.45%, 2/21/30	325	345
2.77%, 9/1/53 (b)	150	144
4.66%, 6/15/51	25	33
Anheuser-Busch InBev Worldwide, Inc.,
4.60%, 4/15/48	100	120
4.75%, 1/23/29	150	183
5.55%, 1/23/49	350	472
Anthem, Inc.
3.65%, 12/1/27	200	228
Apple, Inc.
2.95%, 9/11/49	250	275
AT&T, Inc.,
2.25%, 2/1/32	450	452
3.50%, 9/15/53 (b)	207	201
3.65%, 9/15/59 (b)	225	222
Automatic Data Processing, Inc.
1.25%, 9/1/30	450	445
BAT Capital Corp.
3.56%, 8/15/27	550	595
Boeing Co. (The),
3.95%, 8/1/59	250	227
5.15%, 5/1/30	325	366
Booking Holdings, Inc.
0.90%, 9/15/21	105	112
BP Capital Markets PLC,
4.38%, 6/22/25 (f)	150	157
4.88%, 3/22/30 (f)	150	161
Braskem Netherlands Finance BV
4.50%, 1/31/30 (b)	310	290
Campbell Soup Co.
3.13%, 4/24/50	300	305
Canadian National Railway Co.
2.45%, 5/1/50	200	199
Charter Communications Operating LLC/Charter Communications Operating Capital
2.80%, 4/1/31	250	261
Children's Health System of Texas
2.51%, 8/15/50	175	167
Cigna Corp.,
2.40%, 3/15/30	75	78
3.05%, 10/15/27	100	111
CNH Industrial Capital LLC
4.38%, 11/6/20	300	301
CNOOC Finance 2013 Ltd.
3.00%, 5/9/23	220	231
Coca-Cola Femsa SAB de CV
2.75%, 1/22/30	400	426
Comcast Corp.,
1.95%, 1/15/31	425	438
4.05%, 11/1/52	300	370
4.25%, 1/15/33	200	249
Concho Resources, Inc.
4.85%, 8/15/48	150	165
Cummins, Inc.
1.50%, 9/1/30	450	448
CVS Health Corp.,
1.75%, 8/21/30	150	147
3.75%, 4/1/30	373	427
5.05%, 3/25/48	200	256

Morgan Stanley Variable Insurance Fund, Inc.

Core Plus Fixed Income Portfolio

Portfolio of Investments

Third Quarter Report

September 30, 2020 (unaudited)(cont’d)

5.13%, 7/20/45		75	95
Deere & Co.
3.10%, 4/15/30		125	143
Dell International LLC/EMC Corp.,
4.90%, 10/1/26 (b)		200	226
6.02%, 6/15/26 (b)		175	206
Delta Air Lines, Inc.,
Series AA
3.20%, 10/25/25		250	250
Diageo Capital PLC
2.13%, 10/24/24		450	478
Diamond Sports Group LLC/Diamond Sports Finance Co.
6.63%, 8/15/27 (b)		250	130
Diamondback Energy, Inc.
3.25%, 12/1/26		425	427
Enbridge, Inc.
2.50%, 1/15/25		250	263
Energy Transfer Operating LP
2.90%, 5/15/25		250	252
Enterprise Products Operating LLC
4.20%, 1/31/50		350	373
Equinix, Inc.
1.55%, 3/15/28 (g)		350	351
Exxon Mobil Corp.
3.10%, 8/16/49		325	334
Ford Motor Credit Co., LLC,
3.10%, 5/4/23		200	196
4.39%, 1/8/26		200	198
Fortune Brands Home & Security, Inc.
4.00%, 9/21/23		350	383
Fox Corp.
5.58%, 1/25/49		200	277
General Motors Co.
6.60%, 4/1/36		125	152
General Motors Financial Co., Inc.,
3.85%, 1/5/28		150	158
4.35%, 1/17/27		375	408
Georgia-Pacific LLC
2.30%, 4/30/30 (b)		325	346
Glencore Funding LLC
4.13%, 3/12/24 (b)		450	488
Grifols SA
2.25%, 11/15/27 (b)	EUR	200	234
HCA, Inc.
5.50%, 6/15/47		$300	373
Heathrow Funding Ltd.
4.88%, 7/15/23 (b)		435	446
Imperial Brands Finance PLC
3.13%, 7/26/24 (b)		350	371
Intel Corp.
3.25%, 11/15/49		175	197
Johns Hopkins University,
Series A
2.81%, 1/1/60		270	288
Kimberly-Clark de Mexico SAB de CV
2.43%, 7/1/31 (b)		300	306
Las Vegas Sands Corp.
3.20%, 8/8/24		175	177
Level 3 Financing, Inc.
3.40%, 3/1/27 (b)		325	351
Lowe's Cos., Inc.
4.50%, 4/15/30		300	373

Morgan Stanley Variable Insurance Fund, Inc.

Core Plus Fixed Income Portfolio

Portfolio of Investments

Third Quarter Report

September 30, 2020 (unaudited)(cont’d)

LYB International Finance III LLC
4.20%, 5/1/50		175	196
McLaren Health Care Corp.,
Series A
4.39%, 5/15/48		250	312
Methodist Hospital (The),
Series 20A
2.71%, 12/1/50		300	301
Newcastle Coal Infrastructure Group Pty Ltd.
4.40%, 9/29/27 (b)		475	473
Newmont Corp.,
2.25%, 10/1/30		250	259
3.70%, 3/15/23 (e)		58	61
NIKE, Inc.
2.85%, 3/27/30		300	338
Nissan Motor Co. Ltd.
3.04%, 9/15/23 (b)		275	279
Nuance Communications, Inc.
1.00%, 12/15/35		179	261
Nvent Finance Sarl
3.95%, 4/15/23		450	469
NVIDIA Corp.
2.85%, 4/1/30		300	338
Occidental Petroleum Corp.,
3.20%, 8/15/26		45	36
5.55%, 3/15/26		325	295
Palo Alto Networks, Inc.
0.75%, 7/1/23		159	180
Procter & Gamble Co. (The)
3.00%, 3/25/30		250	291
Raytheon Technologies Corp.
4.50%, 6/1/42		150	190
Resort at Summerlin LP,
Series B
13.00%, 12/15/07 (h)(i)(j)(k)(l)		299	—
Resorts World Las Vegas LLC/RWLV Capital, Inc.
4.63%, 4/16/29 (b)		400	378
Rockies Express Pipeline LLC
3.60%, 5/15/25 (b)		475	467
Royalty Pharma PLC
2.20%, 9/2/30 (b)		175	175
Sherwin-Williams Co. (The)
2.30%, 5/15/30		450	471
Siemens Financieringsmaatschappij N.V.
2.35%, 10/15/26 (b)		525	564
Sprint Spectrum Co., LLC/Sprint Spectrum Co., II LLC/Sprint Spectrum Co., III LLC
3.36%, 3/20/23 (b)		265	269
Standard Industries, Inc.
2.25%, 11/21/26 (b)	EUR	125	141
Starbucks Corp.
3.80%, 8/15/25		$450	509
Sunoco Logistics Partners Operations LP
3.90%, 7/15/26		200	205
T-Mobile USA, Inc.
3.88%, 4/15/30 (b)		350	397
Target Corp.
2.65%, 9/15/30		125	140
Telefonica Emisiones SA
4.10%, 3/8/27		550	626
Teva Pharmaceutical Finance Netherlands III BV
2.20%, 7/21/21		46	46

Morgan Stanley Variable Insurance Fund, Inc.

Core Plus Fixed Income Portfolio

Portfolio of Investments

Third Quarter Report

September 30, 2020 (unaudited)(cont’d)

Trimble, Inc.
4.15%, 6/15/23	625	674
TSMC Global Ltd.
0.75%, 9/28/25 (b)(e)	250	248
Twitter, Inc.
1.00%, 9/15/21	344	343
Upjohn, Inc.
4.00%, 6/22/50 (b)	150	161
Verint Systems, Inc.
1.50%, 6/1/21	200	203
Verizon Communications, Inc.
4.67%, 3/15/55	418	581
Volkswagen Group of America Finance LLC
4.75%, 11/13/28 (b)	275	329
VTR Finance
6.38%, 7/15/28 (b)	200	211
Walmart, Inc.
4.05%, 6/29/48	100	131
Walt Disney Co. (The),
2.75%, 9/1/49	372	364
3.60%, 1/13/51	61	69
Weibo Corp.
1.25%, 11/15/22	132	126
Western Midstream Operating LP
4.10%, 2/1/25	300	286
Williams Cos., Inc. (The)
4.85%, 3/1/48	350	393
		33,780
Utilities (2.7%)
Boston Gas Co.
3.00%, 8/1/29 (b)	225	248
Calpine Corp.
4.50%, 2/15/28 (b)	350	359
DTE Energy Co.
2.95%, 3/1/30	225	241
Duke Energy Indiana LLC,
Series YYY
3.25%, 10/1/49	150	168
Enel Finance International N.V.
3.63%, 5/25/27 (b)	275	306
Entergy Louisiana LLC
3.05%, 6/1/31	175	200
FirstEnergy Corp.,
Series C
3.40%, 3/1/50	250	244
Korea Hydro & Nuclear Power Co., Ltd.
3.75%, 7/25/23 (b)	710	770
Mississippi Power Co.
3.95%, 3/30/28	500	575
Northern States Power Co.
2.90%, 3/1/50	250	269
Oglethorpe Power Corp.
5.05%, 10/1/48	250	296
ONEOK, Inc.
3.10%, 3/15/30	375	362
Pacific Gas and Electric Co.,
3.15%, 1/1/26 (e)	200	206
3.50%, 8/1/50	250	227

Morgan Stanley Variable Insurance Fund, Inc.

Core Plus Fixed Income Portfolio

Portfolio of Investments

Third Quarter Report

September 30, 2020 (unaudited)(cont’d)

Xcel Energy, Inc.
2.60%, 12/1/29		325	352
			4,823
			69,360
Mortgages - Other (13.8%)
Alternative Loan Trust,
1 Month USD LIBOR + 0.18%, 0.33%, 5/25/47 (c)		115	106
5.50%, 2/25/36		6	5
6.00%, 7/25/37		51	44
PAC
5.50%, 2/25/36		3	3
6.00%, 4/25/36		14	10
Banc of America Alternative Loan Trust,
1 Month USD LIBOR + 0.65%, 0.80%, 7/25/46 (c)		143	105
5.86%, 10/25/36		305	137
6.00%, 4/25/36		5	5
Banc of America Funding Trust,
5.25%, 7/25/37		78	77
6.00%, 7/25/37		18	17
Bunker Hill Loan Depositary Trust,
1.72%, 2/25/55 (b)(c)		580	587
ChaseFlex Trust,
6.00%, 2/25/37		351	221
Classic RMBS Trust,
3.06%, 8/16/49 (b)	CAD	632	477
CSFB Mortgage-Backed Pass-Through Certificates,
6.50%, 11/25/35		$749	243
Eurosail BV,
3 Month EURIBOR + 1.80%, 1.36%, 10/17/40 (c)	EUR	300	344
Eurosail PLC,
3 Month GBP LIBOR + 0.95%, 1.01%, 6/13/45 (c)	GBP	431	543
Farringdon Mortgages No. 2 PLC,
3 Month GBP LIBOR + 1.50%, 1.58%, 7/15/47 (c)		209	267
Federal Home Loan Mortgage Corporation,
1 Month USD LIBOR + 2.35%, 2.50%, 4/25/30 (c)		$515	520
3.00%, 9/25/45 – 5/25/47		1,705	1,740
3.50%, 5/25/45 – 5/25/47		1,139	1,180
3.88%, 5/25/45 (b)(c)		42	42
4.00%, 5/25/45		51	53
Grifonas Finance PLC,
6 Month EURIBOR + 0.28%, 0.00%, 8/28/39 (c)	EUR	329	373
GSR Mortgage Loan Trust,
5.75%, 1/25/37		$122	109
HarborView Mortgage Loan Trust,
1 Month USD LIBOR + 0.19%, 0.35%, 1/19/38 (c)		298	271
Headlands Residential LLC,
3.97%, 6/25/24 (b)		150	151
IM Pastor 3 FTH,
3 Month EURIBOR + 0.14%, 0.00%, 3/22/43 (c)	EUR	391	411
JP Morgan Alternative Loan Trust,
6.00%, 12/25/35		$50	46
JP Morgan Mortgage Trust,
3.79%, 6/25/37 (c)		47	41
6.00%, 6/25/37		30	33
L1C 2020-1 LLC,
5.29%, 8/25/51 (b)		400	401
Landmark Mortgage Securities No. 1 PLC,
3 Month EURIBOR + 0.60%, 0.25%, 6/17/38 (c)	EUR	384	419
Legacy Mortgage Asset Trust,
3.25%, 2/25/60 (b)		$581	591

Morgan Stanley Variable Insurance Fund, Inc.

Core Plus Fixed Income Portfolio

Portfolio of Investments

Third Quarter Report

September 30, 2020 (unaudited)(cont’d)

Lehman Mortgage Trust,
6.50%, 9/25/37		701	366
LHOME Mortgage Trust,
3.23%, 10/25/24 (b)		170	170
4.58%, 10/25/23 (b)		400	407
New Residential Mortgage Loan Trust,
3.23%, 8/25/60 (b)		117	118
New Residential Mortgage Loan Trust,
4.00%, 9/25/57 (b)(c)		351	388
NRPL Trust,
4.25%, 7/25/67 (b)		475	490
OBX 2020-EXP1 Trust,
3.50%, 2/25/60 (b)(c)		235	243
Paragon Mortgages No. 13 PLC,
3 Month GBP LIBOR + 0.40%, 0.48%, 1/15/39 (c)	GBP	268	330
Paragon Mortgages No. 15 PLC,
3 Month EURIBOR + 0.54%, 0.06%, 12/15/39 (c)	EUR	500	531
PRPM LLC,
4.50%, 1/25/24 (b)		$365	368
RALI Trust,
6.00%, 4/25/36 – 1/25/37		35	34
PAC
6.00%, 4/25/36		13	12
Residential Asset Securitization Trust,
6.00%, 7/25/36		25	20
RMF Buyout Issuance Trust,
1.71%, 6/25/30 (b)(c)		416	418
2.15%, 6/25/30 (b)(c)		150	151
Rochester Financing No. 2 PLC,
3 Month GBP LIBOR + 2.75%, 2.80%, 6/18/45 (c)	GBP	350	451
Seasoned Credit Risk Transfer Trust,
3.00%, 7/25/56 – 2/25/59		$4,831	5,269
4.00%, 7/25/56 (c)		300	302
4.00%, 8/25/56 (b)(c)		400	393
4.00%, 8/25/58 – 2/25/59		552	614
4.25%, 8/25/59 (b)(c)		650	632
4.50%, 6/25/57		1,098	1,232
4.75%, 7/25/56 – 6/25/57(b)(c)		700	697
4.75%, 10/25/58 (c)		300	291
Structured Asset Securities Corp. Reverse Mortgage Loan Trust,
1 Month USD LIBOR + 1.85%, 2.00%, 5/25/47 (b)(c)		838	704
TDA 27 FTA,
3 Month EURIBOR + 0.19%, 0.00%, 12/28/50 (c)	EUR	500	470
TVC Mortgage Trust,
3.47%, 9/25/24 (b)		$200	204
			24,877
Municipal Bonds (1.2%)
Chicago O’Hare International Airport, IL,
O'Hare International Airport Revenue Series 2010B
6.40%, 1/1/40		115	172
City of New York, NY,
Series G-1
5.97%, 3/1/36		245	355
Illinois State Toll Highway Authority, IL,
Highway Revenue, Build America Bonds Series A
6.18%, 1/1/34		705	1,023
Pennsylvania State University/The, PA,
Series D
2.84%, 9/1/50		325	335

Morgan Stanley Variable Insurance Fund, Inc.

Core Plus Fixed Income Portfolio

Portfolio of Investments

Third Quarter Report

September 30, 2020 (unaudited)(cont’d)

University of Virginia, VA
2.26%, 9/1/50		325	318
			2,203
Sovereign (7.8%)
Australia Government Bond,
2.75%, 11/21/28	AUD	3,725	3,106
3.25%, 4/21/25		1,100	894
Banque Ouest Africaine de Developpement,
4.70%, 10/22/31 (b)		$350	368
Croatia Government International Bond,
1.50%, 6/17/31	EUR	275	336
Dominican Republic International Bond,
5.88%, 1/30/60 (b)		$400	380
Ecuador Government International Bond,
0.00%, 7/31/30 (b)		15	7
0.50%, 7/31/30 – 7/31/40(b)(m)		250	142
Egypt Government International Bond,
6.38%, 4/11/31 (b)	EUR	400	438
8.15%, 11/20/59 (b)		$200	187
Export-Import Bank of India,
3.25%, 1/15/30 (b)		200	202
Honduras Government International Bond,
5.63%, 6/24/30 (b)		150	161
Indonesia Treasury Bond,
8.25%, 5/15/29	IDR	5,325,000	391
8.38%, 3/15/34		4,816,000	349
Italy Buoni Poliennali Del Tesoro,
1.65%, 12/1/30 (b)	EUR	450	568
Mexican Bonos,
Series M
8.50%, 5/31/29	MXN	16,500	883
Mexico Government International Bond,
3.25%, 4/16/30 (e)		$300	308
New Zealand Government Bond,
2.75%, 4/15/37	NZD	800	679
Nigeria Government International Bond,
9.25%, 1/21/49 (b)		$400	399
Pertamina Persero PT,
6.50%, 11/7/48 (b)		350	467
Petroleos Mexicanos,
6.50%, 1/23/29		210	189
6.84%, 1/23/30 (b)		180	161
6.95%, 1/28/60 (b)		55	43
7.69%, 1/23/50 (b)		159	133
Qatar Government International Bond,
5.10%, 4/23/48 (b)		300	418
Republic of Austria Government Bond,
0.85%, 12/31/99 (b)	EUR	60	87
2.10%, 12/31/99 (b)		42	105
Republic of Belarus Ministry of Finance,
6.38%, 2/24/31 (b)		$220	206
Republic of South Africa Government Bond,
8.00%, 1/31/30	ZAR	15,032	820
Russian Foreign Bond - Eurobond,
5.63%, 4/4/42		$400	536
Senegal Government International Bond,
6.25%, 5/23/33 (b)		200	198

Morgan Stanley Variable Insurance Fund, Inc.

Core Plus Fixed Income Portfolio

Portfolio of Investments

Third Quarter Report

September 30, 2020 (unaudited)(cont’d)

Spain Government Bond,
1.25%, 10/31/30 (b)	EUR	775	999
			14,160
Total Fixed Income Securities (Cost $170,633)			175,765

	Shares	Value (000)
Short-Term Investments (14.3%)
Securities held as Collateral on Loaned Securities (0.9%)
Investment Company (0.9%)
Morgan Stanley Institutional Liquidity Funds - Government Portfolio - Institutional Class (n) (Cost $1,536)	1,536,350	$1,536

Investment Company (12.1%)
Morgan Stanley Institutional Liquidity Funds - Government Portfolio - Institutional Class (n) (Cost $21,901)	21,901,493	21,901

	Face Amount (000)
U.S. Treasury Securities (1.0%)
U.S. Treasury Bills 0.16%, 1/28/21 (o)(p)		$833	833
0.12%, 11/27/20 (o)		500	500
0.14%, 11/27/20 (o)		500	500
Total U.S. Treasury Securities (Cost $1,832)			1,833

Sovereign (0.3%)
Egypt Treasury Bills,
13.68%, 3/2/21	EGP	2,575	157
13.66%, 3/2/21		1,800	109
13.65%, 3/2/21		1,200	72
13.69%, 3/2/21		1,200	72
13.60%, 3/2/21		725	44
13.70%, 3/2/21		175	11
Total Sovereign (Cost $459)			465
Total Short-Term Investments (Cost $25,728)			25,735
Total Investments (111.6%) (Cost $196,361) Including $1,685 of Securities Loaned (q)(r)(s)			201,500
Liabilities in Excess of Other Assets (-11.6%)			(21,023)
Net Assets (100.0%)			$180,477

(a)	Security is subject to delayed delivery.
(b)	144A security — Certain conditions for public sale may exist. Unless otherwise noted, these securities are deemed to be liquid.
(c)	Floating or variable rate securities: The rates disclosed are as of September 30, 2020. For securities based on a published reference rate and spread, the reference rate and spread are indicated in the description in the Portfolio of Investments. Certain variable rate securities may not be based on a published reference rate and spread but are determined by the issuer or agent and are based on current market conditions. These securities do not indicate a reference rate and spread in their description in the Portfolio of Investments.
(d)	Inverse Floating Rate Security - Interest rate fluctuates with an inverse relationship to an associated interest rate. Indicated rate is the effective rate at September 30, 2020.

Morgan Stanley Variable Insurance Fund, Inc.

Core Plus Fixed Income Portfolio

Portfolio of Investments

Third Quarter Report

September 30, 2020 (unaudited)(cont’d)

(e)	All or a portion of this security was on loan. The value of loaned securities and related collateral outstanding at September 30, 2020, were approximately $1,685,000 and $1,720,000, respectively. The Fund received cash collateral of approximately $1,536,000, which was subsequently invested in Morgan Stanley Institutional Liquidity Funds - Government Portfolio - Institutional Class as reported in the Portfolio of Investments. The remaining collateral of approximately $184,000 was received in the form of U.S. Government obligations, which the Fund cannot sell or re-pledge and accordingly are not reflected in the Portfolio of Investments. The Fund has the right under the securities lending agreement to recover the securities from the borrower on demand.
(f)	Perpetual — One or more securities do not have a predetermined maturity date. Rates for these securities are fixed for a period of time, after which they revert to a floating rate. Interest rates in effect are as of September 30, 2020.
(g)	When-issued security.
(h)	Issuer in bankruptcy.
(i)	Non-income producing security; bond in default.
(j)	Acquired through exchange offer.
(k)	At September 30, 2020, the Fund held a fair valued security valued at $0, representing 0.0% of net assets. This security has been fair valued as determined in good faith under procedures established by and under the general supervision of the Company's (as defined herein) Directors.
(l)	PIK: Payment-in-kind security for which part of the income earned may be paid as additional principal.
(m)	Multi-step — Coupon rate changes in predetermined increments to maturity. Rate disclosed is as of September 30, 2020. Maturity date disclosed is the ultimate maturity date.
(n)	The Fund invests in the Institutional Class of the Morgan Stanley Institutional Liquidity Funds - Government Portfolio - (the "Liquidity Funds"), an open-end management investment company managed by the Adviser, both directly and as a portion of the securities held as collateral on loaned securities. Advisory fees paid by the Fund are reduced by an amount equal to its pro-rata share of the advisory and administration fees paid by the Fund due to its investment in the Liquidity Funds. For the nine months ended September 30, 2020, advisory fees paid were reduced by approximately $24,000 relating to the Fund's investment in the Liquidity Funds.
(o)	Rate shown is the yield to maturity at September 30, 2020.
(p)	All or a portion of the security was pledged to cover margin requirements for swap agreement.
(q)	Securities are available for collateral in connection with securities purchased on a forward commitment basis, open foreign currency forward exchange contracts, futures contracts and swap agreement.
(r)	The Fund is permitted to purchase and sell securities ("cross-trade") from and to other Morgan Stanley Funds as well as other funds and client accounts for which the Adviser or an affiliate of the Adviser serves as investment adviser, pursuant to procedures approved by the Directors in compliance with Rule 17a-7 under the Act (the "Rule"). Each cross-trade is executed at the current market price in compliance with provisions of the Rule. For the nine months ended September 30, 2020, the Fund did not engage in any cross-trade transactions.
(s)	At September 30, 2020, the aggregate cost for federal income tax purposes approximates the aggregate cost for book purposes. The aggregate gross unrealized appreciation is approximately $8,810,000 and the aggregate gross unrealized depreciation is approximately $3,552,000, resulting in net unrealized appreciation of approximately $5,258,000.

EURIBOR	Euro Interbank Offered Rate.
IO	Interest Only.
LIBOR	London Interbank Offered Rate.
MTN	Medium Term Note.
OAT	Obligations Assimilables du Trésor (French Treasury Obligation).
PAC	Planned Amortization Class.
REMIC	Real Estate Mortgage Investment Conduit.
STRIPS	Separate Trading of Registered Interest and Principal of Securities.
TBA	To Be Announced.
USD	United States Dollar.

Morgan Stanley Variable Insurance Fund, Inc.

Core Plus Fixed Income Portfolio

Portfolio of Investments

Third Quarter Report

September 30, 2020 (unaudited)(cont’d)

Foreign Currency Forward Exchange Contracts:

The Fund had the following foreign currency forward exchange contracts open at September 30, 2020:

Counterparty	Contracts to Deliver (000)		In Exchange For (000)		Delivery Date	Unrealized Appreciation (Depreciation) (000)
Australia and New Zealand Banking Group	GBP	1,206		$1,594	12/1/20	$38
Bank of America NA	ZAR	13,897		$814	12/1/20	(10)
Barclays Bank PLC	NOK	4,395		$486	12/1/20	15
Barclays Bank PLC	NZD	1,011		$661	12/1/20	(8)
BNP Paribas SA	EUR	376	PLN	1,665	12/1/20	(11)
BNP Paribas SA		$413	MXN	8,799	12/1/20	(18)
Citibank NA	EUR	5,667		$6,754	12/1/20	101
Citibank NA	MXN	9,985		$449	12/1/20	1
Citibank NA	RUB	64,368		$859	12/1/20	36
Citibank NA		$850	RUB	64,368	12/1/20	(27)
JPMorgan Chase Bank NA	CAD	1,538		$1,166	12/1/20	11
JPMorgan Chase Bank NA		$21	CAD	27	12/1/20	(—@ )
JPMorgan Chase Bank NA		$17	GBP	14	12/1/20	—@
UBS AG	CAD	24		$18	10/5/20	—@
UBS AG	AUD	5,590		$4,012	12/1/20	7
UBS AG	IDR	11,675,884		$787	12/1/20	7
UBS AG		$18	CAD	24	12/1/20	(—@ )
UBS AG		$549	EUR	460	12/1/20	(9)
UBS AG		$963	NOK	8,455	12/1/20	(57)
						$76

Morgan Stanley Variable Insurance Fund, Inc.

Core Plus Fixed Income Portfolio

Portfolio of Investments

Third Quarter Report

September 30, 2020 (unaudited)(cont’d)

Futures Contracts:

The Fund had the following futures contracts open at September 30, 2020:

	Number of Contracts	Expiration Date	Notional Amount (000)		Value (000)	Unrealized Appreciation (Depreciation) (000)
Long:
U.S. Treasury 2 yr. Note	43	Dec-20		$8,600	$9,501	$4
U.S. Treasury 5 yr. Note	94	Dec-20		9,400	11,847	22
U.S. Treasury Ultra Bond	58	Dec-20		5,800	12,865	18

Short:
Euro OAT	7	Dec-20	EUR	(700)	(1,383)	(12)
German Euro 30 yr. Bond	1	Dec-20		(100)	(261)	(6)
German Euro Bund	9	Dec-20		(900)	(1,842)	(12)
U.S. Treasury 10 yr. Ultra Long Bond	34	Dec-20		$(3,400)	(5,437)	(8)
						$6

Credit Default Swap Agreement:

The Fund had the following credit default swap agreement open at September 30, 2020:

Swap Counterparty and Reference Obligation	Credit Rating of Reference Obligation†	Buy/Sell Protection	Pay/Receive Fixed Rate	Payment Frequency	Maturity Date	Notional Amount (000)	Value (000)	Upfront Payment (Received) (000)	Unrealized Appreciation (000)
Morgan Stanley & Co. LLC*
CDX.NA.HY.33	NR	Buy	5.00%	Quarterly	12/20/24	$1,424	$(75)	$(112)	$37

@	—	Value is less than $500.
†	—	Credit rating as issued by Standard & Poor’s.
*	—	Cleared swap agreement, the broker is Morgan Stanley & Co. LLC.
NR	—	Not rated.
OAT	—	Obligations Assimilables du Trésor (Treasury Obligation).
AUD	—	Australian Dollar
CAD	—	Canadian Dollar
EGP	—	Egyptian Pound
EUR	—	Euro
GBP	—	British Pound
IDR	—	Indonesian Rupiah
MXN	—	Mexican Peso
NOK	—	Norwegian Krone
NZD	—	New Zealand Dollar
PLN	—	Polish Zloty
RUB	—	Russian Ruble
USD	—	United States Dollar
ZAR	—	South African Rand

Portfolio Composition**

Classification	Percentage of Total Investments
Industrials	16.9%
Agency Fixed Rate Mortgages	15.7
Finance	15.0
Mortgages - Other	12.4
Short-Term Investments	12.1
Asset-Backed Securities	10.6
Sovereign	7.1
Commercial Mortgage-Backed Securities	5.5
Other***	4.7
Total Investments	100.0	%****

**	Percentages indicated are based upon total investments (excluding Securities held as Collateral on Loaned Securities) as of September 30, 2020.
***	Industries and/or investment types representing less than 5% of total investments.
****	Does not include open long/short futures contracts with a value of approximately $43,136,000 and net unrealized appreciation of approximately $6,000. Does not include open foreign currency forward exchange contracts with net unrealized appreciation of approximately $76,000 and does not include an open swap agreement with total unrealized appreciation of approximately $37,000.

Morgan Stanley Variable Insurance Fund, Inc.

Emerging Markets Debt Portfolio

Portfolio of Investments

Third Quarter Report

September 30, 2020 (unaudited)

	Face Amount (000)	Value (000)
Fixed Income Securities (97.5%)
Angola (0.9%)
Sovereign (0.9%)
Angolan Government International Bond,
8.00%, 11/26/29 (a)	$990	$787
9.38%, 5/8/48 (a)	890	699
		1,486
Argentina (1.8%)
Corporate Bonds (1.2%)
Province of Santa Fe,
6.90%, 11/1/27 (a)	1,210	787
Provincia de Cordoba,
7.45%, 9/1/24 (a)	440	253
Provincia de Entre Rios Argentina,
8.75%, 2/8/25 (a)(b)(c)	1,470	823
		1,863
Sovereign (0.6%)
Argentine Republic Government International Bond,
0.13%, 7/9/30 – 7/9/35 (e)	2,226	877
1.00%, 7/9/29	148	68
		945
		2,808
Azerbaijan (1.2%)
Sovereign (1.2%)
Republic of Azerbaijan International Bond,
3.50%, 9/1/32	1,930	1,862

Bahrain (1.0%)
Sovereign (1.0%)
Bahrain Government International Bond,
7.50%, 9/20/47	1,530	1,631

Belarus (0.8%)
Sovereign (0.8%)
Republic of Belarus International Bond,
6.20%, 2/28/30 (a)	720	675
Republic of Belarus Ministry of Finance,
6.38%, 2/24/31 (a)	550	516
		1,191
Brazil (5.6%)
Corporate Bonds (3.0%)
Braskem Netherlands Finance BV,
4.50%, 1/31/30 (a)	1,030	963
CSN Islands XI Corp.,
6.75%, 1/28/28 (a)	1,130	1,097
Minerva Luxembourg SA,
5.88%, 1/19/28 (a)	1,080	1,123
Petrobras Global Finance BV,
5.09%, 1/15/30	449	472
6.75%, 6/3/50	320	347
Rumo Luxembourg Sarl,
7.38%, 2/9/24	452	475

Morgan Stanley Variable Insurance Fund, Inc.

Emerging Markets Debt Portfolio

Portfolio of Investments

Third Quarter Report

September 30, 2020 (unaudited)(cont’d)

Suzano Austria GmbH,
3.75%, 1/15/31	175	176
		4,653
Sovereign (2.6%)
Brazilian Government International Bond,
3.88%, 6/12/30	460	461
4.50%, 5/30/29	420	449
5.00%, 1/27/45	1,739	1,759
6.00%, 4/7/26	1,250	1,462
		4,131
		8,784
Chile (2.4%)
Corporate Bond (0.7%)
Colbun SA,
3.15%, 3/6/30 (a)	990	1,070

Sovereign (1.7%)
Chile Government International Bond,
3.50%, 1/25/50	1,350	1,544
3.86%, 6/21/47	230	276
Empresa Nacional del Petroleo,
4.75%, 12/6/21	761	787
		2,607
		3,677
China (5.3%)
Corporate Bond (0.6%)
Fufeng Group Ltd.,
5.88%, 8/28/21	950	977

Sovereign (4.7%)
Sinopec Group Overseas Development 2012 Ltd.,
4.88%, 5/17/42	1,090	1,437
Sinopec Group Overseas Development 2013 Ltd.,
4.38%, 10/17/23	1,070	1,175
Sinopec Group Overseas Development 2018 Ltd.,
2.95%, 11/12/29 (a)	1,600	1,714
Three Gorges Finance I Cayman Islands Ltd.,
2.30%, 6/2/21 (a)	1,340	1,348
3.70%, 6/10/25	750	827
3.70%, 6/10/25 (a)	838	924
		7,425
		8,402
Colombia (3.0%)
Corporate Bonds (1.2%)
Geopark Ltd.,
6.50%, 9/21/24 (a)	890	845
Millicom International Cellular SA,
6.63%, 10/15/26 (a)	390	419
Termocandelaria Power Ltd.,
7.88%, 1/30/29 (a)	610	656
		1,920
Sovereign (1.8%)
Colombia Government International Bond,
3.00%, 1/30/30 (d)	556	569

Morgan Stanley Variable Insurance Fund, Inc.

Emerging Markets Debt Portfolio

Portfolio of Investments

Third Quarter Report

September 30, 2020 (unaudited)(cont’d)

5.00%, 6/15/45		1,960	2,291
			2,860
			4,780
Costa Rica (0.9%)
Sovereign (0.9%)
Costa Rica Government International Bond,
6.13%, 2/19/31 (a)		840	793
7.16%, 3/12/45		710	651
			1,444
Croatia (0.3%)
Sovereign (0.3%)
Croatia Government International Bond,
6.00%, 1/26/24		400	464

Dominican Republic (3.4%)
Sovereign (3.4%)
Dominican Republic International Bond,
5.88%, 1/30/60 (a)		960	912
6.00%, 7/19/28 (a)		570	615
6.85%, 1/27/45 (a)		740	783
6.88%, 1/29/26 (a)		1,310	1,461
7.45%, 4/30/44 (a)		739	835
9.75%, 6/5/26 (a)	DOP	44,050	771
			5,377
Ecuador (1.7%)
Sovereign (1.7%)
Ecuador Government International Bond,
0.00%, 7/31/30 (a)		$273	128
0.50%, 7/31/30 – 7/31/40(a)(e)		4,520	2,574
			2,702
Egypt (4.0%)
Sovereign (4.0%)
Arab Republic of Egypt,
5.25%, 10/6/25 (a)		550	552
Egypt Government International Bond,
4.75%, 4/16/26	EUR	510	571
6.38%, 4/11/31 (a)		1,300	1,422
6.59%, 2/21/28		$1,000	991
7.50%, 1/31/27 (a)(d)		890	938
8.15%, 11/20/59 (a)		1,540	1,442
8.88%, 5/29/50 (a)		340	338
			6,254
El Salvador (1.5%)
Sovereign (1.5%)
El Salvador Government International Bond,
6.38%, 1/18/27		1,491	1,291
7.12%, 1/20/50 (a)		360	283
8.63%, 2/28/29 (a)		760	724
			2,298
Gabon (0.5%)
Sovereign (0.5%)
Republic of Gabon,
6.63%, 2/6/31 (a)		320	287
6.95%, 6/16/25 (a)		610	574
			861

Morgan Stanley Variable Insurance Fund, Inc.

Emerging Markets Debt Portfolio

Portfolio of Investments

Third Quarter Report

September 30, 2020 (unaudited)(cont’d)

Ghana (1.2%)
Sovereign (1.2%)
Ghana Government International Bond,
8.63%, 6/16/49 (a)	1,060	897
8.95%, 3/26/51 (a)	1,070	929
		1,826
Guatemala (1.2%)
Sovereign (1.2%)
Guatemala Government Bond,
4.88%, 2/13/28	1,410	1,559
6.13%, 6/1/50 (a)	320	384
		1,943
Honduras (0.2%)
Sovereign (0.2%)
Honduras Government International Bond,
5.63%, 6/24/30 (a)	180	193
8.75%, 12/16/20	200	203
		396
Hungary (1.3%)
Sovereign (1.3%)
Hungary Government International Bond,
5.38%, 3/25/24	1,250	1,435
7.63%, 3/29/41	350	627
		2,062
India (0.5%)
Sovereign (0.5%)
Export-Import Bank of India,
3.38%, 8/5/26 (a)	790	834

Indonesia (6.1%)
Sovereign (6.1%)
Indonesia Government International Bond,
3.85%, 7/18/27	400	451
4.13%, 1/15/25	2,314	2,588
4.45%, 4/15/70	860	1,024
4.75%, 1/8/26 (a)	830	965
4.75%, 1/8/26	990	1,151
5.35%, 2/11/49	200	266
5.88%, 1/15/24	1,250	1,442
Pertamina Persero PT,
6.45%, 5/30/44 (a)	680	888
6.50%, 11/7/48 (a)	660	881
		9,656
Iraq (0.5%)
Sovereign (0.5%)
Iraq International Bond,
6.75%, 3/9/23 (a)	820	785

Jamaica (1.3%)
Sovereign (1.3%)
Jamaica Government International Bond,
7.88%, 7/28/45	720	917
8.00%, 3/15/39	860	1,118
		2,035

Morgan Stanley Variable Insurance Fund, Inc.

Emerging Markets Debt Portfolio

Portfolio of Investments

Third Quarter Report

September 30, 2020 (unaudited)(cont’d)

Jordan (0.5%)
Sovereign (0.5%)
Jordan Government International Bond,
7.38%, 10/10/47 (a)		840	838

Kazakhstan (2.0%)
Sovereign (2.0%)
Kazakhstan Government International Bond,
5.13%, 7/21/25 (a)		200	232
5.13%, 7/21/25		1,000	1,160
6.50%, 7/21/45		320	498
KazMunayGas National Co., JSC,
6.38%, 10/24/48 (a)		980	1,254
			3,144
Kenya (0.7%)
Sovereign (0.7%)
Kenya Government International Bond,
8.00%, 5/22/32 (a)		1,110	1,099

Lebanon (0.3%)
Sovereign (0.3%)
Lebanon Government International Bond,
6.85%, 3/23/27 – 5/25/29 (b)(c)		2,940	483
			483
Lithuania (0.3%)
Sovereign (0.3%)
Lithuania Government International Bond,
6.63%, 2/1/22		430	465

Malaysia (0.5%)
Sovereign (0.5%)
Petronas Capital Ltd.,
3.50%, 3/18/25		720	792

Mexico (7.0%)
Corporate Bond (0.9%)
Orbia Advance Corp SAB de CV,
5.50%, 1/15/48 (a)		1,240	1,396

Sovereign (6.1%)
Banco Nacional de Comercio Exterior SNC,
3.80%, 8/11/26 (a)		243	243
Mexican Bonos Series M,
7.50%, 6/3/27	MXN	18,115	911
Mexico Government International Bond,
3.75%, 1/11/28		$990	1,068
4.15%, 3/28/27		1,244	1,386
4.50%, 4/22/29		410	461
4.60%, 1/23/46		580	627
Petroleos Mexicanos,
6.84%, 1/23/30 (a)		1,501	1,342
6.95%, 1/28/60 (a)		470	364
7.69%, 1/23/50		450	377
7.69%, 1/23/50 (a)		3,288	2,757
			9,536
			10,932
Mongolia (0.6%)
Sovereign (0.6%)
Mongolia Government International Bond,
5.13%, 4/7/26 (a)(f)		240	242
5.63%, 5/1/23		740	763
			1,005

Morgan Stanley Variable Insurance Fund, Inc.

Emerging Markets Debt Portfolio

Portfolio of Investments

Third Quarter Report

September 30, 2020 (unaudited)(cont’d)

Nigeria (2.7%)
Corporate Bond (0.6%)
IHS Netherlands Holdco BV,
8.00%, 9/18/27 (a)	950	978

Sovereign (2.1%)
Nigeria Government International Bond,
6.38%, 7/12/23	270	276
6.50%, 11/28/27 (a)	920	879
7.14%, 2/23/30 (a)	860	819
9.25%, 1/21/49 (a)	1,400	1,395
		3,369
		4,347
Oman (1.3%)
Sovereign (1.3%)
Oman Government International Bond,
6.00%, 8/1/29 (a)	2,200	2,034

Panama (3.4%)
Corporate Bond (0.2%)
AES Panama Generation Holdings SRL,
4.38%, 5/31/30 (a)	375	385

Sovereign (3.2%)
Aeropuerto Internacional de Tocumen SA,
5.63%, 5/18/36 (a)	1,245	1,383
Panama Government International Bond,
3.87%, 7/23/60	470	540
4.00%, 9/22/24	1,264	1,385
4.50%, 4/1/56	450	566
8.88%, 9/30/27	763	1,096
		4,970
		5,355
Paraguay (2.1%)
Sovereign (2.1%)
Paraguay Government International Bond,
4.63%, 1/25/23 (a)	320	339
4.70%, 3/27/27 (a)	523	596
4.95%, 4/28/31 (a)	600	694
5.40%, 3/30/50 (a)	610	744
6.10%, 8/11/44 (a)	760	988
		3,361
Peru (3.7%)
Sovereign (3.7%)
Corporación Financiera de Desarrollo SA,
2.40%, 9/28/27 (a)	280	282
5.25%, 7/15/29 (a)	998	1,075
Peruvian Government International Bond,
5.63%, 11/18/50	890	1,421
6.55%, 3/14/37	1,150	1,743
Petroleos del Peru SA,
4.75%, 6/19/32 (a)	1,140	1,237
		5,758
Philippines (2.1%)
Sovereign (2.1%)
Philippine Government International Bond,
3.95%, 1/20/40	386	458

Morgan Stanley Variable Insurance Fund, Inc.

Emerging Markets Debt Portfolio

Portfolio of Investments

Third Quarter Report

September 30, 2020 (unaudited)(cont’d)

9.50%, 2/2/30	1,749	2,887
		3,345
Poland (1.4%)
Sovereign (1.4%)
Republic of Poland Government International Bond,
3.00%, 3/17/23	940	998
4.00%, 1/22/24	800	892
5.00%, 3/23/22	250	268
		2,158
Qatar (3.7%)
Sovereign (3.7%)
Qatar Government International Bond,
3.75%, 4/16/30 (a)	760	882
4.00%, 3/14/29	950	1,113
4.82%, 3/14/49 (a)	2,870	3,874
		5,869
Romania (0.4%)
Sovereign (0.4%)
Romanian Government International Bond,
4.38%, 8/22/23	600	653

Russia (4.0%)
Sovereign (4.0%)
Russian Foreign Bond - Eurobond,
4.50%, 4/4/22	2,200	2,309
5.63%, 4/4/42	3,000	4,018
		6,327
Saudi Arabia (2.1%)
Sovereign (2.1%)
Saudi Government International Bond,
4.38%, 4/16/29	1,300	1,525
5.25%, 1/16/50 (a)	1,280	1,724
		3,249
Senegal (0.6%)
Sovereign (0.6%)
Senegal Government International Bond,
6.25%, 5/23/33 (a)	920	910

South Africa (1.2%)
Sovereign (1.2%)
Eskom Holdings SOC Ltd.,
7.13%, 2/11/25	760	697
8.45%, 8/10/28 (a)	1,220	1,127
		1,824
Sri Lanka (0.9%)
Sovereign (0.9%)
Sri Lanka Government International Bond,
6.20%, 5/11/27	1,800	1,242
7.55%, 3/28/30	300	207
		1,449
Turkey (2.5%)
Sovereign (2.5%)
Turkey Government International Bond,
4.88%, 4/16/43	630	471
5.63%, 3/30/21	1,204	1,212
6.88%, 3/17/36	700	658

Morgan Stanley Variable Insurance Fund, Inc.

Emerging Markets Debt Portfolio

Portfolio of Investments

Third Quarter Report

September 30, 2020 (unaudited)(cont’d)

7.25%, 12/23/23	1,480	1,530
		3,871
Ukraine (2.4%)
Sovereign (2.4%)
Ukraine Government International Bond,
7.75%, 9/1/23 – 9/1/26	3,730	3,770

United Arab Emirates (2.3%)
Corporate Bond (0.5%)
DP World Crescent Ltd.,
4.85%, 9/26/28	740	822

Sovereign (1.8%)
Abu Dhabi Government International Bond,
2.50%, 9/30/29 (a)	1,750	1,873
3.13%, 5/3/26	938	1,033
		2,906
		3,728
Uruguay (1.9%)
Sovereign (1.9%)
Uruguay Government International Bond,
4.38%, 10/27/27	1,100	1,275
5.10%, 6/18/50	1,220	1,646
		2,921
Venezuela (0.3%)
Sovereign (0.3%)
Petroleos de Venezuela SA,
6.00%, 11/15/26 (b)(c)	15,740	472
Total Fixed Income Securities (Cost $159,468)		153,717

	No. of Warrants
Warrants (0.0%)
Nigeria (0.0%)
Central Bank of Nigeria Bond, 0.00% expires 11/15/20	750	3

Venezuela (0.0%)
Venezuela Government International Bond, Oil-Linked Payment Obligation, 0.00% expires 4/15/20 (g)	3,750	8
Total Warrants (Cost $—)		11

Shares
Short-Term Investments (3.1%)
Securities held as Collateral on Loaned Securities (0.8%)
Investment Company (0.6%)
Morgan Stanley Institutional Liquidity Funds - Treasury Securities Portfolio - Institutional Class (h) (Cost $1,015)	1,014,747	1,015

Face Amount (000)
Repurchase Agreements (0.2%)
Barclays Capital, Inc., (0.06%, dated 9/30/20, due 10/1/20; proceeds $153; fully collateralized by a U.S. Government obligation; 2.13% due 5/15/22; valued at $156)	$153	153

Morgan Stanley Variable Insurance Fund, Inc.

Emerging Markets Debt Portfolio

Portfolio of Investments

Third Quarter Report

September 30, 2020 (unaudited)(cont’d)

Merrill Lynch & Co., Inc., (0.05%, dated 9/30/20, due 10/1/20; proceeds $19; fully collateralized by U.S. Government obligations; 1.50% due 10/31/24; valued at $20)	19	19
Merrill Lynch & Co., Inc., (0.06%, dated 9/30/20, due 10/1/20; proceeds $59; fully collateralized by U.S. Government obligations; 1.50% due 10/31/24; valued at $60)	59	59
		231
Total Securities held as Collateral on Loaned Securities (Cost $1,246)		1,246

Shares
Investment Company (1.2%)
Morgan Stanley Institutional Liquidity Funds - Treasury Securities Portfolio - Institutional Class (h) (Cost $1,929)	1,929,030	1,929

	Face Amount (000)
Sovereign (1.1%)
Egypt (1.1%)
Egypt Treasury Bills,
13.60%, 3/2/21	EGP	2,625	159
13.65%, 3/2/21		4,325	261
13.66%, 3/2/21		6,500	393
13.68%, 3/2/21		9,325	564
13.69%, 3/2/21		4,325	262
13.70%, 3/2/21		650	39
Total Sovereign (Cost $1,656)			1,678
Total Short-Term Investments (Cost $4,831)			4,853
Total Investments (100.6%) (Cost $164,299) Including $1,222 of Securities Loaned (i)(j)(k)			158,581
Liabilities in Excess of Other Assets (-0.6%)			(1,020)
Net Assets (100.0%)			$157,561

Country assignments and aggregations are based generally on third party vendor classifications and information, and may be different from the assignments and aggregations under the policies set forth in the Fund's prospectus and/or statement of additional information relating to geographic classifications.

(a)	144A security — Certain conditions for public sale may exist. Unless otherwise noted, these securities are deemed to be liquid.
(b)	Non-income producing security; bond in default.
(c)	Issuer in bankruptcy.
(d)	All or a portion of this security was on loan. The value of loaned securities and related collateral outstanding at September 30, 2020, were approximately $1,222,000 and $1,246,000, respectively. The Fund received cash collateral of approximately $1,246,000, which was subsequently invested in Repurchase Agreements and Morgan Stanley Institutional Liquidity Funds - Treasury Securities Portfolio - Institutional Class as reported in the Portfolio of Investments. The Fund has the right under the securities lending agreement to recover the securities from the borrower on demand.
(e)	Multi-step — Coupon rate changes in predetermined increments to maturity. Rate disclosed is as of September 30, 2020. Maturity date disclosed is the ultimate maturity date.
(f)	When-issued security.
(g)	Perpetual maturity date. Date disclosed is the last expiration date.
(h)	The Fund invests in the Institutional Class of the Morgan Stanley Institutional Liquidity Funds - Treasury Securities Portfolio - (the "Liquidity Funds"), an open-end management investment company managed by the Adviser, both directly and as a portion of the securities held as collateral on loaned securities. Advisory fees paid by the Fund are reduced by an amount equal to its pro-rata share of the advisory and administration fees paid by the Fund due to its investment in the Liquidity Funds. For the nine months ended September 30, 2020, advisory fees paid were reduced by approximately $6,000 relating to the Fund's investment in the Liquidity Funds.
(i)	Securities are available for collateral in connection with purchase of when-issued security and an open foreign currency forward exchange contract.

Morgan Stanley Variable Insurance Fund, Inc.

Emerging Markets Debt Portfolio

Portfolio of Investments

Third Quarter Report

September 30, 2020 (unaudited)(cont’d)

(j)	The Fund is permitted to purchase and sell securities ("cross-trade") from and to other Morgan Stanley Funds as well as other funds and client accounts for which the Adviser or an affiliate of the Adviser serves as investment adviser, pursuant to procedures approved by the Directors in compliance with Rule 17a-7 under the Act (the "Rule"). Each cross-trade is executed at the current market price in compliance with provisions of the Rule. For the nine months ended September 30, 2020, the Fund did not engage in any cross-trade transactions.
(k)	At September 30, 2020, the aggregate cost for federal income tax purposes approximates the aggregate cost for book purposes. The aggregate gross unrealized appreciation is approximately $11,128,000 and the aggregate gross unrealized depreciation is approximately $16,828,000, resulting in net unrealized depreciation of approximately $5,700,000.

Morgan Stanley Variable Insurance Fund, Inc.

Emerging Markets Debt Portfolio

Portfolio of Investments

Third Quarter Report

September 30, 2020 (unaudited)(cont’d)

Foreign Currency Forward Exchange Contract:

The Fund had the following foreign currency forward exchange contract open at September 30, 2020:

Counterparty	Contracts to Deliver (000)		In Exchange For (000)	Delivery Date	Unrealized Appreciation (000)
UBS AG	EUR	1,780	$2,108	12/9/20	$18

DOP	—	Dominican Peso
EGP	—	Egyptian Pound
EUR	—	Euro
MXN	—	Mexican Peso

Portfolio Composition*

Classification	Percentage of Total Investments
Sovereign	88.8%
Corporate Bonds	8.9
Other**	2.3
Total Investments	100.0	%***

*	Percentages indicated are based upon total investments (excluding Securities held as Collateral on Loaned Securities) as of September 30, 2020.
**	Industries and/or investment types representing less than 5% of total investments.
***	Does not include an open foreign currency forward exchange contract with unrealized appreciation of approximately $18,000.

Morgan Stanley Variable Insurance Fund, Inc.

Emerging Markets Equity Portfolio

Portfolio of Investments

Third Quarter Report

September 30, 2020 (unaudited)

	Shares	Value (000)
Common Stocks (98.2%)
Argentina (1.0%)
Globant SA (a)	12,128	$2,174

Brazil (6.1%)
Hapvida Participacoes e Investimentos SA	183,893	2,035
Localiza Rent a Car SA	247,720	2,500
Lojas Renner SA	235,753	1,664
Pagseguro Digital Ltd., Class A (a)	57,853	2,182
Petroleo Brasileiro SA	347,009	1,221
Petroleo Brasileiro SA (Preference)	387,808	1,354
Rumo SA (a)	507,302	1,722
		12,678
China (38.1%)
Alibaba Group Holding Ltd. (a)(b)	155,300	5,701
Alibaba Group Holding Ltd. ADR (a)	48,095	14,139
Anhui Conch Cement Co., Ltd., Class A	273,184	2,229
China Construction Bank Corp. H Shares (b)	4,342,230	2,821
China International Capital Corp., Ltd. H Shares (a)(b)	544,000	1,265
China Mengniu Dairy Co., Ltd. (a)(b)	785,000	3,703
China Resources Beer Holdings Co., Ltd. (b)	600,000	3,685
China Resources Land Ltd. (b)	238,000	1,086
CSPC Pharmaceutical Group Ltd. (b)	1,080,400	2,109
Hua Hong Semiconductor Ltd. (a)(b)(c)	568,000	2,189
Jiangsu Hengrui Medicine Co., Ltd., Class A	81,258	1,076
Joincare Pharmaceutical Group Industry Co. Ltd.	352,400	885
Kweichow Moutai Co., Ltd., Class A	27,791	6,835
New Oriental Education & Technology Group, Inc. ADR (a)	18,713	2,798
Ping An Insurance Group Co. of China Ltd., Class A	127,989	1,439
Ping An Insurance Group Co. of China Ltd. H Shares (b)	97,500	1,012
Shandong Weigao Group Medical Polymer Co., Ltd. H Shares (b)	394,000	788
Shenzhou International Group Holdings Ltd. (b)	188,700	3,213
Sino Biopharmaceutical Ltd. (b)	1,462,000	1,601
TAL Education Group ADR (a)	26,077	1,983
Tencent Holdings Ltd. (b)	237,000	16,008
Universal Scientific Industrial Shanghai Co., Ltd., Class A	415,195	1,570
Yihai International Holding Ltd. (a)(b)	107,000	1,681
		79,816
Hong Kong (1.0%)
Hong Kong Exchanges & Clearing Ltd.	44,600	2,100

Hungary (1.1%)
Richter Gedeon Nyrt	108,169	2,283

India (6.5%)
Bharti Airtel Ltd.	231,142	1,322
Eicher Motors Ltd.	34,470	1,029
HDFC Bank Ltd. ADR (a)	29,965	1,497
ICICI Bank Ltd. (a)	299,297	1,447
ICICI Prudential Life Insurance Co., Ltd.	165,796	949
Infosys Ltd.	169,337	2,329
Infosys Ltd. ADR	41,206	569
Marico Ltd.	107,652	530
Reliance Industries Ltd.	122,114	3,031
Shree Cement Ltd.	3,053	841
		13,544
Indonesia (1.4%)
Bank Central Asia Tbk PT	1,580,100	2,884

Morgan Stanley Variable Insurance Fund, Inc.

Emerging Markets Equity Portfolio

Portfolio of Investments

Third Quarter Report

September 30, 2020 (unaudited)(cont’d)

Korea, Republic of (7.6%)
Kakao Corp.	6,598	2,052
NCSoft Corp.	1,512	1,042
Samsung Biologics Co., Ltd. (a)	1,841	1,085
Samsung Electronics Co., Ltd.	201,580	10,007
SK Hynix, Inc.	23,374	1,676
		15,862
Mexico (1.6%)
Grupo Aeroportuario del Centro Norte SAB de CV (a)	315,812	1,448
Wal-Mart de Mexico SAB de CV	829,440	1,985
		3,433
Peru (0.7%)
Cia de Minas Buenaventura SAA ADR	113,790	1,391

Poland (3.5%)
CD Projekt SA (a)	18,050	1,954
Jeronimo Martins SGPS SA	116,012	1,865
LPP SA (a)	936	1,591
PLAY Communications SA	202,113	2,020
		7,430
Russia (6.8%)
LUKOIL PJSC ADR	32,848	1,898
Novatek PJSC GDR	16,301	2,231
Novolipetsk Steel PJSC GDR	80,046	1,772
TCS Group Holding PLC GDR	79,523	2,098
X5 Retail Group N.V. GDR	71,135	2,629
Yandex N.V., Class A (a)	55,097	3,595
		14,223
South Africa (2.0%)
Capitec Bank Holdings Ltd.	33,708	2,076
Clicks Group Ltd.	154,153	2,041
		4,117
Taiwan (11.7%)
ASE Technology Holding Co., Ltd.	546,738	1,126
Delta Electronics, Inc.	216,000	1,419
Largan Precision Co., Ltd.	3,000	351
MediaTek, Inc.	134,000	2,839
Mega Financial Holding Co., Ltd.	48,000	46
Taiwan Semiconductor Manufacturing Co., Ltd.	1,155,000	17,376
Vanguard International Semiconductor Corp.	365,000	1,221
		24,378
Thailand (0.3%)
Muangthai Capital PCL (Foreign Shares) (a)	425,800	667

Turkey (0.7%)
Migros Ticaret AS (a)	277,768	1,481

United Kingdom (2.4%)
Avast PLC	387,651	2,632
Mondi PLC	108,761	2,305
		4,937
United States (5.7%)
ASML Holding NV	13,283	4,904
EPAM Systems, Inc. (a)	6,876	2,223
MercadoLibre, Inc. (a)	2,047	2,216

Morgan Stanley Variable Insurance Fund, Inc.

Emerging Markets Equity Portfolio

Portfolio of Investments

Third Quarter Report

September 30, 2020 (unaudited)(cont’d)

NIKE, Inc., Class B	20,890	2,622
		11,965
Total Common Stocks (Cost $131,022)		205,363

Short-Term Investments (2.3%)
Securities held as Collateral on Loaned Securities (0.4%)
Investment Company (0.4%)
Morgan Stanley Institutional Liquidity Funds - Government Portfolio - Institutional Class (d) (Cost $854)	854,141	854

Investment Company (1.9%)
Morgan Stanley Institutional Liquidity Funds - Government Portfolio - Institutional Class (d) (Cost $3,987)	3,987,047	3,987
Total Short-Term Investments (Cost $4,841)		4,841
Total Investments (100.5%) (Cost $135,863) Including $2,057 of Securities Loaned (e)(f)(g)		210,204
Liabilities in Excess of Other Assets (-0.5%)		(978)
Net Assets (100.0%)		$209,226

Country assignments and aggregations are based generally on third party vendor classifications and information, and may be different from the assignments and aggregations under the policies set forth in the Fund's prospectus and/or statement of additional information relating to geographic classifications.

(a)	Non-income producing security.
(b)	Security trades on the Hong Kong exchange.
(c)	All or a portion of this security was on loan. The value of loaned securities and related collateral outstanding at September 30, 2020, were approximately $2,057,000 and $2,185,000, respectively. The Fund received cash collateral of approximately $854,000, which was subsequently invested in Morgan Stanley Institutional Liquidity Funds - Government Portfolio - Institutional Class as reported in the Portfolio of Investments. The remaining collateral of approximately $1,331,000 was received in the form of U.S. Government obligations, which the Fund cannot sell or re-pledge and accordingly are not reflected in the Portfolio of Investments. The Fund has the right under the securities lending agreement to recover the securities from the borrower on demand.
(d)	The Fund invests in the Institutional Class of the Morgan Stanley Institutional Liquidity Funds - Government Portfolio - (the "Liquidity Funds"), an open-end management investment company managed by the Adviser, both directly and as a portion of the securities held as collateral on loaned securities. Advisory fees paid by the Fund are reduced by an amount equal to its pro-rata share of the advisory and administration fees paid by the Fund due to its investment in the Liquidity Funds. For the nine months ended September 30, 2020, advisory fees paid were reduced by approximately $3,000 relating to the Fund's investment in the Liquidity Funds.
(e)	The Fund is permitted to purchase and sell securities ("cross-trade") from and to other Morgan Stanley Funds as well as other funds and client accounts for which the Adviser or an affiliate of the Adviser serves as investment adviser, pursuant to procedures approved by the Directors in compliance with Rule 17a-7 under the Act (the "Rule"). Each cross-trade is executed at the current market price in compliance with provisions of the Rule. For the nine months ended September 30, 2020, the Fund did not engage in any cross-trade transactions.
(f)	The approximate fair value and percentage of net assets, $147,445,000 and 70.5%, respectively, represent the securities that have been fair valued under the fair valuation policy for international investments as described in the Notes to the Portfolio of Investments.
(g)	At September 30, 2020, the aggregate cost for federal income tax purposes approximates the aggregate cost for book purposes. The aggregate gross unrealized appreciation is approximately $78,241,000 and the aggregate gross unrealized depreciation is approximately $3,900,000, resulting in net unrealized appreciation of approximately $74,341,000.
ADR	American Depositary Receipt.
GDR	Global Depositary Receipt.
PJSC	Public Joint Stock Company.

Portfolio Composition*

Classification	Percentage of Total Investments
Other**	54.0%
Semiconductors & Semiconductor Equipment	15.0
Internet & Direct Marketing Retail	10.5
Interactive Media & Services	10.3
Banks	5.2
Beverages	5.0
Total Investments	100.0%

*	Percentages indicated are based upon total investments (excluding Securities held as Collateral on Loaned Securities) as of September 30, 2020.
**	Industries and/or investment types representing less than 5% of total investments.

Morgan Stanley Variable Insurance Fund, Inc.

Global Franchise Portfolio

Portfolio of Investments

Third Quarter Report

September 30, 2020 (unaudited)

	Shares	Value (000)
Common Stocks (98.1%)
France (5.2%)
L'Oreal SA (BSRM)	2,545	$828
LVMH Moet Hennessy Louis Vuitton SE	953	446
Pernod Ricard SA	2,891	461
		1,735
Germany (4.6%)
SAP SE	9,795	1,525

Italy (0.5%)
Davide Campari-Milano N.V.	16,700	182

Netherlands (2.0%)
Heineken N.V.	7,498	668

United Kingdom (17.2%)
British American Tobacco PLC	22,630	812
Experian PLC	8,524	320
Reckitt Benckiser Group PLC	30,836	3,007
RELX PLC (Euronext N.V)	11,961	266
RELX PLC (LSE)	30,933	689
Unilever PLC	10,350	638
		5,732
United States (68.6%)
Abbott Laboratories	12,521	1,363
Accenture PLC, Class A	7,096	1,604
Automatic Data Processing, Inc.	8,340	1,163
Baxter International, Inc.	17,828	1,434
Becton Dickinson & Co.	5,239	1,219
Coca-Cola Co. (The)	12,598	622
Danaher Corp.	6,735	1,450
Factset Research Systems, Inc.	946	317
Fidelity National Information Services, Inc.	6,032	888
Fox Corp., Class A	10,082	281
Fox Corp., Class B (a)	5,626	157
Intercontinental Exchange, Inc.	6,070	607
Microsoft Corp.	13,585	2,857
Moody's Corp.	1,307	379
NIKE, Inc., Class B	4,238	532
Philip Morris International, Inc.	33,713	2,528
Procter & Gamble Co. (The)	11,825	1,644
Roper Technologies, Inc.	766	303
Thermo Fisher Scientific, Inc.	2,730	1,205
Visa, Inc., Class A	9,012	1,802
Zoetis, Inc.	3,109	514
		22,869
Total Common Stocks (Cost $19,546)		32,711

Short-Term Investment (2.8%)
Investment Company (2.8%)
Morgan Stanley Institutional Liquidity Funds - Treasury Securities Portfolio - Institutional Class (b) (Cost $928)	928,419	928

Morgan Stanley Variable Insurance Fund, Inc.

Global Franchise Portfolio

Portfolio of Investments

Third Quarter Report

September 30, 2020 (unaudited)(cont’d)

Total Investments (100.9%) (Cost $20,474) (c)(d)(e)	33,639
Liabilities in Excess of Other Assets (-0.9%)	(311)
Net Assets (100.0%)	$33,328

Country assignments and aggregations are based generally on third party vendor classifications and information, and may be different from the assignments and aggregations under the policies set forth in the Fund's prospectus and/or statement of additional information relating to geographic classifications.

(a)	Non-income producing security.
(b)	The Fund invests in the Institutional Class of the Morgan Stanley Institutional Liquidity Funds - Treasury Securities Portfolio - (the "Liquidity Funds"), an open-end management investment company managed by the Adviser. Advisory fees paid by the Fund are reduced by an amount equal to its pro-rata share of the advisory and administration fees paid by the Fund due to its investment in the Liquidity Funds. For the nine months ended September 30, 2020, advisory fees paid were reduced by approximately $1,000 relating to the Fund's investment in the Liquidity Funds.
(c)	The approximate fair value and percentage of net assets, $9,842,000 and 29.5%, respectively, represent the securities that have been fair valued under the fair valuation policy for international investments as described in the Notes to the Portfolio of Investments.
(d)	The Fund is permitted to purchase and sell securities ("cross-trade") from and to other Morgan Stanley Funds as well as other funds and client accounts for which the Adviser or an affiliate of the Adviser serves as investment adviser, pursuant to procedures approved by the Directors in compliance with Rule 17a-7 under the Act (the "Rule"). Each cross-trade is executed at the current market price in compliance with provisions of the Rule. For the nine months ended September 30, 2020, the Fund did not engage in any cross-trade transactions.
(e)	At September 30, 2020, the aggregate cost for federal income tax purposes approximates the aggregate cost for book purposes. The aggregate gross unrealized appreciation is approximately $13,505,000 and the aggregate gross unrealized depreciation is approximately $340,000, resulting in net unrealized appreciation of approximately $13,165,000.
BSRM	Berlin Second Regulated Market.
Euronext N.V.	Euronext Amsterdam Stock Market.
LSE	London Stock Exchange.

Portfolio Composition

Classification	Percentage of Total Investments
Other*	25.0%
Health Care Equipment & Supplies	16.3
Information Technology Services	16.2
Household Products	13.8
Software	13.0
Tobacco	9.9
Beverages	5.8
Total Investments	100.0%

*	Industries and/or investment types representing less than 5% of total investments.

Morgan Stanley Variable Insurance Fund, Inc.

Global Infrastructure Portfolio

Portfolio of Investments

Third Quarter Report

September 30, 2020 (unaudited)

	Shares	Value (000)
Common Stocks (99.6%)
Australia (6.0%)
APA Group	73,501	$546
Atlas Arteria Ltd.	165,208	726
Spark Infrastructure Group	480,054	705
Sydney Airport	81,286	345
Transurban Group	191,413	1,955
		4,277
Brazil (0.3%)
Energisa SA (Units) (a)	29,900	219

Canada (10.4%)
Canadian Pacific Railway Ltd.	2,488	757
Enbridge, Inc.	54,650	1,597
Gibson Energy, Inc.	142,183	2,304
Pembina Pipeline Corp. (b)	36,090	766
TC Energy Corp.	47,092	1,977
		7,401
China (6.2%)
China Everbright International Ltd. (c)	2,291,000	1,310
China Gas Holdings Ltd. (c)	708,400	2,027
China Merchants Port Holdings Co., Ltd. (c)	48,000	49
China Tower Corp. Ltd. H Shares (c)	2,922,000	509
ENN Energy Holdings Ltd. (c)	17,600	193
Jiangsu Expressway Co., Ltd. H Shares (c)	324,000	327
		4,415
Denmark (0.2%)
Orsted A/S	1,172	161

France (4.6%)
Aeroports de Paris (ADP)	2,680	266
Getlink SE (d)	37,840	512
Vinci SA	30,194	2,523
		3,301
India (3.7%)
Azure Power Global Ltd. (d)	88,042	2,624

Italy (3.9%)
Atlantia SpA (b)(d)	28,396	445
Infrastrutture Wireless Italiane SpA	72,760	803
Snam SpA	88,640	456
Terna Rete Elettrica Nazionale SpA	151,720	1,061
		2,765
Japan (1.1%)
East Japan Railway Co.	9,500	584
Japan Airport Terminal Co., Ltd. (b)	5,200	231
		815
Mexico (2.4%)
Promotora y Operadora de Infraestructura SAB de CV (d)	243,321	1,711

The accompanying notes are an integral part of the financial statements.

Morgan Stanley Variable Insurance Fund, Inc.

Global Infrastructure Portfolio

Portfolio of Investments

Third Quarter Report

September 30, 2020 (unaudited)(cont’d)

New Zealand (0.7%)
Auckland International Airport Ltd. (d)	106,641	518

Spain (6.2%)
Aena SME SA (d)	5,970	831
Atlantica Sustainable Infrastructure PLC	30,933	885
Cellnex Telecom SA	22,547	1,369
Ferrovial SA	42,146	1,024
Red Electrica Corp., SA	14,750	276
		4,385
Switzerland (0.6%)
Flughafen Zurich AG (Registered) (d)	2,940	403

United Kingdom (6.0%)
National Grid PLC	224,384	2,577
Pennon Group PLC	43,492	579
Severn Trent PLC	22,449	707
United Utilities Group PLC	38,869	429
		4,292
United States (47.3%)
Ameren Corp.	10,410	823
American Electric Power Co., Inc.	11,840	968
American Tower Corp. REIT	25,498	6,164
American Water Works Co., Inc.	11,620	1,683
Atmos Energy Corp.	17,707	1,693
Avangrid, Inc.	17,350	875
Cheniere Energy, Inc. (d)	21,683	1,003
CMS Energy Corp.	12,450	765
Crown Castle International Corp. REIT	23,349	3,888
Edison International	23,527	1,196
Essential Utilities, Inc.	36,323	1,462
Eversource Energy	17,079	1,427
Kinder Morgan, Inc.	108,223	1,334
NiSource, Inc.	57,263	1,260
ONEOK, Inc.	12,620	328
SBA Communications Corp. REIT	6,848	2,181
Sempra Energy	17,526	2,074
Targa Resources Corp.	15,950	224
Union Pacific Corp.	3,990	786
Waste Management, Inc.	13,660	1,546
Williams Cos., Inc. (The)	63,790	1,253
Xcel Energy, Inc.	11,130	768
		33,701
Total Common Stocks (Cost $57,999)		70,988

Short-Term Investments (0.7%)
Securities held as Collateral on Loaned Securities 0.5%)
Investment Company (0.4%)
Morgan Stanley Institutional Liquidity Funds - Treasury Securities Portfolio - Institutional Class (e)	277,520	278

Morgan Stanley Variable Insurance Fund, Inc.

Global Infrastructure Portfolio

Portfolio of Investments

Third Quarter Report

September 30, 2020 (unaudited)(cont’d)

	Face Amount (000)	Value (000)
Repurchase Agreements (0.1%)
Barclays Capital, Inc., (0.06%, dated 9/30/20, due 10/1/20; proceeds $42; fully collateralized by a U.S. Government obligation; 2.13% due 5/15/22; valued at $43)	$42	42
Merrill Lynch & Co., Inc., (0.05%, dated 9/30/20, due 10/1/20; proceeds $5; fully collateralized by U.S. Government obligations; 1.50% due 10/31/24; valued at $5)	5	5
Merrill Lynch & Co., Inc., (0.06%, dated 9/30/20, due 10/1/20; proceeds $16; fully collateralized by U.S. Government obligations; 1.50% due 10/31/24; valued at $16)	16	16
		63
Total Securities held as Collateral on Loaned Securities (Cost $341)		341

	Shares
Investment Company (0.2%)
Morgan Stanley Institutional Liquidity Funds - Treasury Securities Portfolio - Institutional Class (e) (Cost $170)	169,998	170
Total Short-Term Investments (Cost $511)		511
Total Investments (100.3%) (Cost $58,510) Including $1,408 of Securities Loaned (f)(g)(h)		71,499
Liabilities in Excess of Other Assets (-0.3%)		(222)
Net Assets (100.0%)		$71,277

Country assignments and aggregations are based generally on third party vendor classifications and information, and may be different from the assignments and aggregations under the policies set forth in the Fund's prospectus and/or statement of additional information relating to geographic classifications.

(a)	Consists of one or more classes of securities traded together as a unit; stocks with attached warrants.
(b)	All or a portion of this security was on loan. The value of loaned securities and related collateral outstanding at September 30, 2020, were approximately $1,408,000 and $1,505,000, respectively. The Fund received cash collateral of approximately $341,000, which was subsequently invested in Repurchase Agreements and Morgan Stanley Institutional Liquidity Funds - Treasury Securities Portfolio - Institutional Class as reported in the Portfolio of Investments. The remaining collateral of approximately $1,164,000 was received in the form of U.S. Government obligations, which the Fund cannot sell or re-pledge and accordingly are not reflected in the Portfolio of Investments. The Fund has the right under the securities lending agreement to recover the securities from the borrower on demand.
(c)	Security trades on the Hong Kong exchange.
(d)	Non-income producing security.
(e)	The Fund invests in the Institutional Class of the Morgan Stanley Institutional Liquidity Funds - Treasury Securities Portfolio - (the "Liquidity Funds"), an open-end management investment company managed by the Adviser, both directly and as a portion of the securities held as collateral on loaned securities. Advisory fees paid by the Fund are reduced by an amount equal to its pro-rata share of the advisory and administration fees paid by the Fund due to its investment in the Liquidity Funds. For the nine months ended September 30, 2020, advisory fees paid were reduced by approximately $1,000 relating to the Fund's investment in the Liquidity Funds.
(f)	The approximate fair value and percentage of net assets, $24,447,000 and 34.3%, respectively, represent the securities that have been fair valued under the fair valuation policy for international investments as described in the Notes to the Portfolio of Investments.
(g)	The Fund is permitted to purchase and sell securities ("cross-trade") from and to other Morgan Stanley Funds as well as other funds and client accounts for which the Adviser or an affiliate of the Adviser serves as investment adviser, pursuant to procedures approved by the Directors in compliance with Rule 17a-7 under the Act (the "Rule"). Each cross-trade is executed at the current market price in compliance with provisions of the Rule. For the nine months ended September 30, 2020, the Fund did not engage in any cross-trade transactions.

Morgan Stanley Variable Insurance Fund, Inc.

Global Infrastructure Portfolio

Portfolio of Investments

Third Quarter Report

September 30, 2020 (unaudited)(cont’d)

(h)	At September 30, 2020, the aggregate cost for federal income tax purposes approximates the aggregate cost for book purposes. The aggregate gross unrealized appreciation is approximately $16,131,000 and the aggregate gross unrealized depreciation is approximately $3,142,000, resulting in net unrealized appreciation of approximately $12,989,000.

REIT	Real Estate Investment Trust.

Portfolio Composition*

Classification	Percentage of Total Investments
Oil & Gas Storage & Transportation	26.7%
Communications	21.0
Electricity Transmission & Distribution	14.1
Other**	11.3
Water	8.7
Toll Roads	8.0
Renewables	5.2
Diversified	5.0
Total Investments	100.0%

*	Percentages indicated are based upon total investments (excluding Securities held as Collateral on Loaned Securities) as of September 30, 2020.
**	Industries and/or investment types representing less than 5% of total investments.

Morgan Stanley Variable Insurance Fund, Inc.

Global Real Estate Portfolio

Portfolio of Investments

Third Quarter Report

September 30, 2020 (unaudited)

	Shares	Value (000)
Common Stocks (98.9%)
Australia (2.9%)
Charter Hall Long Wale REIT	7,970	$29
Dexus REIT	73,873	473
Goodman Group REIT	3,044	39
GPT Group (The) REIT	47,759	134
Mirvac Group REIT	87,702	137
Scentre Group REIT	137,869	220
Stockland REIT	52,283	143
Vicinity Centres REIT	191,028	191
		1,366
Austria (0.1%)
CA Immobilien Anlagen AG	2,228	66

Canada (1.4%)
Boardwalk REIT	1,820	38
Dream Office Real Estate Investment Trust REIT	5,379	73
First Capital Real Estate Investment Trust	25,458	248
H&R Real Estate Investment Trust REIT	5,521	40
RioCan Real Estate Investment Trust REIT	23,725	251
SmartCentres Real Estate Investment Trust REIT	2,496	37
		687
China (1.8%)
China Resources Land Ltd. (a)	52,000	237
KWG Property Holding Ltd. (a)	54,853	94
Longfor Group Holdings Ltd. (a)	69,000	391
Shimao Group Holdings Ltd. (a)	33,500	140
		862
Finland (0.2%)
Kojamo Oyj	5,168	111

France (3.4%)
Carmila SA REIT	4,824	44
Covivio REIT	387	27
Gecina SA REIT	4,487	592
ICADE REIT	877	49
Klepierre SA REIT	45,027	630
Mercialys SA REIT	23,311	128
Unibail-Rodamco-Westfield REIT	3,444	127
		1,597
Germany (4.9%)
ADO Properties SA (b)	1,752	48
Alstria Office AG REIT	16,115	224
Deutsche Wohnen SE	13,663	683
LEG Immobilien AG	1,685	240
Vonovia SE	16,464	1,129
		2,324
Hong Kong (7.9%)
CK Asset Holdings Ltd.	38,000	187
ESR Cayman Ltd. (b)	30,800	96
Hang Lung Properties Ltd.	75,000	191
Hongkong Land Holdings Ltd.	112,300	418
Hysan Development Co., Ltd.	13,921	42
Link REIT	76,530	627
New World Development Co., Ltd.	63,146	308
Sun Hung Kai Properties Ltd.	81,393	1,049
Swire Properties Ltd.	190,100	504

Morgan Stanley Variable Insurance Fund, Inc.

Global Real Estate Portfolio

Portfolio of Investments

Third Quarter Report

September 30, 2020 (unaudited)(cont’d)

Wharf Real Estate Investment Co., Ltd.	82,420	338
		3,760
Ireland (0.7%)
Hibernia REIT PLC	284,302	332

Japan (10.3%)
Activia Properties, Inc. REIT	9	34
Advance Residence Investment Corp. REIT	64	189
Daiwa Office Investment Corp. REIT	17	97
GLP J-REIT	145	223
Hulic Co., Ltd.	6,500	61
Hulic REIT, Inc.	35	46
Invincible Investment Corp. REIT	156	47
Japan Hotel REIT Investment Corp.	150	74
Japan Prime Realty Investment Corp. REIT	13	40
Japan Real Estate Investment Corp. REIT	78	399
Kenedix Office Investment Corp. REIT	9	54
LaSalle Logiport REIT	58	97
Mitsubishi Estate Co., Ltd.	48,600	736
Mitsubishi Estate Logistics REIT Investment Corp. REIT	25	103
Mitsui Fudosan Co., Ltd.	38,400	668
Mitsui Fudosan Logistics Park, Inc. REIT	58	277
Mori Trust Sogo Reit, Inc.	46	58
Nippon Building Fund, Inc. REIT	112	634
Nippon Prologis, Inc. REIT	40	135
Nomura Real Estate Master Fund, Inc. REIT	168	211
Orix, Inc. J-REIT	30	46
Premier Investment Corp. REIT	21	25
Sumitomo Realty & Development Co., Ltd.	16,600	492
United Urban Investment Corp. REIT	110	122
		4,868
Malta (0.0%)
BGP Holdings PLC (b)(c)	5,886,464	8

Netherlands (0.6%)
Eurocommercial Properties N.V. CVA REIT	13,069	152
NSI N.V. REIT	3,507	123
		275
Norway (0.5%)
Entra ASA	15,217	214
Norwegian Property ASA	25,767	31
		245
Singapore (2.1%)
Ascendas Real Estate Investment Trust REIT	95,024	227
CapitaLand Commercial Trust REIT	15,892	19
CapitaLand Mall Trust REIT	34,400	49
City Developments Ltd.	7,800	44
Frasers Centrepoint Trust REIT	35,100	62
Keppel DC REIT	105,400	225
Mapletree Commercial Trust REIT	106,712	153
Mapletree Industrial Trust REIT	40,600	96
Mapletree Logistics Trust REIT	34,900	53
Mapletree North Asia Commercial Trust REIT	103,400	72
		1,000
Spain (1.1%)
Inmobiliaria Colonial Socimi SA REIT	23,143	191
Merlin Properties Socimi SA REIT	41,492	346
		537

Morgan Stanley Variable Insurance Fund, Inc.

Global Real Estate Portfolio

Portfolio of Investments

Third Quarter Report

September 30, 2020 (unaudited)(cont’d)

Sweden (1.2%)
Atrium Ljungberg AB, Class B	5,326	87
Castellum AB	2,204	50
Fabege AB	16,743	232
Hufvudstaden AB, Class A	11,552	160
Kungsleden AB	4,818	46
		575
Switzerland (0.4%)
PSP Swiss Property AG (Registered)	1,481	179

United Kingdom (5.5%)
British Land Co., PLC (The) REIT	136,763	596
Capital & Counties Properties PLC	39,683	57
Derwent London PLC REIT	10,584	350
Grainger PLC	4,902	19
Great Portland Estates PLC REIT	37,699	291
Hammerson PLC REIT (b)	813,895	171
Land Securities Group PLC REIT	98,553	664
Segro PLC REIT	9,516	114
St. Modwen Properties PLC	23,090	93
Urban & Civic PLC	70,094	191
Workspace Group PLC REIT	7,625	53
		2,599
United States (53.9%)
Alexandria Real Estate Equities, Inc. REIT	2,759	441
American Campus Communities, Inc. REIT	11,985	418
American Homes 4 Rent, Class A REIT	7,857	224
Apartment Investment & Management Co., Class A REIT	3,077	104
AvalonBay Communities, Inc. REIT	9,534	1,424
Boston Properties, Inc. REIT	16,433	1,320
Brixmor Property Group, Inc. REIT	13,351	156
Camden Property Trust REIT	5,990	533
Cousins Properties, Inc. REIT	13,923	398
CubeSmart REIT	18,635	602
Digital Realty Trust, Inc. REIT	6,858	1,006
Douglas Emmett, Inc. REIT	5,012	126
Duke Realty Corp. REIT	12,615	465
Equity Lifestyle Properties, Inc. REIT	1,723	106
Equity Residential REIT	18,249	937
Essex Property Trust, Inc. REIT	2,311	464
Extra Space Storage, Inc. REIT	1,323	142
First Industrial Realty Trust, Inc. REIT	2,640	105
Five Star Senior Living, Inc. (b)	587	3
Gaming and Leisure Properties, Inc. REIT	8,160	301
Healthcare Realty Trust, Inc. REIT	23,816	717
Healthcare Trust of America, Inc., Class A REIT	9,734	253
Healthpeak Properties, Inc. REIT	23,999	652
Highwoods Properties, Inc. REIT	2,630	88
Host Hotels & Resorts, Inc. REIT	60,665	655
Hudson Pacific Properties, Inc. REIT	24,772	543
Invitation Homes, Inc. REIT	23,814	667
JBG SMITH Properties REIT	17,343	464
Kilroy Realty Corp. REIT	6,165	320
Lexington Realty Trust REIT	13,229	138
Life Storage, Inc. REIT	1,722	181
Macerich Co. (The) REIT	3,098	21
Mack-Cali Realty Corp. REIT	19,335	244
Mid-America Apartment Communities, Inc. REIT	2,323	269
NETSTREIT Corp.	22,062	403
Paramount Group, Inc. REIT	250	2
ProLogis, Inc. REIT	27,577	2,775
Public Storage REIT	4,412	983
QTS Realty Trust, Inc., Class A REIT	495	31
Regency Centers Corp. REIT	9,853	375
RLJ Lodging Trust REIT	39,906	346

Morgan Stanley Variable Insurance Fund, Inc.

Global Real Estate Portfolio

Portfolio of Investments

Third Quarter Report

September 30, 2020 (unaudited)(cont’d)

Simon Property Group, Inc. REIT	27,565	1,783
SL Green Realty Corp. REIT	39,413	1,828
Sunstone Hotel Investors, Inc. REIT	61,853	491
Taubman Centers, Inc. REIT	3,990	133
UDR, Inc. REIT	4,639	151
Ventas, Inc. REIT	16,348	686
VEREIT, Inc. REIT	30,353	197
Vornado Realty Trust REIT	12,051	406
Weingarten Realty Investors REIT	24,772	420
Welltower, Inc. REIT	2,396	132
		25,629
Total Common Stocks (Cost $44,756)		47,020

Short-Term Investment (0.6%)
Investment Company (0.6%)
Morgan Stanley Institutional Liquidity Funds - Treasury Portfolio - Institutional Class (d) (Cost $273)	272,875	273
Total Investments (99.5%) (Cost $45,029) (e)(f)(g)		47,293
Other Assets in Excess of Liabilities (0.5%)		222
Net Assets (100.0%)		$47,515

Country assignments and aggregations are based generally on third party vendor classifications and information, and may be different from the assignments and aggregations under the policies set forth in the Fund's prospectus and/or statement of additional information relating to geographic classifications.

(a)	Security trades on the Hong Kong exchange.
(b)	Non-income producing security.
(c)	At September 30, 2020, the Fund held a fair valued security valued at approximately $8,000, representing less than 0.05% of net assets. This security has been fair valued as determined in good faith under procedures established by and under the general supervision of the Company's (as defined herein) Directors.
(d)	The Fund invests in the Institutional Class of the Morgan Stanley Institutional Liquidity Funds - Treasury Portfolio - (the "Liquidity Funds"), an open-end management investment company managed by the Adviser. Advisory fees paid by the Fund are reduced by an amount equal to its pro-rata share of the advisory and administration fees paid by the Fund due to its investment in the Liquidity Funds. For the nine months ended September 30, 2020, advisory fees paid were reduced by approximately $1,000 relating to the Fund's investment in the Liquidity Funds.
(e)	The approximate fair value and percentage of net assets, $20,696,000 and 43.6%, respectively, represent the securities that have been fair valued under the fair valuation policy for international investments as described in the Notes to the Portfolio of Investments.
(f)	The Fund is permitted to purchase and sell securities ("cross-trade") from and to other Morgan Stanley Funds as well as other funds and client accounts for which the Adviser or an affiliate of the Adviser serves as investment adviser, pursuant to procedures approved by the Directors in compliance with Rule 17a-7 under the Act (the "Rule"). Each cross-trade is executed at the current market price in compliance with provisions of the Rule. For the nine months ended September 30, 2020, the Fund did not engage in any cross-trade transactions.
(g)	At September 30, 2020, the aggregate cost for federal income tax purposes approximates the aggregate cost for book purposes. The aggregate gross unrealized appreciation is approximately $8,271,000 and the aggregate gross unrealized depreciation is approximately $6,007,000, resulting in net unrealized appreciation of approximately $2,264,000.

CVA	Certificaten Van Aandelen.
REIT	Real Estate Investment Trust.

Portfolio Composition

Classification	Percentage of Total Investments
Diversified	25.0%
Office	20.5
Residential	16.9
Retail	13.2
Industrial	9.8
Other*	9.5
Health Care	5.1
Total Investments	100.0%

*	Industries and/or investment types representing less than 5% of total investments.

Morgan Stanley Variable Insurance Fund, Inc.

Global Strategist Portfolio

Consolidated Portfolio of Investments

Third Quarter Report

September 30, 2020 (unaudited)

	Face Amount (000)		Value (000)
Fixed Income Securities (40.1%)
Agency Adjustable Rate Mortgage (0.0%)
United States (0.0%)
Federal Home Loan Mortgage Corporation,
Conventional Pool:
12 Month USD LIBOR + 1.62%, 3.00%, 7/1/45 (Cost $24)		$24	$25

Agency Fixed Rate Mortgages (3.0%)
United States (3.0%)
Federal Home Loan Mortgage Corporation,
Conventional Pool:
4.50%, 1/1/49		61	66
Gold Pools:
3.50%, 2/1/45 – 6/1/45		318	349
4.50%, 1/1/49		35	37
Federal National Mortgage Association,
Conventional Pools:
4.00%, 11/1/41 – 1/1/46		310	343
4.50%, 3/1/41 – 11/1/44		162	179
5.00%, 1/1/41 – 3/1/41		58	66
6.00%, 1/1/38		10	12
6.50%, 8/1/38		2	2
October TBA:
2.00%, 10/1/50 (a)		300	310
3.00%, 10/1/50 (a)		520	545
3.50%, 10/1/50 (a)		900	949
Government National Mortgage Association,
Various Pools:
4.00%, 7/15/44		30	32
5.00%, 2/20/49 – 3/20/49		37	39
Total Agency Fixed Rate Mortgages (Cost $2,886)			2,929

Asset-Backed Securities (0.5%)
United States (0.5%)
Freed ABS Trust,
3.06%, 3/18/27 (b)		100	100
Louisiana Public Facilities Authority,
3 Month USD LIBOR + 0.90%, 1.17%, 4/26/27 (c)		10	10
New Century Home Equity Loan Trust,
1 Month USD LIBOR + 1.35%, 1.50%, 3/25/33 (c)		73	71
North Carolina State Education Assistance Authority,
3 Month USD LIBOR + 0.80%, 1.04%, 7/25/25 (c)		11	11
NovaStar Mortgage Funding Trust,
1 Month USD LIBOR + 1.58%, 1.72%, 12/25/34 (c)		75	74
Renaissance Home Equity Loan Trust,
1 Month USD LIBOR + 0.76%, 0.91%, 12/25/32 (c)		83	80
SLM Student Loan Trust,
3 Month EURIBOR + 0.55%, 0.10%, 7/25/39 (c)	EUR	100	111
Total Asset-Backed Securities (Cost $455)			457

Commercial Mortgage-Backed Securities (0.7%)
United Kingdom (0.1%)
Taurus DAC,
3 Month GBP LIBOR + 1.10%, 1.17%, 5/22/28 (c)	GBP	92	117

Morgan Stanley Variable Insurance Fund, Inc.

Global Strategist Portfolio

Consolidated Portfolio of Investments

Third Quarter Report

September 30, 2020 (unaudited)(cont’d)

United States (0.6%)
COMM Mortgage Trust,
3.28%, 1/10/46		$45	47
3.96%, 3/10/47		144	157
4.88%, 7/15/47 (b)(c)		100	80
Commercial Mortgage Pass-Through Certificates,
4.24%, 2/10/47 (c)		77	84
UBS-Barclays Commercial Mortgage Trust,
3.53%, 5/10/63		40	41
WFRBS Commercial Mortgage Trust,
4.14%, 10/15/57 (b)(c)		144	126
5.19%, 9/15/46 (b)(c)		140	84
			619
Total Commercial Mortgage-Backed Securities (Cost $785)			736

Corporate Bonds (11.8%)
Australia (0.3%)
Macquarie Bank Ltd.,
6.63%, 4/7/21 (b)		85	87
Macquarie Group Ltd.,
4.15%, 3/27/24 (b)		50	54
Transurban Finance Co. Pty Ltd.,
2.00%, 8/28/25	EUR	100	124
			265
Belgium (0.1%)
Anheuser-Busch InBev SA N.V.,
2.75%, 3/17/36		75	103

Canada (0.6%)
Enbridge, Inc.,
2.50%, 1/15/25		$50	53
Province of British Columbia Canada,
2.00%, 10/23/22		260	269
Province of Ontario Canada,
2.30%, 6/15/26		230	251
			573
Chile (0.2%)
Banco del Estado de Chile,
2.67%, 1/8/21 (b)		200	201

China (0.2%)
Baidu, Inc.,
2.88%, 7/6/22		200	206

Colombia (0.1%)
Ecopetrol SA,
5.88%, 9/18/23		120	132

France (0.7%)
BNP Paribas SA,
1.13%, 6/11/26		125	152
BPCE SA,
5.15%, 7/21/24 (b)		200	224
Orange SA,
5.00%, 10/1/26 (d)	EUR	100	139

Morgan Stanley Variable Insurance Fund, Inc.

Global Strategist Portfolio

Consolidated Portfolio of Investments

Third Quarter Report

September 30, 2020 (unaudited)(cont’d)

TOTAL SA,
3.88%, 5/18/22 (d)		100	123
			638
Germany (1.0%)
Bayer US Finance II LLC,
3.88%, 12/15/23 (b)		$200	219
Daimler Finance North America LLC,
2.70%, 6/14/24 (b)		150	159
Deutsche Telekom International Finance BV,
3.60%, 1/19/27 (b)		150	168
Kreditanstalt fuer Wiederaufbau,
1.13%, 9/15/32	EUR	190	258
Muenchener Rueckversicherungs-Gesellschaft AG in Muenchen,
6.00%, 5/26/41		100	122
			926
India (0.2%)
ONGC Videsh Vankorneft Pte Ltd.,
3.75%, 7/27/26		$200	209

Ireland (0.1%)
Avolon Holdings Funding Ltd.,
2.88%, 2/15/25 (b)		50	46

Israel (0.0%)
Teva Pharmaceutical Finance Netherlands III BV,
2.20%, 7/21/21		32	32

Italy (0.1%)
Intesa Sanpaolo SpA,
6.50%, 2/24/21 (b)	EUR	100	102

Korea, Republic of (0.5%)
Korea Electric Power Corp.,
2.50%, 6/24/24 (b)		$200	212
Korea Hydro & Nuclear Power Co., Ltd.,
3.75%, 7/25/23 (b)		200	217
			429
Netherlands (0.2%)
ASR Nederland N.V.,
5.00%, 9/30/24 (d)	EUR	100	130
Cooperatieve Rabobank UA,
Series G
3.75%, 11/9/20		$50	59
			189
Saudi Arabia (0.2%)
Saudi Arabian Oil Co.,
3.50%, 4/16/29		200	221

Spain (0.5%)
Banco Santander SA,
3.13%, 1/19/27	EUR	100	130
5.18%, 11/19/25		$200	227
CaixaBank SA,
0.75%, 4/18/23	EUR	100	119
			476

Morgan Stanley Variable Insurance Fund, Inc.

Global Strategist Portfolio

Consolidated Portfolio of Investments

Third Quarter Report

September 30, 2020 (unaudited)(cont’d)

Switzerland (0.4%)
Syngenta Finance N.V.,
4.44%, 4/24/23 (b)		$200	211
UBS Group AG,
3.49%, 5/23/23 (b)		200	209
			420
United Arab Emirates (0.2%)
ADCB Finance Cayman Ltd.,
4.00%, 3/29/23 (b)		200	212

United Kingdom (1.4%)
BAT Capital Corp.,
3.56%, 8/15/27		125	135
BP Capital Markets PLC,
2.50%, 11/6/22		100	104
Heathrow Funding Ltd.,
4.88%, 7/15/23 (b)		100	102
HSBC Holdings PLC,
4.25%, 3/14/24		200	215
Lloyds Banking Group PLC,
2.44%, 2/5/26		200	207
Nationwide Building Society,
3.77%, 3/8/24 (b)		200	213
NGG Finance PLC,
5.63%, 6/18/73	GBP	100	146
Royal Bank of Scotland Group PLC,
3.88%, 9/12/23		$200	215
			1,337
United States (4.8%)
AbbVie, Inc.,
3.20%, 11/21/29 (b)		100	111
Air Lease Corp.,
2.30%, 2/1/25		75	74
Amazon.com, Inc.,
4.25%, 8/22/57		50	69
American International Group, Inc.,
4.88%, 6/1/22		50	54
Apple, Inc.,
2.50%, 2/9/22		200	206
AT&T, Inc.,
1.80%, 9/5/26	EUR	100	126
Bank of America Corp., MTN
4.00%, 1/22/25		$175	195
Boeing Co. (The),
5.15%, 5/1/30		125	141
Campbell Soup Co.,
2.38%, 4/24/30		50	52
Charter Communications Operating LLC/Charter Communications Operating Capital,
5.75%, 4/1/48		50	62
Chubb INA Holdings, Inc.,
0.88%, 6/15/27	EUR	100	120
Cigna Corp.,
3.88%, 10/15/47		$50	56
Citigroup, Inc.,
2.67%, 1/29/31		22	23
2.98%, 11/5/30		28	30
5.50%, 9/13/25		75	89

Morgan Stanley Variable Insurance Fund, Inc.

Global Strategist Portfolio

Consolidated Portfolio of Investments

Third Quarter Report

September 30, 2020 (unaudited)(cont’d)

Comcast Corp.,
1.95%, 1/15/31		100	103
3.40%, 4/1/30		25	29
Crown Castle International Corp.,
3.30%, 7/1/30		25	27
CVS Health Corp.,
4.10%, 3/25/25		31	35
Deere & Co.,
3.10%, 4/15/30		25	29
Diamondback Energy, Inc.,
2.88%, 12/1/24		100	101
Emerson Electric Co.,
1.25%, 10/15/25	EUR	125	155
Energy Transfer Operating LP,
2.90%, 5/15/25		$150	151
Enterprise Products Operating LLC,
3.95%, 1/31/60		50	50
Ford Motor Credit Co. LLC,
3.09%, 1/9/23		200	196
Fox Corp.,
4.71%, 1/25/29		50	60
Georgia-Pacific LLC,
2.30%, 4/30/30 (b)		75	80
Goldman Sachs Group, Inc. (The),
2.88%, 10/31/22		75	77
HCA, Inc.,
5.50%, 6/15/47		25	31
HSBC USA, Inc.,
3.50%, 6/23/24		100	108
JPMorgan Chase & Co.,
3.70%, 5/6/30		75	86
Las Vegas Sands Corp.,
3.20%, 8/8/24		25	25
3.50%, 8/18/26		50	51
Level 3 Financing, Inc.,
3.40%, 3/1/27 (b)		100	108
Metropolitan Life Global Funding I,
2.95%, 4/9/30 (b)		150	169
Newmont Corp.,
3.70%, 3/15/23		10	11
NextEra Energy Capital Holdings, Inc.,
2.25%, 6/1/30		100	104
NIKE, Inc.,
2.85%, 3/27/30		50	56
NVIDIA Corp.,
2.85%, 4/1/30		75	84
Occidental Petroleum Corp.,
3.20%, 8/15/26		35	28
5.55%, 3/15/26		75	68
Oracle Corp.,
3.85%, 4/1/60		50	59
Pacific Gas and Electric Co.,
2.50%, 2/1/31		75	72
PepsiCo, Inc.,
2.63%, 4/28/26	EUR	100	135
Prologis Euro Finance LLC,
1.88%, 1/5/29		100	131
Synchrony Bank,
3.00%, 6/15/22		$250	258
Target Corp.,
2.65%, 9/15/30		25	28
TJX Cos., Inc. (The),
3.88%, 4/15/30		100	119

Morgan Stanley Variable Insurance Fund, Inc.

Global Strategist Portfolio

Consolidated Portfolio of Investments

Third Quarter Report

September 30, 2020 (unaudited)(cont’d)

Union Pacific Corp.,
3.84%, 3/20/60		50	58
Verizon Communications, Inc.,
4.67%, 3/15/55		43	60
Walt Disney Co. (The),
2.65%, 1/13/31		100	108
Wells Fargo & Co.,
2.57%, 2/11/31		75	79
2.88%, 10/30/30		50	54
			4,591
Total Corporate Bonds (Cost $10,740)			11,308

Mortgages - Other (0.8%)
United States (0.8%)
Federal Home Loan Mortgage Corporation,
3.00%, 9/25/45 – 5/25/47		324	330
3.50%, 5/25/45 – 7/25/46		130	134
4.00%, 5/25/45		13	13
Seasoned Credit Risk Transfer Trust,
3.00%, 11/25/57 – 10/25/58		270	295
4.00%, 10/25/58		23	25
Total Mortgages - Other (Cost $749)			797

Sovereign (21.2%)
Australia (1.1%)
Australia Government Bond,
0.25%, 11/21/25	AUD	610	435
2.50%, 5/21/30		460	382
2.75%, 11/21/29		150	126
3.00%, 3/21/47		80	74
			1,017
Austria (0.1%)
Republic of Austria Government Bond,
0.00%, 2/20/30 (b)	EUR	60	73
2.10%, 12/31/99 (b)		15	37
			110
Belgium (0.4%)
Kingdom of Belgium Government Bond,
0.90%, 6/22/29 (b)		30	39
1.70%, 6/22/50 (b)		80	128
1.90%, 6/22/38 (b)		140	217
			384
Canada (1.3%)
Canadian Government Bond,
2.25%, 6/1/29	CAD	1,210	1,044
Province of Quebec Canada,
1.35%, 5/28/30		210	216
			1,260
China (1.3%)
China Development Bank,
3.07%, 3/10/30	CNY	1,200	167
China Government Bond,
3.13%, 11/21/29		4,990	729
3.86%, 7/22/49		1,430	210

Morgan Stanley Variable Insurance Fund, Inc.

Global Strategist Portfolio

Consolidated Portfolio of Investments

Third Quarter Report

September 30, 2020 (unaudited)(cont’d)

Sinopec Group Overseas Development 2013 Ltd.,
2.63%, 10/17/20	EUR	130	153
			1,259
Denmark (0.1%)
Denmark Government Bond,
0.50%, 11/15/27	DKK	570	96

Finland (0.1%)
Finland Government Bond,
1.13%, 4/15/34 (b)	EUR	60	83

France (0.9%)
French Republic Government Bond OAT,
0.00%, 11/25/29		460	555
2.00%, 5/25/48 (b)		190	321
			876
Germany (0.8%)
Bundesrepublik Deutschland Bundesanleihe,
0.25%, 2/15/29		250	315
4.25%, 7/4/39		50	110
State of North Rhine-Westphalia Germany,
1.65%, 2/22/38		240	359
			784
Greece (2.6%)
Hellenic Republic Government Bond,
3.75%, 1/30/28		1,733	2,462
Hungary (0.0%)
Hungary Government Bond,
3.00%, 8/21/30	HUF	4,000	14

Indonesia (0.3%)
Indonesia Government International Bond,
1.75%, 4/24/25	EUR	130	157
Indonesia Treasury Bond,
8.25%, 5/15/29	IDR	753,000	55
8.38%, 3/15/34		880,000	64
			276
Italy (1.1%)
Italy Buoni Poliennali Del Tesoro,
1.40%, 5/26/25 (b)	EUR	100	122
1.75%, 7/1/24		455	567
1.80%, 3/1/41 (b)		60	74
2.45%, 9/1/50 (b)		220	300
			1,063
Japan (3.6%)
Japan Government Ten Year Bond,
0.10%, 6/20/26 – 6/20/29	JPY	133,600	1,281
Japan Government Thirty Year Bond,
0.30%, 6/20/46		50,000	450
0.40%, 9/20/49		30,000	271
1.70%, 6/20/33		58,000	657
2.00%, 9/20/40		65,000	805
			3,464

Morgan Stanley Variable Insurance Fund, Inc.

Global Strategist Portfolio

Consolidated Portfolio of Investments

Third Quarter Report

September 30, 2020 (unaudited)(cont’d)

Korea, Republic of (0.4%)
Export-Import Bank of Korea,
2.38%, 6/25/24		$200	211
Korea International Bond,
2.00%, 6/19/24		200	210
			421
Malaysia (0.4%)
Malaysia Government Bond,
3.96%, 9/15/25	MYR	600	156
Petronas Capital Ltd.,
3.50%, 3/18/25 (b)		200	220
			376
Mexico (2.7%)
Mexican Bonos,
7.50%, 6/3/27	MXN	2,700	136
Series M
7.75%, 5/29/31		1,000	51
8.50%, 5/31/29		40,000	2,141
Mexico Government International Bond,
4.50%, 4/22/29		200	225
Petroleos Mexicanos,
6.95%, 1/28/60 (b)		$20	15
			2,568
Netherlands (0.3%)
Netherlands Government Bond,
0.00%, 7/15/30 (b)		170	208
2.75%, 1/15/47 (b)		20	41
			249
New Zealand (0.3%)
New Zealand Government Bond,
2.75%, 4/15/37	NZD	330	280
3.00%, 4/20/29		30	24
			304
Norway (0.0%)
Norway Government Bond,
1.38%, 8/19/30 (b)	NOK	200	23

Poland (0.1%)
Republic of Poland Government Bond,
2.50%, 7/25/27	PLN	210	60

Portugal (0.1%)
Portugal Obrigacoes do Tesouro OT,
0.70%, 10/15/27 (b)	EUR	100	123

Russia (0.1%)
Russian Federal Bond - OFZ,
7.95%, 10/7/26	RUB	5,400	78

Spain (0.7%)
Spain Government Bond,
1.25%, 10/31/30(b)	EUR	450	580
2.70%, 10/31/48 (b)		40	66
3.45%, 7/30/66 (b)		21	43
			689

Morgan Stanley Variable Insurance Fund, Inc.

Global Strategist Portfolio

Consolidated Portfolio of Investments

Third Quarter Report

September 30, 2020 (unaudited)(cont’d)

Supernational (1.0%)
European Investment Bank,
0.20%, 7/15/24		190	230
International Bank for Reconstruction & Development,
SOFR + 0.43%, 0.51%, 8/19/27 (c)		280	280
2.20%, 2/27/24	AUD	620	470
			980
Sweden (0.1%)
Sweden Government Bond,
0.75%, 5/12/28	SEK	670	80

United Kingdom (1.3%)
United Kingdom Gilt,
0.63%, 10/22/50	GBP	220	273
1.63%, 10/22/28		210	304
3.50%, 1/22/45		190	395
4.25%, 9/7/39		120	254
			1,226
Total Sovereign (Cost $18,811)			20,325

U.S. Treasury Securities (2.1%)
United States (2.1%)
U.S. Treasury Bonds,
1.13%, 5/15/40		$750	740
1.25%, 5/15/50		250	238
2.50%, 2/15/45		340	419
2.88%, 8/15/28		90	106
3.13%, 5/15/48		360	502
Total U.S. Treasury Securities (Cost $1,919)			2,005
Total Fixed Income Securities (Cost $36,369)			38,582

	Shares
Common Stocks (43.3%)
Australia (1.0%)
AGL Energy Ltd.	461	5
Alumina Ltd.	4,749	5
Amcor PLC CDI	1,210	13
AMP Ltd.	3,700	3
ASX Ltd.	217	13
Australia & New Zealand Banking Group Ltd.	2,866	36
BHP Group Ltd.	12,299	318
Brambles Ltd.	1,361	10
CIMIC Group Ltd. (e)	211	3
Coca-Cola Amatil Ltd.	317	2
Coles Group Ltd.	856	10
Commonwealth Bank of Australia	926	43
CSL Ltd.	353	73
Fortescue Metals Group Ltd.	7,762	91
GPT Group (The) REIT	3,661	10
Incitec Pivot Ltd.	2,326	3
Insurance Australia Group Ltd.	2,387	8
Macquarie Group Ltd.	318	28
National Australia Bank Ltd.	2,770	36

Morgan Stanley Variable Insurance Fund, Inc.

Global Strategist Portfolio

Consolidated Portfolio of Investments

Third Quarter Report

September 30, 2020 (unaudited)(cont’d)

Newcrest Mining Ltd.	537	12
OneMarket Ltd. (e)	137	—
Orica Ltd.	536	6
Origin Energy Ltd.	1,182	4
Orora Ltd.	1,212	2
QBE Insurance Group Ltd.	1,874	12
Rio Tinto Ltd.	344	23
Santos Ltd.	1,032	4
Scentre Group REIT	5,003	8
Shopping Centres Australasia Property Group REIT	338	1
South32 Ltd. (ASX)	3,013	4
South32 Ltd. (LSE)	7,996	12
Star Entertainment Grp Ltd. (The)	225	—@
Stockland REIT	4,185	11
Suncorp Group Ltd.	1,322	8
Sydney Airport	452	2
Tabcorp Holdings Ltd.	224	1
Telstra Corp., Ltd.	3,331	7
Transurban Group	1,483	15
Treasury Wine Estates Ltd.	801	5
Wesfarmers Ltd.	856	27
Westpac Banking Corp.	2,397	29
Woodside Petroleum Ltd.	595	8
Woolworths Group Ltd.	1,010	26
		937
Austria (0.0%)
Erste Group Bank AG (e)	315	7
IMMOFINANZ AG (e)	56	1
Verbund AG	75	4
voestalpine AG	158	4
		16
Belgium (0.1%)
Ageas	219	9
Anheuser-Busch InBev SA N.V.	525	28
Colruyt SA	71	5
Groupe Bruxelles Lambert SA	119	11
KBC Group N.V.	89	4
Solvay SA	57	5
Umicore SA	254	10
		72
Brazil (0.1%)
Vale SA	11,100	117

Canada (0.8%)
Agnico Eagle Mines Ltd.	100	8
Bank of Montreal	176	10
Bank of Nova Scotia (The)	267	11
Barrick Gold Corp. (LSE)	1,449	41
Barrick Gold Corp. (NYSE)	14,201	399
BCE, Inc.	200	8
Blackberry Ltd. (e)	176	1
Brookfield Asset Management, Inc., Class A	363	12
Brookfield Business Partners LP	20	1
Cameco Corp.	76	1
Canadian Imperial Bank of Commerce	76	6
Canadian National Railway Co.	162	17
Canadian Natural Resources Ltd.	262	4
Canadian Pacific Railway Ltd.	100	30

Morgan Stanley Variable Insurance Fund, Inc.

Global Strategist Portfolio

Consolidated Portfolio of Investments

Third Quarter Report

September 30, 2020 (unaudited)(cont’d)

Cenovus Energy, Inc.	362	1
Crescent Point Energy Corp.	286	—@
Eldorado Gold Corp. (e)	94	1
Enbridge, Inc. (NYSE)	338	10
Enbridge, Inc. (TSX)	257	8
George Weston Ltd.	17	1
Imperial Oil Ltd.	95	1
Kinross Gold Corp. (e)	252	2
Loblaw Cos., Ltd.	129	7
Magna International, Inc.	1,334	61
Manulife Financial Corp.	381	5
National Bank of Canada	300	15
Nutrien Ltd.	229	9
Obsidian Energy Ltd. (e)	71	—@
Power Corp. of Canada	71	1
PrairieSky Royalty Ltd.	19	—@
Rogers Communications, Inc., Class B	181	7
Royal Bank of Canada	152	11
Sun Life Financial, Inc.	267	11
Suncor Energy, Inc.	333	4
TC Energy Corp.	71	3
Teck Resources Ltd., Class B	276	4
Thomson Reuters Corp.	263	21
Toronto-Dominion Bank (The)	229	11
Wheaton Precious Metals Corp.	181	9
Yamana Gold, Inc.	357	2
		754

China (0.2%)
BAIC Motor Corp., Ltd. H Shares (f)	7,000	3
Brilliance China Automotive Holdings Ltd. (f)	11,635	11
BYD Co., Ltd. H Shares (f)	2,909	47
China Common Rich Renewable Energy Investments Ltd.	18,000	—
Dongfeng Motor Group Co., Ltd. H Shares (f)	8,000	5
Fuyao Glass Industry Group Co. Ltd. (f)	2,400	9
Geely Automobile Holdings Ltd. (f)	22,270	44
Great Wall Motor Co., Ltd. H Shares (f)	12,105	15
Guangzhou Automobile Group Co., Ltd. H Shares (f)	11,635	10
NIO, Inc. ADR (e)	3,003	64
Wharf Holdings Ltd. (The) (f)	1,400	3
Yum China Holdings, Inc.	356	19
		230

Denmark (0.4%)
AP Moller - Maersk A/S Series A	5	7
AP Moller - Maersk A/S Series B	9	14
Danske Bank A/S (e)	601	8
Drilling Co of 1972 A/S/The (e)	30	1
DSV A/S	313	51
Novo Nordisk A/S Series B	3,395	235
Novozymes A/S Series B	276	18
Vestas Wind Systems A/S	323	52
		386

Finland (0.2%)
Elisa Oyj	163	9
Fortum Oyj	382	8
Kone Oyj, Class B	343	30
Metso Outotec Oyj	516	4
Neles Oyj	120	2
Nokia Oyj (e)	3,329	13

Morgan Stanley Variable Insurance Fund, Inc.

Global Strategist Portfolio

Consolidated Portfolio of Investments

Third Quarter Report

September 30, 2020 (unaudited)(cont’d)

Nokian Renkaat Oyj	2,725	77
Nordea Bank Abp (e) (OMXH)	35	—@
Nordea Bank Abp (e) (SSE)	3,592	27
Sampo Oyj, Class A	355	14
Stora Enso Oyj, Class R	588	9
UPM-Kymmene Oyj	325	10
Valmet Oyj	120	3
Wartsila Oyj Abp	513	4
		210

France (1.6%)
Accor SA (e)	4,003	112
Aeroports de Paris (ADP)	32	3
Air Liquide SA	366	58
Airbus SE (e)	396	29
Alstom SA (e)	238	12
ArcelorMittal (e)	262	3
AXA SA	1,795	33
BNP Paribas SA (e)	1,161	42
Bouygues SA	208	7
Capgemini SE	195	25
Carrefour SA	436	7
CGG SA (e)	5	—@
Cie de Saint-Gobain (e)	408	17
Cie Generale des Etablissements Michelin SCA	4,241	455
Covivio REIT	31	2
Credit Agricole SA (e)	1,522	13
Danone SA	432	28
Electricite de France SA	328	3
Engie SA (e)	1,158	15
EssilorLuxottica SA (e)	178	24
Faurecia SE (e)	287	12
Gecina SA REIT	22	3
Getlink SE (e)	557	8
Hermes International	23	20
Klepierre SA REIT	187	3
L'Oreal SA (BSRM)	246	80
Legrand SA	114	9
LVMH Moet Hennessy Louis Vuitton SE	185	87
Orange SA	1,686	18
Pernod Ricard SA	206	33
Peugeot SA (e)	2,452	44
Publicis Groupe SA	183	6
Renault SA (e)	194	5
Safran SA (e)	147	14
Sanofi	455	46
Schneider Electric SE	459	57
SES SA	360	3
Societe Generale SA (e)	868	12
Sodexo SA	160	11
Thales SA	92	7
TOTAL SA	1,305	45
Unibail-Rodamco-Westfield REIT	52	2
Unibail-Rodamco-Westfield REIT CDI	1,000	2
Valeo SA	871	27
Vallourec SA (e)	2	—@
Veolia Environnement SA	344	7
Vinci SA	487	41
Vivendi SA	1,030	29
		1,519

Morgan Stanley Variable Insurance Fund, Inc.

Global Strategist Portfolio

Consolidated Portfolio of Investments

Third Quarter Report

September 30, 2020 (unaudited)(cont’d)

Germany (1.2%)
Adidas AG (e)	126	41
Allianz SE (Registered)	284	54
BASF SE	417	25
Bayer AG (Registered)	471	29
Bayerische Motoren Werke AG	1,550	112
Bayerische Motoren Werke AG (Preference)	218	12
Ceconomy AG (e)	125	1
Commerzbank AG (e)	55	—@
Continental AG	482	52
Daimler AG (Registered)	3,816	206
Deutsche Bank AG (Registered) (e)	628	5
Deutsche Boerse AG	110	19
Deutsche Lufthansa AG (Registered) (e)	129	1
Deutsche Post AG (Registered)	433	20
Deutsche Telekom AG (Registered)	1,535	26
E.ON SE	1,058	12
Fraport AG Frankfurt Airport Services Worldwide (e)	25	1
Fresenius Medical Care AG & Co., KGaA	133	11
Fresenius SE & Co., KGaA	290	13
HeidelbergCement AG	44	3
Henkel AG & Co., KGaA	114	11
Henkel AG & Co., KGaA (Preference)	211	22
Infineon Technologies AG	911	26
K+S AG (Registered)	63	—@
LANXESS AG	38	2
Linde PLC (e)	167	39
Merck KGaA	138	20
METRO AG	125	1
Muenchener Rueckversicherungs-Gesellschaft AG in Muenchen (Registered)	146	37
OSRAM Licht AG (e)	40	2
Porsche Automobil Holding SE (Preference) (e)	787	47
QIAGEN N.V. (e)	321	17
RWE AG	346	13
Salzgitter AG (e)	52	1
SAP SE	563	88
Siemens AG (Registered)	408	52
thyssenKrupp AG (e)	146	1
Uniper SE	105	3
Volkswagen AG (e)	142	25
Volkswagen AG (Preference) (e)	819	132
		1,182
Hong Kong (0.1%)
Bank of East Asia Ltd. (The)	414	1
BOC Hong Kong Holdings Ltd.	1,000	3
CK Asset Holdings Ltd.	1,052	5
CK Hutchison Holdings Ltd.	1,052	6
CLP Holdings Ltd.	200	2
Esprit Holdings Ltd. (e)	1,397	—@
Global Brands Group Holding Ltd. (e)	1,407	—@
Hang Lung Group Ltd.	2,000	5
Hang Lung Properties Ltd.	2,000	5
Hang Seng Bank Ltd.	200	3
Henderson Land Development Co., Ltd.	150	1
Hong Kong & China Gas Co., Ltd.	2,680	4
I-CABLE Communications Ltd. (e)	1,072	—@
Kerry Logistics Network Ltd.	250	1
Link REIT	262	2
MTR Corp., Ltd.	1,027	5
New World Development Co. Ltd.	533	3

Morgan Stanley Variable Insurance Fund, Inc.

Global Strategist Portfolio

Consolidated Portfolio of Investments

Third Quarter Report

September 30, 2020 (unaudited)(cont’d)

Power Assets Holdings Ltd.	1,000	5
Sands China Ltd.	800	3
Sino Land Co., Ltd.	791	1
Sun Hung Kai Properties Ltd.	1,030	13
Swire Pacific Ltd., Class A	500	2
Swire Properties Ltd.	150	—@
Wharf Real Estate Investment Co., Ltd.	400	2
Wynn Macau Ltd. (e)	800	1
		73

Ireland (0.0%)
CRH PLC	488	18

Italy (0.4%)
Assicurazioni Generali SpA	766	11
Atlantia SpA (e)	203	3
Banco BPM SpA (e)	215	—@
CNH Industrial N.V. (e)	456	4
Enel SpA	4,573	40
Eni SpA	1,280	10
EXOR N.V.	55	3
Ferrari N.V.	537	99
Fiat Chrysler Automobiles N.V. (e)	5,000	61
Intesa Sanpaolo SpA (e)	6,580	12
Italgas SpA	197	1
Leonardo SpA	351	2
Mediobanca Banca di Credito Finanziario SpA	449	4
Pirelli & C SpA (e)	20,465	88
Prysmian SpA	116	3
Rizzoli Corriere Della Sera Mediagroup SpA (e)	41	—@
Saipem SpA	15	—@
Snam SpA	989	5
Telecom Italia SpA	7,592	3
Tenaris SA	277	1
Terna Rete Elettrica Nazionale SpA	922	6
UniCredit SpA (e)	687	6
Unione di Banche Italiane SpA (e)	471	2
		364

Japan (1.8%)
Aisin Seiki Co., Ltd.	776	25
Bridgestone Corp.	15,527	491
Denso Corp.	1,645	72
Honda Motor Co., Ltd.	6,587	157
Isuzu Motors Ltd.	2,421	21
JTEKT Corp.	800	6
Koito Manufacturing Co., Ltd.	388	20
Mazda Motor Corp.	2,227	13
Mitsubishi Motors Corp. (e)	2,400	5
NGK Spark Plug Co., Ltd.	582	10
Nissan Motor Co., Ltd. (e)	9,590	34
Stanley Electric Co., Ltd.	388	11
Subaru Corp.	2,421	47
Sumitomo Electric Industries Ltd.	3,003	34
Sumitomo Rubber Industries Ltd.	5,600	52
Takeda Pharmaceutical Co., Ltd. ADR	1,912	34
Toyo Tire Corp.	2,900	47
Toyoda Gosei Co., Ltd.	388	9
Toyota Industries Corp.	582	37
Toyota Motor Corp.	8,426	559
Yamaha Motor Co., Ltd.	1,163	17

Morgan Stanley Variable Insurance Fund, Inc.

Global Strategist Portfolio

Consolidated Portfolio of Investments

Third Quarter Report

September 30, 2020 (unaudited)(cont’d)

Yokohama Rubber Co., Ltd. (The)	3,600	51
		1,752
Netherlands (0.4%)
Akzo Nobel N.V.	202	20
ASML Holding N.V.	299	110
Basic-Fit N.V. (e)	788	19
Coca-Cola European Partners PLC	129	5
Fugro N.V. CVA (e)	56	—@
Heineken N.V.	360	32
ING Groep N.V. (e)	3,316	24
Koninklijke Ahold Delhaize N.V.	882	26
Koninklijke KPN N.V.	1,070	3
Koninklijke Philips N.V. (e)	1,120	53
Koninklijke Vopak N.V.	68	4
PostNL N.V.	385	1
Unilever N.V.	1,146	70
		367

New Zealand (0.0%)
Auckland International Airport Ltd. (e)	1,725	8
Contact Energy Ltd.	1,252	6
Fletcher Building Ltd. (e)	1,181	3
Mercury NZ Ltd.	1,212	4
Meridian Energy Ltd.	2,247	7
Ryman Healthcare Ltd.	661	6
Spark New Zealand Ltd.	3,134	10
		44

Norway (0.1%)
Akastor ASA (e)	246	—@
Aker Carbon Capture AS (e)	184	—@
Aker Offshore Wind Holding AS (e)	184	—@
Aker Solutions ASA (e)	246	—@
DNB ASA (e)	1,590	22
Equinor ASA	1,571	22
Kvaerner ASA (e)	246	—@
Norsk Hydro ASA (e)	1,373	4
Orkla ASA	831	9
REC Silicon ASA (e)	118	—@
Subsea 7 SA (e)	324	3
Telenor ASA	685	12
Yara International ASA	242	9
		81

Poland (0.0%)
Jeronimo Martins SGPS SA	241	4

Portugal (0.0%)
EDP - Energias de Portugal SA	2,371	12
Galp Energia SGPS SA	247	2
Pharol SGPS SA (Registered) (e)	610	—@
		14
South Africa (0.0%)
Nedbank Group Ltd.	249	1
Old Mutual Ltd.	7,755	5
		6

Morgan Stanley Variable Insurance Fund, Inc.

Global Strategist Portfolio

Consolidated Portfolio of Investments

Third Quarter Report

September 30, 2020 (unaudited)(cont’d)

Spain (0.2%)
ACS Actividades de Construccion y Servicios SA	195	4
Amadeus IT Group SA	176	10
Banco Bilbao Vizcaya Argentaria SA	3,600	10
Banco de Sabadell SA	4,429	1
Banco Santander SA (e)	6,415	12
CaixaBank SA	823	2
Enagas SA	211	5
Ferrovial SA	309	7
Grifols SA	163	5
Grifols SA (Preference) Class B	38	1
Iberdrola SA	2,771	34
Industria de Diseno Textil SA	824	23
International Consolidated Airlines Group SA	1,054	1
Melia Hotels International SA (e)	3,805	14
Naturgy Energy Group SA	192	4
Red Electrica Corp., SA	338	6
Repsol SA	870	6
Telefonica SA	2,506	9
		154
Sweden (0.5%)
Alfa Laval AB (e)	368	8
Assa Abloy AB, Class B	1,204	28
Atlas Copco AB, Class A	797	38
Atlas Copco AB, Class B	465	19
Boliden AB	338	10
Electrolux AB, Class B	299	7
Electrolux Professional AB (e)	293	1
Epiroc AB, Class A	797	11
Epiroc AB, Class B	487	7
Essity AB, Class B (e)	728	25
Getinge AB, Class B	295	6
Hennes & Mauritz AB, Class B	1,104	19
Hexagon AB, Class B (e)	305	23
Husqvarna AB, Class B	581	6
ICA Gruppen AB	103	5
Industrivarden AB, Class C (e)	220	6
Investor AB, Class B	551	36
Kinnevik AB	299	12
L E Lundbergforetagen AB, Class B (e)	114	6
Lundin Petroleum AB	233	5
Millicom International Cellular SA SDR	85	3
Modern Times Group MTG AB, Class B (e)	17	—@
Nordic Entertainment Group AB, Class B (e)	17	1
Sandvik AB (e)	1,323	26
Securitas AB, Class B (e)	388	6
Skandinaviska Enskilda Banken AB, Class A (e)	1,809	16
Skanska AB, Class B (e)	421	9
SKF AB, Class B	474	10
Svenska Handelsbanken AB, Class A (e)	1,787	15
Swedbank AB, Class A (e)	1,068	17
Swedish Match AB	214	17
Tele2 AB, Class B	446	6
Telefonaktiebolaget LM Ericsson, Class B	3,729	41
Telia Co., AB	3,070	13
Volvo AB, Class B (e)	1,849	35
		493
Switzerland (1.7%)
ABB Ltd. (Registered)	2,794	71

Morgan Stanley Variable Insurance Fund, Inc.

Global Strategist Portfolio

Consolidated Portfolio of Investments

Third Quarter Report

September 30, 2020 (unaudited)(cont’d)

Adecco Group AG (Registered)	287	15
Alcon, Inc. (e)	252	14
Baloise Holding AG (Registered)	110	16
Cie Financiere Richemont SA (Registered)	570	38
Credit Suisse Group AG (Registered)	1,502	15
GAM Holding AG (e)	529	1
Geberit AG (Registered)	90	53
Givaudan SA (Registered)	16	69
Idorsia Ltd. (e)	336	9
Julius Baer Group Ltd.	315	13
Kuehne & Nagel International AG (Registered)	91	18
LafargeHolcim Ltd. (Registered) (e) (Euronext)	134	6
LafargeHolcim Ltd. (Registered) (e) (SIX)	307	14
Lonza Group AG (Registered)	133	82
Nestle SA (Registered)	3,356	399
Novartis AG (Registered)	1,230	107
Roche Holding AG (Genusschein)	1,200	411
Schindler Holding AG	95	26
SGS SA (Registered)	14	38
Siemens Energy AG (e)	204	6
Sonova Holding AG (Registered) (e)	142	36
Swatch Group AG (The)	42	10
Swiss Life Holding AG (Registered) (e)	46	18
Swiss Re AG	166	12
UBS Group AG (Registered)	4,165	47
Zurich Insurance Group AG	206	72
		1,616

United Kingdom (2.7%)
3i Group PLC	1,210	16
Admiral Group PLC	268	9
Anglo American PLC	1,521	37
Antofagasta PLC	533	7
Ashtead Group PLC	568	20
Associated British Foods PLC	446	11
AstraZeneca PLC	1,528	167
Auto Trader Group PLC	1,289	9
Aviva PLC	4,677	17
Babcock International Group PLC	360	1
BAE Systems PLC	3,585	22
Barclays PLC (e)	19,463	25
Barratt Developments PLC	1,294	8
Berkeley Group Holdings PLC	173	9
BHP Group PLC	2,514	54
BP PLC	23,882	69
British American Tobacco PLC	2,865	103
British Land Co., PLC (The) REIT	1,269	5
BT Group PLC	9,897	12
Bunzl PLC	455	15
Burberry Group PLC	550	11
Capita PLC (e)	954	—@
Carnival PLC	266	3
Centrica PLC	7,841	4
Coca-Cola HBC AG (e)	245	6
Compass Group PLC	1,791	27
ConvaTec Group PLC	2,001	5
Croda International PLC	173	14
DCC PLC	115	9
Diageo PLC	3,046	105
Direct Line Insurance Group PLC	1,829	6
Dixons Carphone PLC	1,404	2
easyJet PLC	225	1

Morgan Stanley Variable Insurance Fund, Inc.

Global Strategist Portfolio

Consolidated Portfolio of Investments

Third Quarter Report

September 30, 2020 (unaudited)(cont’d)

Experian PLC	1,068	40
Ferguson PLC	282	28
Fresnillo PLC	324	5
G4S PLC (e)	2,164	6
GlaxoSmithKline PLC	5,914	111
Glencore PLC (e)	13,960	29
Hammerson PLC REIT (e)	228	—@
Hargreaves Lansdown PLC	339	7
Hikma Pharmaceuticals PLC	204	7
HSBC Holdings PLC	24,501	96
IMI PLC	381	5
Imperial Brands PLC	1,081	19
InterContinental Hotels Group PLC (e)	2,603	137
Intertek Group PLC	205	17
Intu Properties PLC REIT (e)	1,268	—@
Investec PLC	931	2
ITV PLC	4,716	4
J Sainsbury PLC	2,261	6
Johnson Matthey PLC	248	8
Kingfisher PLC	3,052	12
Land Securities Group PLC REIT	967	6
Legal & General Group PLC	6,698	16
Lloyds Banking Group PLC (e)	81,779	28
London Stock Exchange Group PLC	366	42
M&G PLC	3,307	7
Marks & Spencer Group PLC	2,152	3
Mediclinic International PLC	533	2
Meggitt PLC	1,017	3
Melrose Industries PLC (e)	4,868	7
Micro Focus International PLC (e)	504	2
Micro Focus International PLC ADR (e)	219	1
Mondi PLC	480	10
National Grid PLC	3,866	44
Next PLC	183	14
Ninety One PLC (e)	465	1
Noble Corp., PLC (e)	254	—@
Paragon Offshore PLC (e)(g)	67	—@
Pearson PLC	1,132	8
Persimmon PLC	368	12
Provident Financial PLC (e)	221	1
Prudential PLC	2,947	42
Quilter PLC	2,394	4
Reckitt Benckiser Group PLC	768	75
RELX PLC	1,219	27
Rio Tinto PLC	4,936	297
Rolls-Royce Holdings PLC	2,086	3
Royal Bank of Scotland Group PLC (e)	4,432	6
Royal Dutch Shell PLC, Class A	5,388	67
Royal Dutch Shell PLC, Class B	4,583	56
Royal Mail PLC	1,287	4
RSA Insurance Group PLC	1,337	8
Sage Group PLC (The)	1,323	12
Schroders PLC	168	6
Segro PLC REIT	1,202	14
Severn Trent PLC	312	10
Smith & Nephew PLC	1,003	20
Smiths Group PLC	521	9
SSE PLC	1,135	18
St. James's Place PLC	686	8
Standard Chartered PLC (e)	3,772	17
Standard Life Aberdeen PLC	3,003	9
Tate & Lyle PLC	619	5
Taylor Wimpey PLC	4,204	6

Morgan Stanley Variable Insurance Fund, Inc.

Global Strategist Portfolio

Consolidated Portfolio of Investments

Third Quarter Report

September 30, 2020 (unaudited)(cont’d)

Tesco PLC	9,661	26
Travis Perkins PLC	335	5
TUI AG	585	2
Unilever PLC	1,452	89
United Utilities Group PLC	880	10
Virgin Money UK PLC (e)	888	1
Vodafone Group PLC	29,946	40
Weir Group PLC (The)	297	5
Whitbread PLC (e)	2,547	70
Wm Morrison Supermarkets PLC	2,934	6
WPP PLC	1,510	12
		2,544
United States (29.8%)
3M Co.	1,708	274
Abbott Laboratories	1,063	116
AbbVie, Inc.	1,058	93
Accenture PLC, Class A	729	165
Adient PLC (e)	38	1
Adobe, Inc. (e)	432	212
AdvanSix, Inc. (e)	142	2
AES Corp.	292	5
Agilent Technologies, Inc.	226	23
Alexion Pharmaceuticals, Inc. (e)	234	27
Allegion PLC	177	17
Alphabet, Inc., Class A (e)	349	511
Alphabet, Inc., Class C (e)	338	497
Altria Group, Inc.	1,213	47
Amazon.com, Inc. (e)	443	1,395
AMERCO	8	3
Ameren Corp.	210	17
American Electric Power Co., Inc.	341	28
American Express Co.	2,205	221
American International Group, Inc.	1,251	34
American Tower Corp. REIT	375	91
Ameriprise Financial, Inc.	224	35
AmerisourceBergen Corp.	270	26
AMETEK, Inc.	380	38
Amgen, Inc.	536	136
Amphenol Corp., Class A	427	46
Analog Devices, Inc.	168	20
Annaly Capital Management, Inc. REIT	380	3
Anthem, Inc.	346	93
AO Smith Corp.	213	11
Apache Corp.	242	2
Apple, Inc.	12,116	1,403
Aptiv PLC	1,163	107
AT&T, Inc.	3,138	89
Autoliv, Inc.	388	28
Automatic Data Processing, Inc.	434	61
Avanos Medical, Inc. (e)	434	14
Avery Dennison Corp.	290	37
Baker Hughes a GE Co.	367	5
Bank of America Corp.	6,642	160
Bank of New York Mellon Corp. (The)	416	14
Baxter International, Inc.	689	55
Becton Dickinson & Co.	377	88
Bed Bath & Beyond, Inc.	412	6
Berkshire Hathaway, Inc., Class B (e)	611	130
Biogen, Inc. (e)	444	126
BlackRock, Inc.	305	172
Boeing Co. (The)	1,525	252

Morgan Stanley Variable Insurance Fund, Inc.

Global Strategist Portfolio

Consolidated Portfolio of Investments

Third Quarter Report

September 30, 2020 (unaudited)(cont’d)

Booking Holdings, Inc. (e)	53	91
BorgWarner, Inc.	776	30
Boston Properties, Inc. REIT	175	14
Boston Scientific Corp. (e)	357	14
Bristol-Myers Squibb Co.	2,048	123
Broadcom, Inc.	7	3
Brookfield Property Partners LP (e) (TSX)	138	2
Brookfield Property Partners LP (NASDAQ)	40	—@
California Resources Corp. (e)	223	—@
Capital One Financial Corp.	224	16
Cardinal Health, Inc.	182	9
Carnival Corp.	2	—@
Carrier Global Corp.	3,296	101
Caterpillar, Inc.	1,579	235
CDK Global, Inc.	152	7
CenterPoint Energy, Inc.	175	3
CenturyLink, Inc.	480	5
Cerner Corp.	439	32
CF Industries Holdings, Inc.	38	1
CH Robinson Worldwide, Inc.	439	45
Charles Schwab Corp. (The)	414	15
Charter Communications, Inc., Class A (e)	183	114
Chemours Co. (The)	316	7
Chesapeake Energy Corp. (e)	1	—@
Chevron Corp.	997	72
Chipotle Mexican Grill, Inc. (e)	45	56
Choice Hotels International, Inc.	596	51
Cigna Corp.	466	79
Cintas Corp.	357	119
Cisco Systems, Inc.	2,997	118
CIT Group, Inc.	459	8
Citigroup, Inc.	1,827	79
Citrix Systems, Inc.	247	34
Cleveland-Cliffs, Inc.	20	—@
CME Group, Inc.	212	35
CNX Resources Corp. (e)	283	3
Coca-Cola Co. (The)	609	30
Cognizant Technology Solutions Corp., Class A	412	29
Colgate-Palmolive Co.	1,600	123
Comcast Corp., Class A	3,094	143
Comerica, Inc.	224	9
Concho Resources, Inc.	122	5
Conduent, Inc. (e)	319	1
ConocoPhillips	1,015	33
CONSOL Energy, Inc. (e)	46	—@
Consolidated Edison, Inc.	439	34
Cooper Tire & Rubber Co.	1,000	32
Copart, Inc. (e)	366	38
Corteva, Inc.	678	20
CoStar Group, Inc. (e)	31	26
Costco Wholesale Corp.	581	206
Covetrus, Inc. (e)	131	3
Crown Castle International Corp. REIT	349	58
CSX Corp.	1,653	128
Cummins, Inc.	228	48
CVS Health Corp.	1,770	103
Danaher Corp.	438	94
DaVita, Inc. (e)	302	26
Deere & Co.	558	124
Dell Technologies, Inc., Class C (e)	250	17
Delta Air Lines, Inc.	234	7
Devon Energy Corp.	273	3
Discover Financial Services	327	19

Morgan Stanley Variable Insurance Fund, Inc.

Global Strategist Portfolio

Consolidated Portfolio of Investments

Third Quarter Report

September 30, 2020 (unaudited)(cont’d)

Discovery, Inc., Class A (e)	327	7
Discovery, Inc., Class C (e)	367	7
Dominion Energy, Inc.	270	21
Dover Corp.	214	23
Dow, Inc.	678	32
DR Horton, Inc.	10,590	801
DTE Energy Co.	280	32
Duke Energy Corp.	611	54
DuPont de Nemours, Inc.	678	38
DXC Technology Co.	166	3
Eagle Materials, Inc.	304	26
Eaton Corp., PLC	754	77
eBay, Inc.	918	48
Ecolab, Inc.	34	7
Edison International	364	18
Edwards Lifesciences Corp. (e)	1,048	84
Eli Lilly & Co.	748	111
Emerson Electric Co.	1,744	114
Entergy Corp.	283	28
EOG Resources, Inc.	372	13
Equifax, Inc.	195	31
Equity Residential REIT	363	19
ESC Seventy Seven (g)	15	—@
Estee Lauder Cos., Inc. (The), Class A	287	63
Exelon Corp.	371	13
Expeditors International of Washington, Inc.	235	21
Extended Stay America, Inc. (Units)	2,217	26
Exxon Mobil Corp.	2,095	72
Facebook, Inc., Class A (e)	823	216
Fastenal Co.	982	44
FedEx Corp.	839	211
Fidelity National Financial, Inc.	1,933	61
Fidelity National Information Services, Inc.	208	31
Fifth Third Bancorp	412	9
First American Financial Corp.	783	40
FirstEnergy Corp.	412	12
Fluor Corp.	45	—@
Ford Motor Co.	18,318	122
Fortive Corp.	829	63
Fortune Brands Home & Security, Inc.	217	19
Fox Corp., Class A	365	10
Fox Corp., Class B (e)	216	6
Franklin Resources, Inc.	322	7
Freeport-McMoRan, Inc.	4,948	77
Frontier Communications Corp. (e)	34	—@
Garrett Motion, Inc. (e)	161	1
General Dynamics Corp.	467	65
General Electric Co.	17,553	109
General Mills, Inc.	423	26
General Motors Co.	5,036	149
Gilead Sciences, Inc.	560	35
Goldman Sachs Group, Inc. (The)	489	98
Goodyear Tire & Rubber Co. (The)	4,300	33
Halliburton Co.	4,742	57
HD Supply Holdings, Inc. (e)	235	10
Healthpeak Properties, Inc. REIT	419	11
HEICO Corp.	36	4
HEICO Corp., Class A	160	14
Henry Schein, Inc. (e)	429	25
Hershey Co. (The)	166	24
Hess Corp.	232	9
Hewlett Packard Enterprise Co.	708	7
Hilton Worldwide Holdings, Inc.	3,781	323

Morgan Stanley Variable Insurance Fund, Inc.

Global Strategist Portfolio

Consolidated Portfolio of Investments

Third Quarter Report

September 30, 2020 (unaudited)(cont’d)

Home Depot, Inc. (The)	1,050	292
Honeywell International, Inc.	2,179	359
Howmet Aerospace, Inc.	627	10
HP, Inc.	397	8
Humana, Inc.	131	54
Huntington Ingalls Industries, Inc.	34	5
Hyatt Hotels Corp., Class A	1,566	84
IDEX Corp.	159	29
IHS Markit Ltd.	600	47
Illinois Tool Works, Inc.	579	112
Ingersoll Rand, Inc. (e)	579	21
Intel Corp.	1,533	79
Intercontinental Exchange, Inc.	379	38
International Business Machines Corp.	662	81
Interpublic Group of Cos., Inc. (The)	418	7
Intuit, Inc.	327	107
Intuitive Surgical, Inc. (e)	142	101
Invesco Ltd.	441	5
Iron Mountain, Inc. REIT	500	13
Jacobs Engineering Group, Inc.	205	19
JB Hunt Transport Services, Inc.	166	21
JBG SMITH Properties REIT	65	2
Johnson & Johnson	1,545	230
Johnson Controls International PLC	1,750	71
JPMorgan Chase & Co.	2,492	240
Juniper Networks, Inc.	360	8
Kansas City Southern	175	32
KB Home	2,590	99
Kellogg Co.	325	21
KeyCorp	440	5
Keysight Technologies, Inc. (e)	126	12
Kimberly-Clark Corp.	535	79
Kimco Realty Corp. REIT	401	4
Knight-Swift Transportation Holdings, Inc.	207	8
Kohl's Corp.	302	6
Kontoor Brands, Inc. (e)	49	1
Kraft Heinz Co. (The)	95	3
Kroger Co. (The)	382	13
L Brands, Inc.	266	8
L3Harris Technologies, Inc.	373	63
Laboratory Corp. of America Holdings (e)	173	33
Las Vegas Sands Corp.	162	8
Lear Corp.	194	21
Lennar Corp., Class A	8,804	719
Lennox International, Inc.	29	8
Liberty Global PLC, Class A (e)	465	10
Liberty Global PLC Series C (e)	361	7
Liberty Latin America Ltd., Class A (e)	72	1
Liberty Latin America Ltd., Class C (e)	181	1
Linde PLC	29	7
Lockheed Martin Corp.	416	159
Louisiana-Pacific Corp.	774	23
Lowe's Cos., Inc.	999	166
M&T Bank Corp.	203	19
M/I Homes, Inc. (e)	880	41
Macerich Co. (The) REIT	392	3
Mallinckrodt PLC (e)	29	—@
ManpowerGroup, Inc.	210	15
Marathon Oil Corp.	307	1
Marathon Petroleum Corp.	326	10
Marriott International, Inc., Class A	4,562	422
Marriott Vacations Worldwide Corp.	451	41
Martin Marietta Materials, Inc.	397	93

Morgan Stanley Variable Insurance Fund, Inc.

Global Strategist Portfolio

Consolidated Portfolio of Investments

Third Quarter Report

September 30, 2020 (unaudited)(cont’d)

Masco Corp.	2,350	130
Mastercard, Inc., Class A	1,272	430
McDonald's Corp.	583	128
McKesson Corp.	302	45
MDC Holdings, Inc.	1,805	85
Medtronic PLC	894	93
Merck & Co., Inc.	1,186	98
Meritage Homes Corp. (e)	1,095	121
MGIC Investment Corp.	2,451	22
Microsoft Corp.	3,440	724
Mohawk Industries, Inc. (e)	444	43
Mondelez International, Inc., Class A	587	34
Mosaic Co. (The)	29	1
Murphy Oil Corp.	339	3
Murphy USA, Inc. (e)	162	21
Nasdaq, Inc.	188	23
National Oilwell Varco, Inc.	418	4
NetApp, Inc.	304	13
NetScout Systems, Inc. (e)	1,532	33
New York Community Bancorp, Inc.	188	2
Newmont Goldcorp Corp (NYSE)	3,646	231
Newmont Goldcorp Corp. (TSX)	184	12
News Corp., Class A	356	5
News Corp., Class B	310	4
NextEra Energy, Inc.	320	89
Nielsen Holdings PLC	597	8
NIKE, Inc., Class B	1,868	234
Noble Energy, Inc.	310	3
Nordson Corp.	46	9
Nordstrom, Inc.	137	2
Norfolk Southern Corp.	762	163
Northrop Grumman Corp.	247	78
NortonLifeLock, Inc.	308	6
NOW, Inc. (e)	188	1
nVent Electric PLC	6	—@
NVR, Inc. (e)	107	437
O'Reilly Automotive, Inc. (e)	242	112
Occidental Petroleum Corp.	770	8
Old Dominion Freight Line, Inc.	175	32
Omnicom Group, Inc.	277	14
ONE Gas, Inc.	129	9
ONEOK, Inc.	331	9
Oracle Corp.	2,121	127
Otis Worldwide Corp.	1,748	109
Ovintiv, Inc. (NYSE)	165	1
Ovintiv, Inc. (TSX)	72	1
Owens Corning	912	63
PACCAR, Inc.	595	51
Parker Hannifin Corp.	201	41
PayPal Holdings, Inc. (e)	918	181
Pentair PLC	246	11
People's United Financial, Inc.	189	2
PepsiCo, Inc.	916	127
Perspecta, Inc.	83	2
Pfizer, Inc.	2,398	88
Philip Morris International, Inc.	872	65
Phillips 66	414	21
Pioneer Natural Resources Co.	302	26
Pitney Bowes, Inc.	332	2
PNC Financial Services Group, Inc. (The)	474	52
PPL Corp.	389	11
Procter & Gamble Co. (The)	1,492	207
ProLogis, Inc. REIT	592	60

Morgan Stanley Variable Insurance Fund, Inc.

Global Strategist Portfolio

Consolidated Portfolio of Investments

Third Quarter Report

September 30, 2020 (unaudited)(cont’d)

Public Service Enterprise Group, Inc.	289	16
Public Storage REIT	167	37
Pulte Group, Inc.	7,513	348
QUALCOMM, Inc.	1,396	164
Quest Diagnostics, Inc.	247	28
Range Resources Corp.	146	1
Rayonier Advanced Materials, Inc. (e)	293	1
Rayonier, Inc. REIT	416	11
Raytheon Technologies Corp.	4,057	233
Regions Financial Corp.	436	5
Republic Services, Inc.	793	74
Resideo Technologies, Inc. (e)	236	3
Robert Half International, Inc.	420	22
Rockwell Automation, Inc.	201	44
Rollins, Inc.	223	12
Roper Technologies, Inc.	184	73
Ross Stores, Inc.	320	30
Royal Caribbean Cruises Ltd.	2	—@
S&P Global, Inc.	417	150
Sabra Health Care, Inc. REIT	118	2
salesforce.com, Inc. (e)	465	117
Schlumberger Ltd.	795	12
Scotts Miracle-Gro Co. (The), Class A	333	51
Sempra Energy	457	54
Sensata Technologies Holding PLC (e)	232	10
Simon Property Group, Inc. REIT	349	23
Skyline Champion Corp. (e)	325	9
Snap-On, Inc.	43	6
Southern Co. (The)	283	15
Southwest Airlines Co.	221	8
Southwestern Energy Co. (e)	444	1
Stanley Black & Decker, Inc.	223	36
Starbucks Corp.	1,243	107
State Street Corp.	457	27
Stericycle, Inc. (e)	249	16
Stewart Information Services Corp.	177	8
Stryker Corp.	427	89
Sysco Corp.	287	18
T Rowe Price Group, Inc.	278	36
T-Mobile US, Inc. (e)	73	8
Tapestry, Inc.	346	5
Target Corp.	565	89
TE Connectivity Ltd.	186	18
TechnipFMC PLC	97	1
Teledyne Technologies, Inc. (e)	31	10
Texas Instruments, Inc.	1,611	230
Textron, Inc.	390	14
Thermo Fisher Scientific, Inc.	306	135
TJX Cos., Inc. (The)	656	36
Toll Brothers, Inc.	3,487	170
Trane Technologies PLC	388	47
TransDigm Group, Inc.	43	20
TransUnion	347	29
Truist Financial Corp.	887	34
Uber Technologies, Inc. (e)	1,549	56
UFP Industries, Inc.	340	19
Union Pacific Corp.	2,130	419
United Parcel Service, Inc., Class B	2,160	360
United Rentals, Inc. (e)	158	28
UnitedHealth Group, Inc.	1,063	331
Urban Edge Properties REIT	74	1
US Bancorp	655	23
Valero Energy Corp.	300	13

Morgan Stanley Variable Insurance Fund, Inc.

Global Strategist Portfolio

Consolidated Portfolio of Investments

Third Quarter Report

September 30, 2020 (unaudited)(cont’d)

Varex Imaging Corp. (e)	124	2
Varian Medical Systems, Inc. (e)	275	47
Ventas, Inc. REIT	253	11
Verisk Analytics, Inc.	391	72
Verizon Communications, Inc.	7,241	431
VF Corp.	448	31
ViacomCBS, Inc., Class B	518	14
Visa, Inc., Class A	1,491	298
Vornado Realty Trust REIT	131	4
Vulcan Materials Co.	975	132
Walgreens Boots Alliance, Inc.	468	17
Walmart, Inc.	1,466	205
Walt Disney Co. (The)	1,050	130
Washington Prime Group, Inc. REIT	597	—@
Waste Connections, Inc.	408	42
Waste Management, Inc.	1,066	121
Watsco, Inc.	282	66
WEC Energy Group, Inc.	220	21
Wells Fargo & Co.	2,053	48
Welltower, Inc. REIT	363	20
Western Digital Corp.	72	3
Western Union Co. (The)	88	2
Westinghouse Air Brake Technologies Corp.	361	22
Weyerhaeuser Co. REIT	418	12
Williams Cos., Inc. (The)	358	7
WPX Energy, Inc. (e)	432	2
WW Grainger, Inc.	43	15
Wyndham Hotels & Resorts, Inc.	998	50
Wynn Resorts Ltd.	215	15
Xcel Energy, Inc.	295	20
Xerox Holdings Corp.	241	5
XPO Logistics, Inc. (e)	177	15
Xylem, Inc.	475	40
Yum! Brands, Inc.	313	29
Zimmer Biomet Holdings, Inc.	249	34
Zoetis, Inc.	710	117
		28,598
Total Common Stocks (Cost $35,371)		41,551

	No. of
	Rights
Right (0.0%)
United States (0.0%)
Bristol-Myers Squibb Co. (e) (Cost $2)	760	2

	No. of
	Warrants
Warrants (0.0%)
France (0.0%)
CGG SA expires 2/21/22 (e)	5	—@

United States (0.0%)
Occidental Petroleum Corp., expires 8/3/27 (e)	108	—@
Total Warrants (Cost $1)		—@

Morgan Stanley Variable Insurance Fund, Inc.

Global Strategist Portfolio

Consolidated Portfolio of Investments

Third Quarter Report

September 30, 2020 (unaudited)(cont’d)

	Shares
Investment Company (4.1%)
United States (4.1%)
SPDR S&P 500 ETF Trust (Cost $2,078)	11,613	3,889

Short-Term Investments (10.3%)
Investment Company (8.7%)
Morgan Stanley Institutional Liquidity Funds - Government Portfolio - Institutional Class (h) (Cost $8,313)	8,313,277	8,313

	Face Amount (000)
U.S. Treasury Security (1.6%)
U.S. Treasury Bill
0.16%, 1/28/21 (i)(j) (Cost $1,560)	$1,561	1,560
Total Short-Term Investments (Cost $9,873)		9,873
Total Investments (97.8%) (Cost $83,694) (k)(l)(m)(n)		93,897
Other Assets in Excess of Liabilities (2.2%)		2,119
Net Assets (100.0%)		$96,016

Country assignments and aggregations are based generally on third party vendor classifications and information, and may be different from the assignments and aggregations under the policies set forth in the Fund's prospectus and/or statement of additional information relating to geographic classifications.

(a)	Security is subject to delayed delivery.
(b)	144A security — Certain conditions for public sale may exist. Unless otherwise noted, these securities are deemed to be liquid.
(c)	Floating or variable rate securities: The rates disclosed are as of September 30, 2020. For securities based on a published reference rate and spread, the reference rate and spread are indicated in the description in the Consolidated Portfolio of Investments. Certain variable rate securities may not be based on a published reference rate and spread but are determined by the issuer or agent and are based on current market conditions. These securities do not indicate a reference rate and spread in their description in the Consolidated Portfolio of Investments.
(d)	Perpetual — One or more securities do not have a predetermined maturity date. Rates for these securities are fixed for a period of time, after which they revert to a floating rate. Interest rates in effect are as of September 30, 2020.
(e)	Non-income producing security.
(f)	Security trades on the Hong Kong exchange.
(g)	At September 30, 2020, the Fund held fair valued securities valued at $0, representing 0.0% of net assets. These securities have been fair valued as determined in good faith under procedures established by and under the general supervision of the Company's (as defined herein) Directors.
(h)	The Fund invests in the Institutional Class of the Morgan Stanley Institutional Liquidity Funds - Government Portfolio - (the "Liquidity Funds"), an open-end management investment company managed by the Adviser. Advisory fees paid by the Fund are reduced by an amount equal to its pro-rata share of the advisory and administration fees paid by the Fund due to its investment in the Liquidity Funds. For the nine months ended September 30, 2020, advisory fees paid were reduced by approximately $14,000 relating to the Fund's investment in the Liquidity Funds.
(i)	Rate shown is the yield to maturity at September 30, 2020.
(j)	All or a portion of the security was pledged to cover margin requirements for swap agreements.
(k)	Securities are available for collateral in connection with securities purchased on a forward commitment basis, open foreign currency forward exchange contracts, futures contracts and swap agreements.
(l)	The approximate fair value and percentage of net assets, $11,994,000 and 12.5%, respectively, represent the securities that have been fair valued under the fair valuation policy for international investments as described in the Notes to the Consolidated Portfolio of Investments.

Morgan Stanley Variable Insurance Fund, Inc.

Global Strategist Portfolio

Consolidated Portfolio of Investments

Third Quarter Report

September 30, 2020 (unaudited)(cont’d)

(m)	The Fund is permitted to purchase and sell securities ("cross-trade") from and to other Morgan Stanley Funds as well as other funds and client accounts for which the Adviser or an affiliate of the Adviser serves as investment adviser, pursuant to procedures approved by the Directors in compliance with Rule 17a-7 under the Act (the "Rule"). Each cross-trade is executed at the current market price in compliance with provisions of the Rule. For the nine months ended September 30, 2020, the Fund did not engage in any cross-trade transactions.
(n)	At September 30, 2020, the aggregate cost for federal income tax purposes approximates the aggregate cost for book purposes. The aggregate gross unrealized appreciation is approximately $14,226,000 and the aggregate gross unrealized depreciation is approximately $3,908,000, resulting in net unrealized appreciation of approximately $10,318,000.

@	Value is less than $500.
ADR	American Depositary Receipt.
ASX	Australian Securities Exchange.
CDI	CHESS Depositary Interest.
CVA	Certificaten Van Aandelen.
ETF	Exchange Traded Fund.
EURIBOR	Euro Interbank Offered Rate.
Euronext	Euronext Paris Exchange.
LIBOR	London Interbank Offered Rate.
LSE	London Stock Exchange.
MTN	Medium Term Note.
NASDAQ	Nasdaq Stock Exchange.
NYSE	New York Stock Exchange.
OAT	Obligations Assimilables du Trésor (French Treasury Obligation).
OFZ	Obilgatsyi Federal’novo Zaima (Russian Federal Loan Obligation).
OMXH	Helsinki Stock Exchange.
REIT	Real Estate Investment Trust.
SDR	Swedish Depositary Receipt.
SIX	Swiss Exchange.
SOFR	Secured Overnight Financing Rate.
SPDR	Standard & Poor's Depository Receipt.
SSE	Stockholm Stock Exchange.
TBA	To Be Announced.
TSX	Toronto Stock Exchange.
USD	United States Dollar.

Morgan Stanley Variable Insurance Fund, Inc.

Global Strategist Portfolio

Consolidated Portfolio of Investments

Third Quarter Report

September 30, 2020 (unaudited)(cont’d)

Foreign Currency Forward Exchange Contracts:

The Fund had the following foreign currency forward exchange contracts open at September 30, 2020:

Counterparty	Contracts to Deliver (000)		In Exchange For (000)		Delivery Date	Unrealized Appreciation (Depreciation) (000)
Australia And New Zealand Banking Group		$185	GBP	140	12/1/20	$(4)
Bank of America NA		$38	CZK	825	12/1/20	(2)
Bank of America NA	CNH	2,390		$351	12/17/20	(—@	)
Bank of America NA	PLN	67		$18	12/17/20	1
Bank of America NA		$55	ILS	189	12/17/20	(—@	)
Bank of Montreal	HUF	4,029		$13	12/17/20	—@
Bank of Montreal		$227	CAD	299	12/17/20	(2)
Barclays Bank PLC	EUR	75		$90	12/1/20	2
Barclays Bank PLC	EUR	47		$55	12/1/20	—@
Barclays Bank PLC	NZD	364		$238	12/1/20	(3)
Barclays Bank PLC		$1,884	JPY	200,526	12/1/20	19
Barclays Bank PLC	COP	691,139		$186	12/17/20	6
Barclays Bank PLC	JPY	18	$	—@	12/17/20	—@
Barclays Bank PLC		$32	AUD	43	12/17/20	(1)
Barclays Bank PLC		$113	CAD	149	12/17/20	(1)
Barclays Bank PLC		$383	CNY	2,630	12/17/20	1
BNP Paribas SA	JPY	10,276		$97	12/1/20	(—@	)
BNP Paribas SA		$38	COP	140,810	12/1/20	(1)
BNP Paribas SA		$38	PEN	135	12/1/20	(1)
BNP Paribas SA		$122	THB	3,823	12/1/20	(1)
BNP Paribas SA	CZK	675		$29	12/17/20	—@
BNP Paribas SA	EUR	137		$161	12/17/20	—@
BNP Paribas SA	IDR	26,173		$2	12/17/20	(—@	)
BNP Paribas SA	INR	15,197		$205	12/17/20	1
BNP Paribas SA	JPY	26,332		$250	12/17/20	—@
BNP Paribas SA	KRW	213,779		$180	12/17/20	(3)
BNP Paribas SA	PEN	10		$3	12/17/20	—@
BNP Paribas SA	RUB	11,129		$147	12/17/20	5
BNP Paribas SA	RUB	3,302		$42	12/17/20	—@
BNP Paribas SA	TRY	1	$	—@	12/17/20	—@
BNP Paribas SA		$7	AUD	10	12/17/20	(—@	)
BNP Paribas SA		$92	CAD	121	12/17/20	(1)
BNP Paribas SA		$14	DKK	88	12/17/20	(—@	)
BNP Paribas SA		$75	EUR	64	12/17/20	—@
BNP Paribas SA		$253	GBP	197	12/17/20	1
BNP Paribas SA		$26	HKD	205	12/17/20	(—@	)
BNP Paribas SA		$41	HKD	321	12/17/20	—@
BNP Paribas SA		$6	TWD	172	12/17/20	(—@	)
Citibank NA	CNH	255		$37	12/1/20	(—@	)
Citibank NA	MXN	3,506		$158	12/1/20	—@
Citibank NA		$1,827	EUR	1,533	12/1/20	(27)
Citibank NA		$74	SGD	101	12/1/20	—@
Citibank NA		$13	CAD	17	12/17/20	(—@	)
Citibank NA		$37	CZK	843	12/17/20	(1)
Citibank NA		$74	HKD	572	12/17/20	—@
Citibank NA		$50	ILS	172	12/17/20	(—@	)
Citibank NA		$5	THB	145	12/17/20	(—@	)
Commonwealth Bank of Australia	NZD	13		$9	12/17/20	—@
Credit Suisse International	JPY	174		$2	12/17/20	(—@	)
Goldman Sachs International	MYR	193		$46	12/1/20	(—@	)
Goldman Sachs International	RUB	4,734		$63	12/1/20	3
Goldman Sachs International		$24	HUF	7,137	12/1/20	(1)
Goldman Sachs International		$391	KRW	463,082	12/1/20	5
Goldman Sachs International		$59	MXN	1,276	12/1/20	(2)

Morgan Stanley Variable Insurance Fund, Inc.

Global Strategist Portfolio

Consolidated Portfolio of Investments

Third Quarter Report

September 30, 2020 (unaudited)(cont’d)

Goldman Sachs International		$37	RUB	2,780	12/1/20	(2)
Goldman Sachs International	CLP	139,068		$182	12/17/20	5
Goldman Sachs International	EUR	120		$140	12/17/20	(1)
Goldman Sachs International	GBP	65		$85	12/17/20	—@
Goldman Sachs International	JPY	4,980		$47	12/17/20	—@
Goldman Sachs International		$105	AUD	144	12/17/20	(2)
Goldman Sachs International		$2,049	BRL	10,853	12/17/20	(121)
Goldman Sachs International		$249	CAD	329	12/17/20	(3)
Goldman Sachs International		$44	CHF	40	12/17/20	(1)
Goldman Sachs International		$13	GBP	10	12/17/20	—@
Goldman Sachs International		$65	HKD	502	12/17/20	—@
JPMorgan Chase Bank NA		$25	AUD	35	10/6/20	(—@ )
JPMorgan Chase Bank NA	AUD	35		$25	12/1/20	—@
JPMorgan Chase Bank NA	CAD	79		$60	12/1/20	1
JPMorgan Chase Bank NA		$204	CHF	184	12/1/20	(4)
JPMorgan Chase Bank NA		$146	CNH	995	12/1/20	—@
JPMorgan Chase Bank NA		$129	EUR	111	12/1/20	1
JPMorgan Chase Bank NA		$32	GBP	24	12/1/20	(1)
JPMorgan Chase Bank NA		$3	GBP	3	12/1/20	—@
JPMorgan Chase Bank NA		$15	PLN	56	12/1/20	(1)
JPMorgan Chase Bank NA		$83	SEK	727	12/1/20	(2)
JPMorgan Chase Bank NA	JPY	127		$1	12/17/20	(—@ )
JPMorgan Chase Bank NA		$86	CAD	113	12/17/20	(1)
JPMorgan Chase Bank NA		$41	GBP	32	12/17/20	—@
JPMorgan Chase Bank NA		$137	HKD	1,060	12/17/20	—@
JPMorgan Chase Bank NA	ZAR	19		$1	12/17/20	—@
JPMorgan Chase Bank NA	CNH	901		$130	8/12/21	(1)
JPMorgan Chase Bank NA		$152	CNH	1,078	8/12/21	4
JPMorgan Chase Bank NA		$2,658	CNH	18,870	8/12/21	69
State Street Bank and Trust Co.		$8	HKD	61	12/17/20	—@
UBS AG	GBP	95		$123	10/5/20	—@
UBS AG		$9	CAD	12	10/5/20	(—@ )
UBS AG	AUD	739		$530	12/1/20	1
UBS AG	AUD	28		$20	12/1/20	1
UBS AG	AUD	605		$431	12/1/20	(3)
UBS AG	CAD	12		$9	12/1/20	—@
UBS AG	DKK	102		$16	12/1/20	—@
UBS AG	EUR	52		$62	12/1/20	1
UBS AG		$959	CNH	6,641	12/1/20	16
UBS AG		$123	GBP	95	12/1/20	(—@ )
UBS AG		$7	JPY	710	12/1/20	(—@ )
UBS AG		$30	NOK	267	12/1/20	(2)
UBS AG		$37	RON	150	12/2/20	(1)
UBS AG	EUR	402		$477	12/17/20	5
UBS AG	HUF	57,994		$192	12/17/20	5
UBS AG	JPY	36,189		$343	12/17/20	(—@ )
UBS AG	MXN	53,914		$2,532	12/17/20	114
UBS AG	MXN	1,137		$51	12/17/20	—@
UBS AG	NOK	297		$33	12/17/20	1
UBS AG	SGD	34		$25	12/17/20	—@
UBS AG	TRY	1,362		$176	12/17/20	4
UBS AG		$304	AUD	416	12/17/20	(6)
UBS AG		$35	AUD	49	12/17/20	(—@ )
UBS AG		$524	CAD	690	12/17/20	(5)
UBS AG		$373	CHF	337	12/17/20	(5)
UBS AG		$139	HKD	1,079	12/17/20	—@
UBS AG		$75	MXN	1,707	12/17/20	2
UBS AG		$1	SEK	7	12/17/20	(—@ )
UBS AG	ZAR	3,419		$206	12/17/20	4
						$65

Morgan Stanley Variable Insurance Fund, Inc.

Global Strategist Portfolio

Consolidated Portfolio of Investments

Third Quarter Report

September 30, 2020 (unaudited)(cont’d)

Futures Contracts:

The Fund had the following futures contracts open at September 30, 2020:

	Number of Contracts	Expiration Date	Notional Amount (000)		Value (000)	Unrealized Appreciation (Depreciation) (000)
Long:
NYMEX WTI Crude Oil Futures (United States)	12	Nov-21		$12	$517	$2
100 oz Gold Future (United States)	5	Dec-20		1	948	5
NASDAQ 100 E Mini (United States)	2	Dec-20		—@	456	11
CAC 40 Index (France)	1	Oct-20	EUR	—@	56	(3)
FTSE MIB Index (Italy)	5	Dec-20		—@	556	(22)
IBEX 35 Index (Spain)	7	Oct-20		—@	552	(17)
U.S. Treasury 10 yr. Note (United States)	6	Dec-20		$600	837	1
S&P 500 E Mini Index (United States)	8	Dec-20		—@	1,341	1
S&P TSE 60 Index (Canada)	6	Dec-20	CAD	1	867	(1)
SPI 200 Index (Australia)	4	Dec-20	AUD	—@	416	(6)
Hang Seng Index (Hong Kong)	3	Oct-20	HKD	—@	453	(1)
U.S. Treasury Ultra Long Bond (United States)	20	Dec-20		$2,000	3,198	3
SGX MSCI Singapore (Singapore)	8	Oct-20	SGD	1	166	1

Short:
U.S. Treasury Ultra Long Bond (United States)	10	Dec-20		$(1,000)	(2,218)	19
U.S. Treasury 10 yr. Ultra Long Bond (United States)	4	Dec-20		(400)	(640)	(1)
U.S. Treasury 5 yr. Note (United States)	3	Dec-20		(300)	(378)	(1)
U.S. Treasury 2 yr. Note (United States)	4	Dec-20		(800)	(884)	(1)
MSCI Emerging Market E Mini (United States)	37	Dec-20		(2)	(2,014)	24
German Euro BTP (Germany)	12	Dec-20	EUR	(1,200)	(2,076)	(26)
NIKKEI 225 Index (Japan)	11	Dec-20	JPY	(6)	(1,213)	(12)
Euro Stoxx 50 Index (Germany)	4	Dec-20	EUR	—@	(150)	3
FTSE 100 Index (United Kingdom)	1	Dec-20	GBP	—@	(75)	2
						$(19)

Morgan Stanley Variable Insurance Fund, Inc.

Global Strategist Portfolio

Consolidated Portfolio of Investments

Third Quarter Report

September 30, 2020 (unaudited)(cont’d)

Interest Rate Swap Agreements:

The Fund had the following interest rate swap agreements open at September 30, 2020:

Swap Counterparty	Floating Rate Index	Pay/Receive Floating Rate	Fixed Rate	Payment Frequency Paid/ Received	Maturity Date	Notional Amount (000)		Value (000)	Upfront Payment Paid (000)	Unrealized Appreciation (000)
JPMorgan Chase Bank NA	3 Month KORIBOR	Pay	1.83%	Quarterly/Quarterly	6/14/27	KRW	510,000	$26	$—	$26
Morgan Stanley & Co. LLC*	US CPI All Urban Consumers Index	Receive	1.24	Semi-Annual/Quarterly	3/30/30		$316	19	—	19
Morgan Stanley & Co. LLC*	US CPI All Urban Consumers Index	Receive	1.27	Semi-Annual/Quarterly	3/30/30		1,106	64	—	64
Morgan Stanley & Co. LLC*	US CPI All Urban Consumers Index	Receive	1.30	Semi-Annual/Quarterly	3/30/30		315	17	—	17
Morgan Stanley & Co. LLC*	US CPI All Urban Consumers Index	Receive	1.18	Semi-Annual/Quarterly	3/31/30		526	36	—	36
Morgan Stanley & Co. LLC*	US CPI All Urban Consumers Index	Receive	1.31	Semi-Annual/Quarterly	4/28/30		190	10	—	10
Morgan Stanley & Co. LLC*	US CPI All Urban Consumers Index	Receive	1.37	Semi-Annual/Quarterly	5/29/30		134	7	—	7
Morgan Stanley & Co. LLC*	US CPI All Urban Consumers Index	Receive	1.75	Semi-Annual/Quarterly	7/30/30		247	7	—	7
Morgan Stanley & Co. LLC*	US CPI All Urban Consumers Index	Receive	1.96	Semi-Annual/Quarterly	8/28/30		138	—@	—	—@
								$186	$—	$186

Morgan Stanley Variable Insurance Fund, Inc.

Global Strategist Portfolio

Consolidated Portfolio of Investments

Third Quarter Report

September 30, 2020 (unaudited)(cont’d)

Total Return Swap Agreements:

The Fund had the following total return swap agreements open at September 30, 2020:

Swap Counterparty	Index	Pay/Receive Total Return of Referenced Index	Floating Rate	Payment Frequency	Maturity Date	Notional Amount (000)		Value (000)	Upfront Payment Paid (000)	Unrealized Appreciation (Depreciation) (000)
Barclays Bank PLC	Barclays Custom Covid-19 Basket Index††	Pay	3 Month USD LIBOR plus 0.11%	Quarterly	9/9/21		$249	$(17)	$—	$(17)
BNP Paribas SA	BNP Custom IPO Basket Index††	Pay	3 Month USD LIBOR plus 1.00%	Quarterly	9/24/21		64	(6)	—	(6)
BNP Paribas SA	BNP Custom IPO Basket Index††	Pay	3 Month USD LIBOR plus 1.00%	Quarterly	9/24/21		150	(17)	—	(17)
BNP Paribas SA	BNP Custom U.S. Banks Index††	Receive	3 Month USD LIBOR plus 0.15%	Quarterly	9/16/21		225	(14)	—	(14)
BNP Paribas SA	MSCI Emerging Markets Index	Receive	3 Month USD LIBOR plus 0.28%	Quarterly	1/26/21		8,487	58	—	58
JPMorgan Chase Bank NA	JPM EMU Growth Index††	Pay	3 Month EUR EURIBOR plus 0.05%	Quarterly	5/14/21	EUR	650	24	—	24
JPMorgan Chase Bank NA	JPM EMU Low Vol Index††	Pay	3 Month EUR EURIBOR plus 0.05%	Quarterly	5/14/21		644	38	—	38
JPMorgan Chase Bank NA	JPM EMU Value Index††	Receive	3 Month EUR EURIBOR plus 0.14%	Quarterly	5/14/21		1,353	(135)	—	(135)
JPMorgan Chase Bank NA	JPM IPO Custom Basket Index††	Pay	3 Month USD LIBOR plus 1.24%	Quarterly	9/1/21		$318	42	—	42
JPMorgan Chase Bank NA	JPM U.S. SPX 1500 Low Vol Index††	Pay	3 Month USD LIBOR plus 0.10%	Quarterly	5/14/21		1,016	41	—	41
JPMorgan Chase Bank NA	JPM U.S. SPX 1500 Low Vol Index††	Pay	3 Month USD LIBOR plus 0.10%	Quarterly	5/14/21		1,009	41	—	41
JPMorgan Chase Bank NA	JPM U.S. SPX 1500 Low Vol Index††	Pay	3 Month USD LIBOR plus 0.10%	Quarterly	5/14/21		992	40	—	40
JPMorgan Chase Bank NA	JPM U.S. SPX 1500 Low Vol Index††	Pay	3 Month USD LIBOR plus 0.10%	Quarterly	5/14/21		41	(1)	—	(1)
JPMorgan Chase Bank NA	JPM U.S. SPX 1500 Value Index††	Receive	3 Month USD LIBOR plus 0.10%	Quarterly	5/14/21		1,077	(72)	—	(72)
JPMorgan Chase Bank NA	JPM U.S. SPX 1500 Value Index††	Receive	3 Month USD LIBOR plus 0.10%	Quarterly	5/14/21		1,052	(71)	—	(71)
JPMorgan Chase Bank NA	JPM U.S. SPX 1500 Value Index††	Receive	3 Month USD LIBOR plus 0.10%	Quarterly	5/14/21		988	(66)	—	(66)
JPMorgan Chase Bank NA	JPM U.S. SPX 1500 Value Index††	Receive	3 Month USD LIBOR plus 0.10%	Quarterly	5/14/21		70	3	—	3
JPMorgan Chase Bank NA	JPM U.S. SPX 500 Growth Index††	Pay	3 Month USD LIBOR plus 0.10%	Quarterly	5/14/21		2,334	21	—	21
JPMorgan Chase Bank NA	JPM U.S. SPX 500 Low Vol Index††	Pay	3 Month USD LIBOR plus 0.10%	Quarterly	5/14/21		2,133	4	—	4
JPMorgan Chase Bank NA	JPM U.S. SPX 500 Value Index††	Receive	3 Month USD LIBOR plus 0.10%	Quarterly	5/14/21		4,658	(231)	—	(231)
JPMorgan Chase Bank NA	MSCI Japan Net Total Return Index	Receive	3 Month USD LIBOR plus 0.15%	Quarterly	2/10/21		4,143	201	—	201
								$(117)	$—	$(117)

†† See tables below for details of the equity basket holdings underlying the swap.

Morgan Stanley Variable Insurance Fund, Inc.

Global Strategist Portfolio

Consolidated Portfolio of Investments

Third Quarter Report

September 30, 2020 (unaudited)(cont’d)

The following table represents the equity basket holdings underlying the total return swap with Barclays Custom Covid-19 Basket Index as of September 30, 2020:

Security Description	Shares	Value (000)	Index Weight
Barclays Custom Covid-19 Basket Index
Atlassian Corp. PLC-Class A	25,005	$4,546	8.98%
Citrix Systems, Inc.	32,328	4,452	8.80
Crowdstrike Holdings, Inc. - A	35,167	4,829	9.54
Everbridge, Inc.	33,302	4,187	8.27
Netflix, Inc.	8,645	4,323	8.54
Okta, Inc.	21,771	4,656	9.20
Ringcentral Inc. - Class A	16,250	4,462	8.82
Roku, Inc.	27,234	5,142	10.17
Slack Technologies, Inc. - Class A	146,722	3,941	7.79
Zoom Video Communications-A	11,920	5,604	11.08
Zscaler, Inc.	31,686	4,458	8.81
Total		$50,600	100.00%

Morgan Stanley Variable Insurance Fund, Inc.

Global Strategist Portfolio

Consolidated Portfolio of Investments

Third Quarter Report

September 30, 2020 (unaudited)(cont’d)

The following table represents the equity basket holdings underlying the total return swap with BNP Custom U.S. Banks Index as of September 30, 2020:

Security Description	Shares	Value (000)	Index Weight
BNP Custom U.S. Banks Index
Bank Of America Corp.	308,343	$7,428	21.41%
Cit Group, Inc.	3,298	58	0.17
Citigroup, Inc.	79,236	3,416	9.85
Citizens Financial Group	15,687	397	1.14
Comerica, Inc.	5,287	202	0.58
East West Bancorp, Inc.	4,961	162	0.47
Fifth Third Bancorp	25,079	535	1.54
First Republic Bank	5,750	627	1.81
Huntington Bancshares, Inc.	35,695	327	0.94
Jpmorgan Chase & Co.	110,953	10,681	30.80
Keycorp	34,389	410	1.18
M & T Bank Corp.	4,440	409	1.18
People'S United Financial	13,619	140	0.40
PNC Financial Services Group	15,425	1,695	4.89
Regions Financial Corp.	34,597	399	1.15
Signature Bank	1,907	158	0.46
SVB Financial Group	1,793	431	1.24
Truist Financial Corp.	45,852	1,745	5.03
Us Bancorp	51,605	1,850	5.33
Wells Fargo & Co.	146,120	3,435	9.90
Zions Bancorp NA	6,245	182	0.53
Total		$34,687	100.00%

Morgan Stanley Variable Insurance Fund, Inc.

Global Strategist Portfolio

Consolidated Portfolio of Investments

Third Quarter Report

September 30, 2020 (unaudited)(cont’d)

The following table represents the equity basket holdings underlying the total return swap with BNP Custom IPO Basket Index as of September 30, 2020:

Security Description	Shares	Value (000)	Index Weight
BNP Custom IPO Basket Index
Berkeley Lights, Inc.	1,878	$143	13.15%
Duck Creek Technologies, Inc.	5,023	228	20.93
Li Auto Inc - ADR	21,351	371	34.04
Oak Street Health, Inc.	4,323	231	21.18
Vertex, Inc. - Class A	5,073	117	10.70
Total		$1,090	100.00%

Morgan Stanley Variable Insurance Fund, Inc.

Global Strategist Portfolio

Consolidated Portfolio of Investments

Third Quarter Report

September 30, 2020 (unaudited)(cont’d)

The following table represents the equity basket holdings underlying the total return swap with JPM EMU Growth Index as of September 30, 2020:

Security Description	Shares	Value (000)	Index Weight
JPM EMU Growth Index
Adyen N.V.	121	$224	2.27%
Air Liquide SA	1,245	198	2.01
Airbus SE	2,785	203	2.06
Amundi SA	2,767	195	1.98
Beiersdorf AG	1,726	196	1.99
Biomerieux	1,272	200	2.03
Cellnex Telecom SA	3,347	204	2.07
Davide Campari-Milano N.V.	20,698	226	2.30
Delivery Hero SE	1,747	201	2.04
Deutsche Bank Ag-Registered	22,658	191	1.94
Deutsche Boerse AG	1,119	197	2.00
Deutsche Wohnen SE	4,237	212	2.16
E.On SE	17,599	194	1.98
Elia Group SA	1,968	196	2.00
Ferrari N.V.	1,129	207	2.11
Ferrovial SA	8,424	205	2.08
Finecobank SPA	13,970	192	1.96
Galapagos N.V.	1,082	154	1.56
Gea Group AG	5,579	196	2.00
Getlink SE	13,590	185	1.88
Groupe Bruxelles Lambert SA	2,306	208	2.11
Hannover Rueck SE	1,206	187	1.90
Hermes International	257	222	2.25
Iberdrola SA	16,004	197	2.00
Iliad SA	1,046	193	1.96
Just Eat Takeaway	1,866	209	2.13
Knorr-Bremse AG	1,755	207	2.10
Koninklijke Dsm N.V.	1,341	221	2.24
L'Oreal	638	208	2.11
Muenchener Rueckver AG	758	192	1.96
Nemetschek SE	2,752	202	2.05
Pernod Ricard SA	1,183	189	1.92
Prosus N.V.	2,108	194	1.98
Sartorius AG-Vorzug	539	221	2.25
Sartorius Stedim Biotech	661	228	2.31
Scout24 AG	2,398	209	2.13
Siemens Gamesa Renewable Energy	8,649	234	2.38
Symrise AG	1,640	227	2.31
Teamviewer AG	3,758	186	1.89
Teleperformance	695	215	2.18
Terna SPA	28,262	198	2.01
Ubisoft Entertainment	2,467	223	2.26
Umicore	4,434	185	1.88
Vonovia SE	3,146	216	2.20
Vopak	3,826	216	2.19
Wendel	2,153	195	1.99
Wolters Kluwer	2,588	221	2.25
Zalando SE	2,771	260	2.64
Total		$9,839	100.00%

Morgan Stanley Variable Insurance Fund, Inc.

Global Strategist Portfolio

Consolidated Portfolio of Investments

Third Quarter Report

September 30, 2020 (unaudited)(cont’d)

The following table represents the equity basket holdings underlying the total return swap with JPM EMU Low Vol Index as of September 30, 2020:

Security Description	Shares	Value (000)	Index Weight
JPM EMU Low Vol Index
Ageas	5,626	$230	2.36%
Air Liquide SA	1,299	206	2.12
Akzo Nobel N.V.	2,291	232	2.39
Allianz SE-REG	1,022	196	2.01
Alstom	3,842	191	1.97
Asml Holding N.V.	597	220	2.26
Assicurazioni Generali	14,543	205	2.11
Dassault Systemes SA	1,186	222	2.28
Deutsche Boerse AG	1,168	205	2.11
Eni SPA	24,582	193	1.98
Essilorluxottica	1,676	228	2.34
Ferrovial SA	8,790	214	2.20
Getlink SE	14,181	193	1.98
Groupe Bruxelles Lambert SA	2,406	217	2.23
Hannover Rueck SE	1,258	195	2.00
Heineken Holding N.V.	2,540	198	2.03
Henkel AG & Co. KGaA	2,508	235	2.41
Hermes International	268	231	2.38
Iberdrola SA	16,700	206	2.11
ICADE	3,331	187	1.92
Koninklijke Dsm N.V.	1,399	231	2.37
Koninklijke Kpn N.V.	84,259	198	2.04
Legrand SA	2,780	222	2.28
L'Oreal	666	217	2.23
Lvmh Moet Hennessy Louis Vui	497	233	2.39
Mapfre SA	116,773	183	1.88
Merck KGaA	1,649	241	2.47
Michelin	2,047	220	2.26
Muenchener Rueckver AG-REG	791	201	2.06
Pernod Ricard SA	1,234	197	2.02
Prosus N.V.	2,200	203	2.08
Proximus	10,718	196	2.01
Recordati Industria Chimica	4,043	207	2.13
Red Electrica Corporacion SA	11,279	212	2.17
Sanofi	2,052	205	2.11
SAP SE	1,347	210	2.15
Schneider Electric SE	1,822	226	2.33
Snam SPA	41,110	211	2.17
Symrise AG	1,711	237	2.43
Teleperformance	725	224	2.30
Terna SPA	29,491	206	2.12
Total SE	5,716	196	2.01
UCB SA	1,712	195	2.00
Vinci SA	2,447	205	2.11
Vonovia SE	3,283	225	2.32
Wolters Kluwer	2,701	231	2.37
Total		$9,736	100.00%

Morgan Stanley Variable Insurance Fund, Inc.

Global Strategist Portfolio

Consolidated Portfolio of Investments

Third Quarter Report

September 30, 2020 (unaudited)(cont’d)

The following table represents the equity basket holdings underlying the total return swap with JPM EMU Value Index as of September 30, 2020:

Security Description	Shares	Value (000)	Index Weight
JPM EMU Value Index
ACS Actividades Cons Y Serv	8,932	$203	2.08%
Aercap Holdings N.V.	7,450	188	1.93
Atlantia SPA	12,945	204	2.10
Atos SE	2,448	197	2.03
Banco Bilbao Vizcaya Argenta	65,842	183	1.88
Banco Santander SA	96,583	181	1.86
Bayer AG-REG	3,067	192	1.97
Bayerische Motoren Werke AG	3,191	232	2.38
Bayerische Motoren Werke-Pref	2,022	111	1.14
BNP Paribas	5,058	184	1.89
Bouygues SA	5,727	199	2.04
Capgemini SE	1,635	210	2.16
Carrefour SA	13,335	214	2.20
Casino Guichard Perrachon	7,639	186	1.91
CNP Assurances	17,147	215	2.21
Compagnie De Saint Gobain	5,492	232	2.39
Credit Agricole SA	21,423	188	1.93
Deutsche Telekom AG-REG	6,206	104	1.07
EIFFAGE	2,368	194	1.99
ENGIE	15,072	202	2.07
Fresenius Medical Care AG	2,352	199	2.04
Fresenius SE & Co. KGaA	4,188	191	1.96
Heidelbergcement AG	3,716	228	2.35
Hochtief AG	2,581	201	2.07
Ipsen	2,090	219	2.26
Klepierre	13,140	185	1.90
Koninklijke Ahold Delhaize N	7,273	215	2.21
Lanxess AG	4,001	230	2.37
Leonardo SPA	32,386	190	1.95
Metro AG	22,526	225	2.31
Natixis	86,353	195	2.00
Naturgy Energy Group SA	11,352	228	2.34
Nokia Oyj	41,949	165	1.69
Omv AG	6,546	180	1.85
Orange	8,968	93	0.96
Peugeot SA	12,871	234	2.40
Pirelli & C SPA	51,777	222	2.29
Publicis Groupe	6,331	205	2.10
Raiffeisen Bank International	12,234	187	1.93
Repsol SA	26,793	180	1.85
Societe Generale SA	13,903	184	1.90
Solvay SA	2,689	232	2.38
Stora Enso Oyj-R SHS	16,447	258	2.65
Suez	16,050	297	3.06
Telefonica SA	49,821	172	1.76
Unibail-Rodamco-Westfield	4,298	159	1.63
Uniper SE	5,963	193	1.98
Volkswagen AG	1,292	226	2.32
Volkswagen AG-Pref	1,367	220	2.26
Total		$9,732	100.00%

Morgan Stanley Variable Insurance Fund, Inc.

Global Strategist Portfolio

Consolidated Portfolio of Investments

Third Quarter Report

September 30, 2020 (unaudited)(cont’d)

The following table represents the equity basket holdings underlying the total return swap with JPM U.S. SPX 1500 Low Vol Index as of September 30, 2020:

Security Description	Shares	Value (000)	Index Weight
JPM U.S. SPX 1500 Low Vol Index
Abbott Laboratories	520	$57	0.57%
Agilent Technologies, Inc.	528	53	0.54
Air Products & Chemicals, Inc.	188	56	0.56
Akamai Technologies, Inc.	463	51	0.52
Alexandria Real Estate Equity	297	48	0.48
Allstate Corp.	544	51	0.52
American Express Co.	560	56	0.56
American Tower Corp.	204	49	0.50
Amerisafe, Inc.	825	47	0.48
Amerisourcebergen Corp.	501	49	0.49
Amgen, Inc.	212	54	0.54
Amphenol Corp.-Cl A	487	53	0.53
Analog Devices, Inc.	449	52	0.53
Aptargroup, Inc.	441	50	0.50
Arthur J Gallagher & Co.	493	52	0.52
At&T, Inc.	1,767	50	0.51
Atmos Energy Corp.	497	48	0.48
Autozone, Inc.	43	51	0.51
Badger Meter, Inc.	817	53	0.54
Baxter International, Inc.	630	51	0.51
Booking Holdings, Inc.	32	54	0.55
Brady Corp. - Cl A	1,118	45	0.45
Broadcom, Inc.	163	59	0.61
Brookline BanCorp, Inc.	5,476	47	0.48
Brown & Brown, Inc.	1,150	52	0.52
Cable One, Inc.	28	53	0.53
Cabot Oil & Gas Corp.	2,738	48	0.48
Carrier Global Corp.	1,895	58	0.58
CDW Corp.	446	53	0.54
Cerner Corp.	761	55	0.55
Chemed Corp.	104	50	0.50
Chevron Corp.	617	44	0.45
Cisco Systems, Inc.	1,110	44	0.44
City Holding Co.	837	48	0.49
Cme Group, Inc.	321	54	0.54
Cms Energy Corp.	831	51	0.51
Columbia Sportswear Co.	710	62	0.62
Comcast Corp.-Class A	1,221	56	0.57
Commerce Bancshares, Inc.	910	51	0.52
Community Bank System, Inc.	937	51	0.51
Conocophillips	1,426	47	0.47
Corning, Inc.	1,694	55	0.55
Costco Wholesale Corp.	159	56	0.57
Cousins Properties, Inc.	1,728	49	0.50
Crown Castle Intl Corp.	319	53	0.53
Cvb Financial Corp.	2,902	48	0.49
Daktronics, Inc.	3,894	15	0.16
Danaher Corp.	253	55	0.55
Deckers Outdoor Corp.	253	56	0.56

Morgan Stanley Variable Insurance Fund, Inc.

Global Strategist Portfolio

Consolidated Portfolio of Investments

Third Quarter Report

September 30, 2020 (unaudited)(cont’d)

Digital Realty Trust, Inc.	326	48	0.48
Dollar General Corp.	271	57	0.57
Dominion Energy, Inc.	652	51	0.52
Domino'S Pizza, Inc.	135	58	0.58
Dorman Products, Inc.	639	58	0.58
Douglas Emmett, Inc.	1,818	46	0.46
Dril-Quip, Inc.	1,529	38	0.38
Dsp Group, Inc.	3,410	45	0.45
Duke Energy Corp.	625	55	0.56
Duke Realty Corp.	1,320	49	0.49
Dunkin' Brands Group, Inc.	772	63	0.64
Easterly Government Properties	2,177	49	0.49
Eaton Corp. PLC	552	56	0.57
Ecolab, Inc.	284	57	0.57
Emcor Group, Inc.	736	50	0.50
Encore Wire Corp.	1,043	48	0.49
Estee Lauder Companies-Cl A	264	58	0.58
Ethan Allen Interiors, Inc.	4,270	58	0.58
Eversource Energy	585	49	0.49
Expeditors Intl Wash, Inc.	610	55	0.56
Exponent, Inc.	628	45	0.46
Extra Space Storage, Inc.	514	55	0.55
Exxon Mobil Corp.	1,239	43	0.43
Factset Research Systems, Inc.	150	50	0.51
Fidelity National Info Serv	352	52	0.52
Firstcash, Inc.	927	53	0.53
Fiserv, Inc.	521	54	0.54
Flowers Foods, Inc.	2,252	55	0.55
Fulton Financial Corp.	5,419	51	0.51
Garmin Ltd.	524	50	0.50
Gatx Corp.	861	55	0.55
General Dynamics Corp.	354	49	0.49
Gentex Corp.	1,943	50	0.50
Gilead Sciences, Inc.	730	46	0.46
Graco, Inc.	979	60	0.60
Hasbro, Inc.	699	58	0.58
Hawaiian Electric Industries	1,453	48	0.49
Heartland Express, Inc.	2,589	48	0.48
Helen Of Troy Ltd.	267	52	0.52
Henry Schein, Inc.	738	43	0.44
Heritage Financial Corp.	2,803	52	0.52
Hershey Co. (The)	361	52	0.52
Hill-Rom Holdings, Inc.	547	46	0.46
Hilton Worldwide Holdings In	700	60	0.60
Home Depot, Inc.	197	55	0.55
Hp, Inc.	2,946	56	0.56
Idex Corp.	315	57	0.58
Ihs Markit Ltd.	642	50	0.51
Illinois Tool Works	282	54	0.55
Intercontinental Exchange In	544	54	0.55
Intuit, Inc.	168	55	0.55
Jack Henry & Associates, Inc.	288	47	0.47
Jacobs Engineering Group, Inc.	578	54	0.54
Johnson & Johnson	355	53	0.53
Kilroy Realty Corp.	918	48	0.48
Kinder Morgan, Inc.	3,731	46	0.46
Kkr Real Estate Finance Trust	3,146	52	0.52

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September 30, 2020 (unaudited)(cont’d)

Lennox International, Inc.	194	53	0.53
Life Storage, Inc.	533	56	0.56
Lincoln Electric Holdings	569	52	0.53
Linde PLC	214	51	0.51
Lindsay Corp.	532	51	0.52
Lockheed Martin Corp.	139	53	0.54
Lowe'S Cos, Inc.	348	58	0.58
Marsh & Mclennan Cos	452	52	0.52
Maximus, Inc.	693	47	0.48
Mcdonald'S Corp.	269	59	0.59
Merck & Co., Inc.	634	53	0.53
Microsoft Corp.	242	51	0.51
Microstrategy, Inc.-Cl A	423	64	0.64
Mid-America Apartment Comm	448	52	0.52
Mondelez International, Inc.-A	943	54	0.55
Monro, Inc.	896	36	0.37
Msa Safety, Inc.	433	58	0.58
Msc Industrial Direct Co.-A	774	49	0.49
N B T BanCorp., Inc.	1,767	47	0.48
Nasdaq, Inc.	402	49	0.50
National Instruments Corp.	1,430	51	0.51
National Oilwell Varco, Inc.	4,517	41	0.41
National Storage Affiliates	1,691	55	0.56
Neenah, Inc.	1,145	43	0.43
Netscout Systems, Inc.	2,031	44	0.45
Newmarket Corp.	142	48	0.49
Newmont Corp.	768	49	0.49
Nike, Inc. -Cl B	532	67	0.67
Northern Trust Corp.	660	51	0.52
Northrop Grumman Corp.	162	51	0.51
Northwest Bancshares, Inc.	5,331	49	0.49
Nucor Corp.	1,221	55	0.55
Nvr, Inc.	14	55	0.56
Old National BanCorp.	3,774	47	0.48
Old Republic Intl Corp.	3,200	47	0.47
Omnicom Group	975	48	0.49
O'Reilly Automotive, Inc.	110	51	0.51
Otis Worldwide Corp.	828	52	0.52
Pepsico, Inc.	383	53	0.53
Power Integrations, Inc.	863	48	0.48
Ppg Industries, Inc.	488	60	0.60
Procter & Gamble Co. (The)	399	55	0.56
Ps Business Parks, Inc.	376	46	0.46
Public Storage	267	60	0.60
Reliance Steel & Aluminum	518	53	0.53
Republic Services, Inc.	599	56	0.56
Resmed, Inc.	259	44	0.45
Rex American Resources Corp.	581	38	0.38
Ross Stores, Inc.	596	56	0.56
S & T BanCorp., Inc.	2,522	45	0.45
S&P Global, Inc.	149	54	0.54
Safety Insurance Group, Inc.	698	48	0.49
Schlumberger Ltd.	2,797	44	0.44
Seacor Holdings, Inc.	1,696	49	0.50
Service Corp. International	1,176	50	0.50
Sherwin-Williams Co. (The)	82	57	0.57
Sonoco Products Co.	1,002	51	0.51

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September 30, 2020 (unaudited)(cont’d)

Southside Bancshares, Inc.	1,911	47	0.47
Southwest Airlines Co.	1,658	62	0.63
Standard Motor Prods	1,132	51	0.51
Starbucks Corp.	693	60	0.60
Steris PLC	325	57	0.58
Stryker Corp.	273	57	0.57
Texas Instruments, Inc.	405	58	0.58
Thermo Fisher Scientific, Inc.	125	55	0.56
Tjx Companies, Inc.	1,009	56	0.56
Tompkins Financial Corp.	819	47	0.47
Tootsie Roll Inds	1,658	51	0.52
Toro Co.	726	61	0.61
Tractor Supply Company	355	51	0.51
Trane Technologies PLC	467	57	0.57
Tyler Technologies, Inc.	144	50	0.50
UDR, Inc.	1,491	49	0.49
Union Pacific Corp.	304	60	0.60
Unitedhealth Group, Inc.	172	54	0.54
Verisign, Inc.	247	51	0.51
Vertex Pharmaceuticals, Inc.	187	51	0.51
Visa, Inc.-Class A Shares	275	55	0.55
Walmart, Inc.	405	57	0.57
Washington Federal, Inc.	2,274	47	0.48
Waste Management, Inc.	480	54	0.55
Watts Water Technologies-A	609	61	0.61
Westamerica BanCorporation	875	48	0.48
Williams Cos, Inc.	2,655	52	0.52
Yum! Brands, Inc.	576	53	0.53
Zoetis, Inc.	339	56	0.56
Total		$9,940	100.00%

Morgan Stanley Variable Insurance Fund, Inc.

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Consolidated Portfolio of Investments

Third Quarter Report

September 30, 2020 (unaudited)(cont’d)

The following table represents the equity basket holdings underlying the total return swap with JPM U.S. SPX 1500 Value Index as of September 30, 2020:

Security Description	Shares	Value (000)	Index Weight
JPM U.S. SPX 1500 Value Index
AAR Corp.	3,015	$57	0.55%
Advansix, Inc.	4,275	55	0.54
Alliance Data Systems Corp.	1,151	48	0.47
American Equity Invt Life Hl	1,986	44	0.43
American International Group	1,610	44	0.43
Apogee Enterprises, Inc.	2,348	50	0.49
Arcbest Corp.	1,653	51	0.50
Archer-Daniels-Midland Co.	1,205	56	0.55
Archrock, Inc.	7,476	40	0.39
Asbury Automotive Group	513	50	0.49
Associated BancCorp.	3,989	50	0.49
Atlas Air Worldwide Holdings	970	59	0.58
Autonation, Inc.	978	52	0.51
Avanos Medical, Inc.	1,661	55	0.54
Avis Budget Group, Inc.	2,038	54	0.52
Avnet, Inc.	1,915	49	0.48
Azz, Inc.	1,617	55	0.54
Baker Hughes Co.	3,310	44	0.43
Bank Of New York Mellon Corp.	1,436	49	0.48
Big Lots, Inc.	1,263	56	0.55
Biogen, Inc.	186	53	0.52
Bonanza Creek Energy, Inc.	2,847	54	0.52
Boston Private Finl Holding	8,828	49	0.48
Brinker International, Inc.	1,991	85	0.83
Brixmor Property Group, Inc.	4,538	53	0.52
Cadence BanCorp.	6,641	57	0.56
Callon Petroleum Co.	4,384	21	0.21
Capri Holdings Ltd.	3,693	66	0.65
Cardinal Health, Inc.	891	42	0.41
Cardtronics PLC - A	2,353	47	0.46
Carnival Corp.	3,958	60	0.59
Cato Corp.-Class A	6,011	47	0.46
Centerpoint Energy, Inc.	2,678	52	0.51
Central Garden And Pet Co.-A	1,421	51	0.50
Century Communities, Inc.	1,417	60	0.59
Centurylink, Inc.	5,279	53	0.52
Citigroup, Inc.	1,027	44	0.43
Citizens Financial Group	2,135	54	0.53
Cno Financial Group, Inc.	3,381	54	0.53
Cnx Resources Corp.	5,097	48	0.47
Comerica, Inc.	1,360	52	0.51
Commercial Metals Co.	2,428	49	0.47
Computer Programs & Systems	1,440	40	0.39
Comtech Telecommunications	3,128	44	0.43
Cooper-Standard Holding	4,538	60	0.59
Corecivic, Inc.	5,800	46	0.45
Crane Co.	899	45	0.44
Customers BanCorp., Inc.	4,433	50	0.49
Cvs Health Corp.	810	47	0.46

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Third Quarter Report

September 30, 2020 (unaudited)(cont’d)

Dana, Inc.	4,297	53	0.52
Dave & Buster'S Entertainment	4,297	65	0.64
Deluxe Corp.	1,761	45	0.44
Diamondrock Hospitality Co.	11,420	58	0.57
Dine Brands Global, Inc.	1,165	64	0.62
Diodes, Inc.	985	56	0.54
Discovery, Inc.-C	2,704	53	0.52
Donnelley Financial Solution	5,347	71	0.70
Dorian Lpg Ltd.	5,780	46	0.45
Dxc Technology Co.	2,850	51	0.50
Dxp Enterprises, Inc.	2,832	46	0.45
Eastman Chemical Co.	688	54	0.53
Ebay, Inc.	915	48	0.47
Ebix, Inc.	2,295	47	0.46
Edgewell Personal Care Co.	1,677	47	0.46
Endo International PLC	14,291	47	0.46
Enova International, Inc.	3,199	52	0.51
Enpro Industries, Inc.	1,075	61	0.59
Exelon Corp.	1,362	49	0.48
Fifth Third BanCorp.	2,634	56	0.55
First Solar, Inc.	850	56	0.55
Fnb Corp.	7,000	47	0.46
Fresh Del Monte Produce, Inc.	2,237	51	0.50
Garrett Motion, Inc.	9,238	32	0.31
Genworth Financial, Inc.-Cl A	25,236	85	0.83
Geo Group, Inc. (The)	4,703	53	0.52
G-Iii Apparel Group Ltd.	5,372	70	0.69
Gms, Inc.	2,099	51	0.49
Graham Holdings Co.-Class B	129	52	0.51
Granite Point Mortgage Trust	7,642	54	0.53
Greenbrier Companies, Inc.	2,042	60	0.59
Greif, Inc.-Cl A	1,450	53	0.51
Group 1 Automotive, Inc.	584	52	0.50
Hibbett Sports, Inc.	2,221	87	0.85
Hologic, Inc.	725	48	0.47
Hope BanCorp., Inc.	6,196	47	0.46
Howmet Aerospace, Inc.	3,419	57	0.56
Insight Enterprises, Inc.	1,018	58	0.56
Integer Holdings Corp.	789	47	0.46
Interface, Inc.	6,379	39	0.38
Intl Business Machines Corp.	416	51	0.49
Istar, Inc.	4,491	53	0.52
J2 Global, Inc.	884	61	0.60
Janus Henderson Group PLC	2,471	54	0.52
KB Home	1,523	58	0.57
KBR, Inc.	2,260	51	0.49
Kelly Services, Inc. -A	3,440	59	0.57
Koppers Holdings, Inc.	2,042	43	0.42
Kraton Corp.	3,790	68	0.66
Lannett Co, Inc.	8,264	50	0.49
Lantheus Holdings, Inc.	3,890	49	0.48
Laredo Petroleum, Inc.	3,558	35	0.34
Lincoln National Corp.	1,377	43	0.42
Lyondellbasell Indu-Cl A	833	59	0.57
M/I Homes, Inc.	1,219	56	0.55
Macerich Co. (The)	6,807	46	0.45
Manpowergroup, Inc.	750	55	0.54

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September 30, 2020 (unaudited)(cont’d)

Marcus Corporation	3,887	30	0.29
Mastec, Inc.	1,211	51	0.50
Matrix Service Co.	4,129	34	0.34
Mdu Resources Group, Inc.	2,443	55	0.54
Meredith Corp.	3,583	47	0.46
Meritor, Inc.	2,229	47	0.46
Meta Financial Group, Inc.	2,793	54	0.52
Metlife, Inc.	1,387	52	0.50
Micron Technology, Inc.	1,027	48	0.47
Minerals Technologies, Inc.	1,010	52	0.50
Mohawk Industries, Inc.	651	64	0.62
Molson Coors Beverage Co. - B	1,405	47	0.46
Moog, Inc.-Class A	959	61	0.60
Mts Systems Corp.	2,737	52	0.51
Mylan N.V.	3,162	47	0.46
Natus Medical, Inc.	2,944	50	0.49
Navient Corp.	6,379	54	0.53
Netgear, Inc.	1,607	50	0.48
Nrg Energy, Inc.	1,546	48	0.46
Odp Corp. (The)	2,431	47	0.46
Oge Energy Corp.	1,599	48	0.47
Orthofix Medical, Inc.	1,659	52	0.50
Oshkosh Corp.	648	48	0.47
Owens & Minor, Inc.	3,041	76	0.75
Pebblebrook Hotel Trust	4,989	63	0.61
Penn Virginia Corp.	5,184	51	0.50
Photronics, Inc.	4,251	42	0.41
Pilgrim'S Pride Corp.	3,422	51	0.50
Polaris, Inc.	488	46	0.45
Powell Industries, Inc.	1,145	28	0.27
Pra Health Sciences, Inc.	479	49	0.47
Progress Software Corp.	1,439	53	0.52
Propetro Holding Corp.	9,355	38	0.37
Quanex Building Products	2,895	53	0.52
Quanta Services, Inc.	1,256	66	0.65
Quinstreet, Inc.	4,347	69	0.67
Reinsurance Group Of America	608	58	0.57
Renewable Energy Group, Inc.	1,820	97	0.95
Resideo Technologies, Inc.	4,656	51	0.50
RPT Realty	8,551	47	0.45
RR Donnelley & Sons Co.	32,657	48	0.47
Ruth'S Hospitality Group, Inc.	7,827	87	0.85
Sabra Health Care Reit, Inc.	3,595	50	0.48
Sally Beauty Holdings, Inc.	4,479	39	0.38
Sanmina Corp.	1,735	47	0.46
Scansource, Inc.	2,171	43	0.42
Schweitzer-Mauduit Intl, Inc.	1,574	48	0.47
Select Medical Holdings Corp.	2,727	57	0.55
Service Properties Trust	8,077	64	0.63
Signet Jewelers Ltd.	4,690	88	0.86
Simmons First Natl Corp.-Cl A	3,089	49	0.48
Simon Property Group, Inc.	848	55	0.54
Skywest, Inc.	1,914	57	0.56
Sl Green Realty Corp.	1,127	52	0.51
Smart Global Holdings, Inc.	1,831	50	0.49
Spartannash Co.	2,412	39	0.39
Standex International Corp.	950	56	0.55

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September 30, 2020 (unaudited)(cont’d)

Sterling BanCorp.	4,623	49	0.48
Stifel Financial Corp.	1,056	53	0.52
Summit Hotel Properties, Inc.	10,224	53	0.52
Suncoke Energy, Inc.	15,443	53	0.52
Sykes Enterprises, Inc.	1,809	62	0.60
Syneos Health, Inc.	795	42	0.41
Synnex Corp.	408	57	0.56
Synovus Financial Corp.	2,585	55	0.53
Tanger Factory Outlet Center	8,264	50	0.49
Tapestry, Inc.	3,878	61	0.59
Timken Co.	1,038	56	0.55
Tyson Foods, Inc.-Cl A	829	49	0.48
Ugi Corp.	1,560	51	0.50
Ultra Clean Holdings, Inc.	1,714	37	0.36
United Therapeutics Corp.	444	45	0.44
Universal Health Services-B	480	51	0.50
Unum Group	3,031	51	0.50
Vanda Pharmaceuticals, Inc.	4,894	47	0.46
Varex Imaging Corp.	3,237	41	0.40
Viacomcbs, Inc. - Class B	2,013	56	0.55
Viad Corp.	3,522	73	0.72
Wabash National Corp.	4,452	53	0.52
Waddell & Reed Financial-A	3,580	53	0.52
Walgreens Boots Alliance, Inc.	1,259	45	0.44
Walker & Dunlop, Inc.	1,016	54	0.53
Warrior Met Coal, Inc.	3,201	55	0.53
Weingarten Realty Investors	3,036	51	0.50
Westrock Co.	1,860	65	0.63
Whitestone REIT	8,021	48	0.47
Wyndham Destinations, Inc.	1,968	61	0.59
Xerox Holdings Corp.	3,231	61	0.59
Xperi Holding Corp.	2,726	31	0.31
Total		$10,234	100.00%

Morgan Stanley Variable Insurance Fund, Inc.

Global Strategist Portfolio

Consolidated Portfolio of Investments

Third Quarter Report

September 30, 2020 (unaudited)(cont’d)

The following table represents the equity basket holdings underlying the total return swap with JPM U.S. SPX 500 Growth Index as of September 30, 2020:

Security Description	Shares	Value (000)	Index Weight
JPM U.S. SPX 500 Growth Index
Abiomed, Inc.	318	$88	0.87%
Adobe, Inc.	219	107	1.06
Advanced Micro Devices	1,262	103	1.02
Air Products & Chemicals, Inc.	352	105	1.04
Alexandria Real Estate Equity	556	89	0.88
Align Technology, Inc.	341	112	1.10
Amazon.Com, Inc.	32	99	0.98
American Tower Corp.	382	92	0.91
American Water Works Co., Inc.	667	97	0.95
Ansys, Inc.	311	102	1.01
Aon PLC-Class A	490	101	1.00
Apache Corp.	6,237	59	0.58
Arthur J Gallagher & Co.	924	98	0.96
Autodesk, Inc.	409	95	0.93
Ball Corp.	1,322	110	1.09
Berkshire Hathaway, Inc.-Cl B	492	105	1.03
Blackrock, Inc.	169	95	0.94
Boeing Co. (The)	604	100	0.99
Brown-Forman Corp.-Class B	1,420	107	1.06
Cadence Design System, Inc.	877	94	0.92
Chipotle Mexican Grill, Inc.	85	106	1.05
Church & Dwight Co., Inc.	1,050	98	0.97
Cintas Corp.	328	109	1.08
Clorox Company	423	89	0.88
Cme Group, Inc.	601	101	0.99
Cms Energy Corp.	1,557	96	0.94
Copart, Inc.	1,051	111	1.09
Costco Wholesale Corp.	298	106	1.04
Crown Castle Intl Corp.	597	99	0.98
Dexcom, Inc.	221	91	0.90
Domino'S Pizza, Inc.	253	108	1.06
Ecolab, Inc.	532	106	1.05
Edwards Lifesciences Corp.	1,257	100	0.99
Equifax, Inc.	602	94	0.93
Equinix, Inc.	126	96	0.94
Estee Lauder Companies-Cl A	495	108	1.07
Eversource Energy	1,096	92	0.90
Fastenal Co.	2,066	93	0.92
First Republic Bank	868	95	0.94
Fortinet, Inc.	709	84	0.83
Gap, Inc. (The)	7,478	127	1.26
Hess Corp.	1,967	81	0.80
Hilton Worldwide Holdings In	1,312	112	1.11
Idex Corp.	590	108	1.06
Idexx Laboratories, Inc.	250	98	0.97
Ihs Markit Ltd.	1,202	94	0.93
Illinois Tool Works	527	102	1.01
Illumina, Inc.	246	76	0.75
Incyte Corp.	963	86	0.85

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Third Quarter Report

September 30, 2020 (unaudited)(cont’d)

Intercontinental Exchange In	1,018	102	1.01
Intl Flavors & Fragrances	787	96	0.95
Intuit, Inc.	315	103	1.01
Intuitive Surgical, Inc.	142	101	1.00
Jack Henry & Associates, Inc.	539	88	0.87
Linde PLC	401	96	0.94
Live Nation Entertainment In	2,101	113	1.12
Marathon Petroleum Corp.	2,542	75	0.74
Marketaxess Holdings, Inc.	192	92	0.91
Marsh & Mclennan Cos	846	97	0.96
Mastercard, Inc. - A	314	106	1.05
Mccormick & Co.-Non Vtg Shares	499	97	0.96
Mcdonald'S Corp.	504	111	1.09
Mettler-Toledo International	106	102	1.01
Monster Beverage Corp.	1,259	101	1.00
Moody'S Corp.	349	101	1.00
Msci, Inc.	264	94	0.93
Nasdaq, Inc.	752	92	0.91
National Oilwell Varco, Inc.	8,459	77	0.76
Netflix, Inc.	197	98	0.97
Nextera Energy, Inc.	353	98	0.97
Nike, Inc. -Cl B	997	125	1.24
Nvidia Corp.	223	120	1.19
Old Dominion Freight Line	537	97	0.96
Otis Worldwide Corp.	1,551	97	0.96
Paycom Software, Inc.	340	106	1.05
Paypal Holdings, Inc.	497	98	0.97
Prologis, Inc.	934	94	0.93
Resmed, Inc.	485	83	0.82
Rockwell Automation, Inc.	444	98	0.97
Rollins, Inc.	1,852	100	0.99
Roper Technologies, Inc.	225	89	0.88
S&P Global, Inc.	280	101	1.00
Salesforce.Com, Inc.	483	121	1.19
Sba Communications Corp.	321	102	1.01
Schlumberger Ltd.	5,237	81	0.80
Servicenow, Inc.	223	108	1.07
Sherwin-Williams Co. (The)	153	107	1.05
Starbucks Corp.	1,299	112	1.10
TJX Companies, Inc.	1,889	105	1.04
T-Mobile US, Inc.	917	105	1.04
Transdigm Group, Inc.	225	107	1.06
Tyler Technologies, Inc.	269	94	0.93
Under Armour, Inc.-Class A	10,138	114	1.11
Under Armour, Inc.-Class C	11,153	110	1.08
Verisign, Inc.	462	95	0.94
Verisk Analytics, Inc.	524	97	0.96
Wec Energy Group, Inc.	1,047	101	1.00
West Pharmaceutical Services	352	97	0.96
Wynn Resorts Ltd.	1,342	96	0.95
Xcel Energy, Inc.	1,426	98	0.97
Yum! Brands, Inc.	1,078	98	0.97
Zoetis, Inc.	635	105	1.04
Total		$10,125	100.00%

Morgan Stanley Variable Insurance Fund, Inc.

Global Strategist Portfolio

Consolidated Portfolio of Investments

Third Quarter Report

September 30, 2020 (unaudited)(cont’d)

The following table represents the equity basket holdings underlying the total return swap with JPM U.S. SPX 500 Low Vol Index as of September 30, 2020:

Security Description	Shares	Value (000)	Index Weight
JPM U.S. SPX 500 Low Vol Index
3M Co.	693	$111	1.08%
Abbott Laboratories	1,035	113	1.10
Accenture PLC-Cl A	459	104	1.01
Air Products & Chemicals, Inc.	374	111	1.09
Akamai Technologies, Inc.	922	102	0.99
Alexandria Real Estate Equity	591	95	0.92
Alphabet, Inc.-Cl A	70	103	1.00
Alphabet, Inc.-Cl C	71	104	1.01
Ameren Corporation	1,314	104	1.01
American Tower Corp.	406	98	0.96
Amgen, Inc.	421	107	1.04
Aon PLC-Class A	520	107	1.05
Arthur J Gallagher & Co.	982	104	1.01
Atmos Energy Corp.	989	95	0.92
Automatic Data Processing	775	108	1.05
Autozone, Inc.	86	102	0.99
Ball Corp.	1,404	117	1.14
Baxter International, Inc.	1,253	101	0.98
Berkshire Hathaway, Inc.-Cl B	523	111	1.09
Booking Holdings, Inc.	63	108	1.05
C.H. Robinson Worldwide, Inc.	1,114	114	1.11
Cabot Oil & Gas Corp.	5,448	95	0.92
Carrier Global Corp.	3,771	115	1.12
Cerner Corp.	1,514	109	1.07
Chevron Corp.	1,228	88	0.86
Cme Group, Inc.	639	107	1.04
Cms Energy Corp.	1,654	102	0.99
Coca-Cola Co. (The)	2,250	111	1.08
Colgate-Palmolive Co.	1,360	105	1.02
Comcast Corp-Class A	2,429	112	1.10
Costco Wholesale Corp.	316	112	1.09
Crown Castle Intl Corp.	635	106	1.03
Danaher Corp.	504	108	1.06
Dollar General Corp.	540	113	1.10
Dominion Energy, Inc.	1,297	102	1.00
Duke Realty Corp.	2,626	97	0.94
Ecolab, Inc.	565	113	1.10
Eli Lilly & Co.	682	101	0.98
Eversource Energy	1,164	97	0.95
Expeditors Intl Wash, Inc.	1,214	110	1.07
Exxon Mobil Corp.	2,465	85	0.83
Fidelity National Info Serv	699	103	1.00
Fiserv, Inc.	1,036	107	1.04
Garmin Ltd.	1,042	99	0.96
Hershey Co. (The)	719	103	1.00
Hilton Worldwide Holdings In	1,394	119	1.16
Home Depot, Inc.	391	109	1.06
Honeywell Internationa,l Inc.	701	115	1.13
Idex Corp.	626	114	1.11

Morgan Stanley Variable Insurance Fund, Inc.

Global Strategist Portfolio

Consolidated Portfolio of Investments

Third Quarter Report

September 30, 2020 (unaudited)(cont’d)

Ihs Markit Ltd.	1,277	100	0.98
Illinois Tool Works	560	108	1.06
Intercontinental Exchange In	1,082	108	1.06
Intuit, Inc.	334	109	1.06
Jack Henry & Associates, Inc.	572	93	0.91
Johnson & Johnson	707	105	1.03
Kimberly-Clark Corp.	687	101	0.99
Linde PLC	426	102	0.99
Marsh & Mclennan Cos	899	103	1.01
Mastercard, Inc. - A	333	113	1.10
Mcdonald'S Corp.	536	118	1.16
Medtronic PLC	1,070	111	1.08
Merck & Co. Inc.	1,262	105	1.02
Microsoft Corp.	481	101	0.99
Nasdaq, Inc.	799	98	0.96
Nike, Inc. -Cl B	1,059	133	1.30
Northrop Grumman Corp.	322	102	0.99
Oracle Corp.	1,861	111	1.08
Otis Worldwide Corp.	1,648	103	1.00
Packaging Corp Of America	1,086	118	1.15
Paychex, Inc.	1,432	114	1.11
Pepsico, Inc.	762	106	1.03
Procter & Gamble Co. (The)	793	110	1.08
Progressive Corp.	1,159	110	1.07
Public Storage	532	118	1.15
Republic Services, Inc.	1,191	111	1.08
Roper Technologies, Inc.	239	95	0.92
Ross Stores, Inc.	1,185	111	1.08
S&P Global, Inc.	297	107	1.04
Starbucks Corp.	1,380	119	1.17
Steris PLC	647	114	1.11
Thermo Fisher Scientific, Inc.	249	110	1.07
Tjx Companies, Inc.	2,007	112	1.09
T-Mobile US, Inc.	975	111	1.09
Travelers Cos, Inc. (The)	911	99	0.96
UDR, Inc.	2,966	97	0.94
Union Pacific Corp.	605	119	1.17
Verisign, Inc.	491	101	0.98
Verisk Analytics, Inc.	557	103	1.01
Visa, Inc.-Class A Shares	546	109	1.07
Vulcan Materials Co.	886	120	1.17
Walt Disney Co. (The)	895	111	1.08
Waste Management, Inc.	956	108	1.05
Wec Energy Group, Inc.	1,112	108	1.05
Williams Cos Inc	5,282	104	1.01
Wr Berkley Corp.	1,676	103	1.00
Zoetis, Inc.	674	111	1.09
Total		$10,259	100.00%

Morgan Stanley Variable Insurance Fund, Inc.

Global Strategist Portfolio

Consolidated Portfolio of Investments

Third Quarter Report

September 30, 2020 (unaudited)(cont’d)

The following table represents the equity basket holdings underlying the total return swap with JPM U.S. SPX 500 Value Index as of September 30, 2020:

Security Description	Shares	Value (000)	Index Weight
JPM U.S. SPX 500 Value Index
AES Corp.	6,681	$121	1.20%
Aflac, Inc.	1,428	52	0.51
Alexion Pharmaceuticals, Inc.	963	110	1.09
Allstate Corp.	525	49	0.49
American International Group	3,143	87	0.86
Amerisourcebergen Corp.	967	94	0.93
Anthem, Inc.	373	100	0.99
Archer-Daniels-Midland Co.	2,353	109	1.08
Baker Hughes Co.	6,463	86	0.85
Biogen, Inc.	363	103	1.02
Borgwarner, Inc.	2,735	106	1.05
Cardinal Health, Inc.	1,740	82	0.81
Cbre Group, Inc, - A	2,443	115	1.14
Centene Corp.	1,601	93	0.93
Centerpoint Energy, Inc.	5,228	101	1.00
Centurylink, Inc.	10,307	104	1.03
Cf Industries Holdings, Inc.	3,212	99	0.98
Cigna Corp.	584	99	0.98
Cisco Systems, Inc.	2,142	84	0.84
Citigroup, Inc.	2,005	86	0.86
Citizens Financial Group	4,169	105	1.05
Cognizant Tech Solutions-A	1,485	103	1.02
Comerica, Inc.	2,655	102	1.01
Cvs Health Corp.	1,582	92	0.92
Delta Air Lines, Inc.	4,008	123	1.22
Devon Energy Corp.	9,529	90	0.89
Discovery, Inc. - A	4,733	103	1.02
Discovery, Inc.-C	5,280	103	1.03
Dxc Technology Co.	5,565	99	0.99
Eastman Chemical Co.	1,344	105	1.04
Edison International	1,873	95	0.94
Exelon Corp.	2,659	95	0.94
Fedex Corp.	597	150	1.49
Fifth Third Bancorp	5,143	110	1.09
General Dynamics Corp.	684	95	0.94
General Motors Co.	3,940	117	1.16
Hartford Financial Services Group	2,405	89	0.88
Hewlett Packard Enterprise	10,213	96	0.95
Host Hotels & Resorts, Inc.	9,797	106	1.05
Howmet Aerospace, Inc.	6,676	112	1.11
HP, Inc.	5,684	108	1.07
Huntington Ingalls Industries	576	81	0.80
Intel Corp.	2,091	108	1.07
International Paper Co.	2,850	116	1.15
Interpublic Group Of Cos, Inc.	2,742	46	0.45
Intl Business Machines Corp.	813	99	0.98
Jm Smucker Co. (The)	910	105	1.04
Johnson Controls Internation	2,595	106	1.05
Juniper Networks, Inc.	3,992	86	0.85

Morgan Stanley Variable Insurance Fund, Inc.

Global Strategist Portfolio

Consolidated Portfolio of Investments

Third Quarter Report

September 30, 2020 (unaudited)(cont’d)

Kimco Realty Corp.	9,108	103	1.02
Kinder Morgan, Inc.	3,600	44	0.44
Kohls Corp.	5,226	97	0.96
Kraft Heinz Co. (The)	2,903	87	0.86
Kroger Co.	2,878	98	0.97
Leidos Holdings, Inc.	1,028	92	0.91
Lennar Corp.-A	1,372	112	1.11
Lincoln National Corp.	2,688	84	0.84
LKQ Corp.	3,524	98	0.97
Lyondellbasell Indu-Cl A	1,626	115	1.14
Metlife, Inc.	2,708	101	1.00
Micron Technology, Inc.	2,005	94	0.93
Mohawk Industries, Inc.	1,271	124	1.23
Molson Coors Beverage Co. - B	2,744	92	0.91
Mylan N.V.	6,174	92	0.91
Netapp, Inc.	2,362	104	1.03
Newell Brands, Inc.	6,163	106	1.05
Nielsen Holdings PLC	7,005	99	0.99
Nrg Energy, Inc.	3,018	93	0.92
Nucor Corp.	2,357	106	1.05
Omnicom Group	941	47	0.46
Oneok, Inc.	3,592	93	0.93
Perrigo Co. PLC	1,845	85	0.84
Pfizer, Inc.	2,634	97	0.96
Phillips 66	1,653	86	0.85
Ppl Corp.	3,809	104	1.03
Principal Financial Group	2,351	95	0.94
Pultegroup, Inc.	2,294	106	1.05
Quanta Services Inc	2,452	130	1.29
Raytheon Technologies Corp.	1,756	101	1.00
Robert Half Intl, Inc.	1,981	105	1.04
Seagate Technology	2,257	111	1.10
Simon Property Group, Inc.	1,655	107	1.06
Sl Green Realty Corp.	2,200	102	1.01
Snap-On, Inc.	703	103	1.03
Synchrony Financial	4,446	116	1.15
Tapestry, Inc.	7,572	118	1.17
Te Connectivity Ltd.	1,125	110	1.09
Textron, Inc.	2,814	102	1.01
Tyson Foods, Inc.-Cl A	1,618	96	0.95
United Airlines Holdings, Inc.	3,169	110	1.09
United Rentals, Inc.	633	110	1.10
Universal Health Services-B	937	100	1.00
Unum Group	5,917	100	0.99
Viacomcbs, Inc. - Class B	3,930	110	1.09
Vornado Realty Trust	2,969	100	0.99
Wabtec Corp.	1,643	102	1.01
Walgreens Boots Alliance, Inc.	2,459	88	0.88
Western Digital Corp.	2,301	84	0.83
Western Union Co.	2,086	45	0.44
Westrock Co.	3,631	126	1.25
Whirlpool Corp.	614	113	1.12
Xerox Holdings Corp.	6,309	118	1.17
Total		$10,086	100.00%

Morgan Stanley Variable Insurance Fund, Inc.

Global Strategist Portfolio

Consolidated Portfolio of Investments

Third Quarter Report

September 30, 2020 (unaudited)(cont’d)

The following table represents the equity basket holdings underlying the total return swap with JPM IPO Custom Basket Index as of September 30, 2020:

Security Description	Shares	Value (000)	Index Weight
JPM IPO Custom Basket Index
Kingsoft Cloud Holdings-ADR	64,698	$1,911	22.49%
Lemonade, Inc.	37,954	1,887	22.22
Ncino, Inc.	15,421	1,229	14.47
Shift4 Payments, Inc.-Class A	34,820	1,684	19.83
Vroom, Inc.	34,421	1,782	20.99
Total		$8,493	100.00%

Morgan Stanley Variable Insurance Fund, Inc.

Global Strategist Portfolio

Consolidated Portfolio of Investments

Third Quarter Report

September 30, 2020 (unaudited)(cont’d)

@		Value is less than $500.
*		Cleared swap agreement, the broker is Morgan Stanley & Co. LLC.
BTP		Buoni del Tesoro Poliennali.
CAC		Cotation Assistée en Continu.
CPI		Consumer Price Index.
EURIBOR		Euro Interbank Offered Rate.
IBEX		Índice Bursátil Español.
KORIBOR		Korea Interbank Offered Rate.
LIBOR		London Interbank Offered Rate.
MIB		Milano Indice di Borsa.
NYMEX		New York Mercantile Exchange.
SGX		Singapore Exchange Ltd.
TSX		Toronto Stock Exchange.
WTI		West Texas Intermediate.
AUD	—	Australian Dollar
BRL	—	Brazilian Real
CAD	—	Canadian Dollar
CHF	—	Swiss Franc
CLP	—	Chilean Peso
CNH	—	Chinese Yuan Renminbi Offshore
CNY	—	Chinese Yuan Renminbi
COP	—	Colombian Peso
CZK	—	Czech Koruna
DKK	—	Danish Krone
EUR	—	Euro
GBP	—	British Pound
HKD	—	Hong Kong Dollar
HUF	—	Hungarian Forint
IDR	—	Indonesian Rupiah
ILS	—	Israeli Shekel
INR	—	Indian Rupee
JPY	—	Japanese Yen
KRW	—	South Korean Won
MXN	—	Mexican Peso
MYR	—	Malaysian Ringgit
NOK	—	Norwegian Krone
NZD	—	New Zealand Dollar
PEN	—	Peruvian Nuevo Sol
PLN	—	Polish Zloty
RON	—	Romanian New Leu
RUB	—	Russian Ruble
SEK	—	Swedish Krona
SGD	—	Singapore Dollar
THB	—	Thai Baht
TRY	—	Turkish Lira
TWD	—	Taiwan Dollar
USD	—	United States Dollar
ZAR	—	South African Rand

Portfolio Composition

Classification	Percentage of Total Investments
Common Stocks	44.3%
Fixed Income Securities	41.1
Short-Term Investments	10.5
Other*	4.1
Total Investments	100.0	%**

*	Industries and/or investment types representing less than 5% of total investments.
**	Does not include open long/short futures contracts with a value of approximately $20,011,000 and net unrealized depreciation of approximately $19,000. Does not include open foreign currency forward exchange contracts with net unrealized appreciation of approximately $65,000. Also does not include open swap agreements with net unrealized appreciation of approximately $69,000.

Morgan Stanley Variable Insurance Fund, Inc.

Discovery Portfolio

Portfolio of Investments

Third Quarter Report

September 30, 2020 (unaudited)

	Shares	Value (000)
Common Stocks (96.3%)
Biotechnology (1.4%)
Alnylam Pharmaceuticals, Inc. (a)	8,380	$1,220
Exact Sciences Corp. (a)	20,001	2,039
Moderna, Inc. (a)	15,868	1,123
		4,382
Electronic Equipment, Instruments & Components (0.8%)
Cognex Corp.	38,297	2,493

Entertainment (5.2%)
Roku, Inc. (a)	24,427	4,612
Spotify Technology SA (a)	38,552	9,352
Zynga, Inc., Class A (a)	340,925	3,109
		17,073
Health Care Equipment & Supplies (4.1%)
DexCom, Inc. (a)	25,072	10,336
Penumbra, Inc. (a)	15,183	2,951
		13,287

Health Care Providers & Services (4.0%)
Covetrus, Inc. (a)	344,153	8,397
Guardant Health, Inc. (a)	40,087	4,481
		12,878
Health Care Technology (6.7%)
Agilon Health Topco, Inc. (a)(b)(c) (acquisition cost — $596; acquired 11/7/18)	1,577	881
GoodRx Holdings, Inc., Class A (a)	73,861	4,107
Livongo Health, Inc. (a)	10,816	1,515
Veeva Systems, Inc., Class A (a)	55,192	15,519
		22,022
Information Technology Services (24.3%)
Adyen N.V. (Netherlands) (a)	2,833	5,225
Fastly, Inc., Class A (a)	169,777	15,905
MongoDB, Inc. (a)	64,937	15,033
Okta, Inc. (a)	70,044	14,979
Snowflake, Inc., Class A (a)(d)	4,517	1,134
Square, Inc., Class A (a)	68,704	11,168
Twilio, Inc., Class A (a)	64,710	15,989
		79,433
Interactive Media & Services (10.5%)
Pinterest, Inc., Class A (a)	151,706	6,297
Snap, Inc., Class A (a)	215,101	5,616
Twitter, Inc. (a)	242,764	10,803
Zillow Group, Inc., Class C (a)	56,927	5,783
ZoomInfo Technologies, Inc., Class A (a)	135,765	5,837
		34,336
Internet & Direct Marketing Retail (7.5%)
Chewy, Inc., Class A (a)	69,449	3,808
Farfetch Ltd., Class A (a)	201,131	5,060
Overstock.com, Inc. (a)	68,548	4,980
Wayfair, Inc., Class A (a)	36,518	10,627
		24,475

Morgan Stanley Variable Insurance Fund, Inc.

Discovery Portfolio

Portfolio of Investments

Third Quarter Report

September 30, 2020 (unaudited)(cont’d)

Leisure Products (2.9%)
Peloton Interactive, Inc., Class A (a)	94,651	9,393

Life Sciences Tools & Services (5.2%)
10X Genomics, Inc., Class A (a)	137,044	17,087

Metals & Mining (0.1%)
Royal Gold, Inc.	3,606	433

Oil, Gas & Consumable Fuels (0.1%)
Texas Pacific Land Trust	898	406

Pharmaceuticals (1.2%)
Royalty Pharma PLC, Class A (United Kingdom)	95,971	4,037

Semiconductors & Semiconductor Equipment (0.7%)
Teradyne, Inc.	28,426	2,259

Software (17.2%)
Alteryx, Inc., Class A (a)	51,268	5,821
Coupa Software, Inc. (a)	32,657	8,956
Datadog, Inc., Class A (a)	69,993	7,150
DocuSign, Inc. (a)	22,320	4,804
Nuance Communications, Inc. (a)	47,442	1,575
Slack Technologies, Inc., Class A (a)	264,691	7,110
Trade Desk, Inc. (The), Class A (a)	22,412	11,627
Unity Software, Inc. (a)	16,886	1,474
Zoom Video Communications, Inc., Class A (a)	16,586	7,797
		56,314
Specialty Retail (4.4%)
Carvana Co. (a)	64,927	14,483
Total Common Stocks (Cost $176,532)		314,791

Preferred Stocks (1.4%)
Internet & Direct Marketing Retail (1.0%)
Airbnb, Inc. Series D (a)(b)(c) (acquisition cost — $1,370; acquired 4/16/14)	33,636	2,657
Overstock.com, Inc. Series A-1	7,866	495
		3,152
Software (0.4%)
Palantir Technologies, Inc. Series G (a)(c) (acquisition cost — $291; acquired 7/19/12)	118,892	1,044
Palantir Technologies, Inc. Series H (a)(c) (acquisition cost — $65; acquired 10/25/13)	23,274	205
Palantir Technologies, Inc. Series H1 (a)(c) (acquisition cost — $65; acquired 10/25/13)	23,274	205
		1,454
Total Preferred Stocks (Cost $1,871)		4,606

Short-Term Investments (1.6%)
Securities held as Collateral on Loaned Securities (0.4%)
Investment Company (0.3%)
Morgan Stanley Institutional Liquidity Funds - Treasury Securities Portfolio - Institutional Class (e) (Cost $973)	972,797	973

Morgan Stanley Variable Insurance Fund, Inc.

Discovery Portfolio

Portfolio of Investments

Third Quarter Report

September 30, 2020 (unaudited)(cont’d)

	Face Amount (000)
Repurchase Agreements (0.1%)
Barclays Capital, Inc., (0.06%, dated 9/30/20, due 10/1/20; proceeds $147; fully collateralized by a U.S. Government obligation; 2.13% due 5/15/22; valued at $150)	$147	147
Merrill Lynch & Co., Inc., (0.05%, dated 9/30/20, due 10/1/20; proceeds $18; fully collateralized by U.S. Government obligations; 1.50% due 10/31/24; valued at $19)	18	18
Merrill Lynch & Co., Inc., (0.06%, dated 9/30/20, due 10/1/20; proceeds $57; fully collateralized by U.S. Government obligations; 1.50% due 10/31/24; valued at $58)	57	57
		222
Total Securities held as Collateral on Loaned Securities (Cost $1,195)		1,195

	Shares
Investment Company (1.2%)
Morgan Stanley Institutional Liquidity Funds - Treasury Securities Portfolio - Institutional Class (e) (Cost $4,043)	4,042,645	4,043
Total Short-Term Investments (Cost $5,238)		5,238
Total Investments Excluding Purchased Options (99.3%) (Cost $183,641)		324,635
Total Purchased Options Outstanding (0.1%) (Cost $968)		387
Total Investments (99.4%) (Cost $184,609) Including $1,134 of Securities Loaned (f)(g)(h)		325,022
Other Assets in Excess of Liabilities (0.6%)		1,977
Net Assets (100.0%)		$326,999

(a)	Non-income producing security.
(b)	At September 30, 2020, the Fund held fair valued securities valued at approximately $3,538,000, representing 1.1% of net assets. These securities have been fair valued as determined in good faith under procedures established by and under the general supervision of the Company's (as defined herein) Directors.
(c)	Security cannot be offered for public resale without first being registered under the Securities Act of 1933 and related rules (“restricted security”). Acquisition date represents the day on which an enforceable right to acquire such security is obtained and is presented along with related cost in the security description. The Fund has registration rights for certain restricted securities. Any costs related to such registration are borne by the issuer. The aggregate value of restricted securities (excluding 144A holdings) at September 30, 2020 amounts to approximately $4,992,000 and represents 1.5% of net assets.
(d)	All or a portion of this security was on loan. The value of loaned securities and related collateral outstanding at September 30, 2020, were approximately $1,134,000 and $1,195,000, respectively. The Fund received cash collateral of approximately $1,195,000, which was subsequently invested in Repurchase Agreements and Morgan Stanley Institutional Liquidity Funds - Treasury Securities Portfolio - Institutional Class as reported in the Portfolio of Investments. The Fund has the right under the securities lending agreement to recover the securities from the borrower on demand.
(e)	The Fund invests in the Institutional Class of the Morgan Stanley Institutional Liquidity Funds - Treasury Securities Portfolio - (the "Liquidity Funds"), an open-end management investment company managed by the Adviser, both directly and as a portion of the securities held as collateral on loaned securities. Advisory fees paid by the Fund are reduced by an amount equal to its pro-rata share of the advisory and administration fees paid by the Fund due to its investment in the Liquidity Funds. For the nine months ended September 30, 2020, advisory fees paid were reduced by approximately $7,000 relating to the Fund's investment in the Liquidity Funds.
(f)	The approximate fair value and percentage of net assets, $5,225,000 and 1.6%, respectively, represent the securities that have been fair valued under the fair valuation policy for international investments as described in the Notes to the Portfolio of Investments.
(g)	The Fund is permitted to purchase and sell securities ("cross-trade") from and to other Morgan Stanley Funds as well as other funds and client accounts for which the Adviser or an affiliate of the Adviser serves as investment adviser, pursuant to procedures approved by the Directors in compliance with Rule 17a-7 under the Act (the "Rule"). Each cross-trade is executed at the current market price in compliance with provisions of the Rule. For the nine months ended September 30, 2020, Fund engaged in cross-trade purchases of approximately $290,000.

Morgan Stanley Variable Insurance Fund, Inc.

Discovery Portfolio

Portfolio of Investments

Third Quarter Report

September 30, 2020 (unaudited)(cont’d)

(h)	At September 30, 2020, the aggregate cost for federal income tax purposes approximates the aggregate cost for book purposes. The aggregate gross unrealized appreciation is approximately $142,460,000 and the aggregate gross unrealized depreciation is approximately $2,047,000, resulting in net unrealized appreciation of approximately $140,413,000.

Morgan Stanley Variable Insurance Fund, Inc.

Discovery Portfolio

Portfolio of Investments

Third Quarter Report

September 30, 2020 (unaudited)(cont’d)

Call Options Purchased:

The Fund had the following call options purchased open at September 30, 2020:

Counterparty	Description	Strike Price		Expiration Date	Number of Contracts	Notional Amount (000)	Value (000)	Premiums Paid (000)	Unrealized Depreciation (000)
BNP Paribas	USD/CNH	CNH	7.99	Sep - 21	48,631,053	48,631	$178	$294	$(116)
Royal Bank of Scotland	USD/CNH	CNH	7.75	Jan - 21	38,896,197	38,896	24	170	(146)
Royal Bank of Scotland	USD/CNH	CNH	8.06	Jul - 21	53,638,983	53,639	147	285	(138)
Royal Bank of Scotland	USD/CNH	CNH	8.48	May - 21	35,020,637	35,021	38	219	(181)
							$387	$968	$(581)

CNH	—	Chinese Yuan Renminbi Offshore
USD	—	United States Dollar

Portfolio Composition*

Classification	Percentage of Total Investments
Information Technology Services	24.6%
Other**	21.0
Software	17.9
Interactive Media & Services	10.6
Internet & Direct Marketing Retail	8.5
Health Care Technology	6.8
Life Sciences Tools & Services	5.3
Entertainment	5.3
Total Investments	100.0%

*	Percentages indicated are based upon total investments (excluding Securities held as Collateral on Loaned Securities) as of September 30, 2020.
**	Industries and/or investment types representing less than 5% of total investments.

Morgan Stanley Variable Insurance Fund, Inc.

U.S. Real Estate Portfolio

Portfolio of Investments

Third Quarter Report

September 30, 2020 (unaudited)

	Shares	Value (000)
Common Stocks (97.5%)
Apartments (16.0%)
American Campus Communities, Inc. REIT	135,592	$4,735
Apartment Investment & Management Co., Class A REIT	37,150	1,253
AvalonBay Communities, Inc. REIT	113,054	16,883
Camden Property Trust REIT	78,205	6,959
Equity Residential REIT	234,726	12,048
Essex Property Trust, Inc. REIT	26,604	5,342
Mid-America Apartment Communities, Inc. REIT	26,324	3,052
UDR, Inc. REIT	56,938	1,857
		52,129
Data Centers (4.3%)
Digital Realty Trust, Inc. REIT	81,370	11,942
QTS Realty Trust, Inc., Class A REIT	30,320	1,911
		13,853
Diversified (5.5%)
JBG SMITH Properties REIT	210,408	5,626
Mack-Cali Realty Corp. REIT	288,866	3,646
VEREIT, Inc. REIT	365,710	2,377
Vornado Realty Trust REIT	182,331	6,146
		17,795
Free Standing (1.5%)
NETSTREIT Corp.	265,140	4,842

Health Care (9.3%)
Five Star Senior Living, Inc. (a)	7,045	36
Healthcare Realty Trust, Inc. REIT	269,990	8,132
Healthcare Trust of America, Inc., Class A REIT	118,352	3,077
Healthpeak Properties, Inc. REIT	282,049	7,658
Ventas, Inc. REIT	184,970	7,761
Welltower, Inc. REIT	69,745	3,842
		30,506
Industrial (12.5%)
Duke Realty Corp. REIT	90,779	3,350
First Industrial Realty Trust, Inc. REIT	32,047	1,276
Lexington Realty Trust REIT	160,420	1,676
ProLogis, Inc. REIT	341,266	34,338
		40,640
Lodging/Resorts (5.9%)
Host Hotels & Resorts, Inc. REIT	860,545	9,285
RLJ Lodging Trust REIT	448,310	3,882
Sunstone Hotel Investors, Inc. REIT	740,492	5,880
		19,047
Manufactured Homes (0.4%)
Equity Lifestyle Properties, Inc. REIT	20,633	1,265

Office (19.8%)
Alexandria Real Estate Equities, Inc. REIT	32,273	5,164
Boston Properties, Inc. REIT	203,031	16,303
Cousins Properties, Inc. REIT	176,086	5,034

Morgan Stanley Variable Insurance Fund, Inc.

U.S. Real Estate Portfolio

Portfolio of Investments

Third Quarter Report

September 30, 2020 (unaudited)(cont’d)

Douglas Emmett, Inc. REIT	61,208	1,536
Highwoods Properties, Inc. REIT	32,290	1,084
Hudson Pacific Properties, Inc. REIT	366,838	8,045
Kilroy Realty Corp. REIT	74,396	3,866
SL Green Realty Corp. REIT	502,517	23,302
		64,334
Regional Malls (7.3%)
Macerich Co. (The) REIT	36,285	246
Simon Property Group, Inc. REIT	340,037	21,994
Taubman Centers, Inc. REIT	47,980	1,597
		23,837
Self Storage (6.8%)
CubeSmart REIT	215,034	6,948
Extra Space Storage, Inc. REIT	15,421	1,650
Life Storage, Inc. REIT	18,051	1,900
Public Storage REIT	51,968	11,574
		22,072
Shopping Centers (4.0%)
Brixmor Property Group, Inc. REIT	161,353	1,886
Regency Centers Corp. REIT	143,630	5,461
Weingarten Realty Investors REIT	325,265	5,517
		12,864
Single Family Homes (3.1%)
American Homes 4 Rent, Class A REIT	94,369	2,687
Invitation Homes, Inc. REIT	266,657	7,464
		10,151
Specialty (1.1%)
Gaming and Leisure Properties, Inc. REIT	94,375	3,485
Total Common Stocks (Cost $289,614)		316,820

Short-Term Investment (2.0%)
Investment Company (2.0%)
Morgan Stanley Institutional Liquidity Funds - Treasury Portfolio - Institutional Class (b) (Cost $6,468)	6,468,147	6,468
Total Investments (99.5%) (Cost $296,082) (c)(d)		323,288
Other Assets in Excess of Liabilities (0.5%)		1,639
Net Assets (100.0%)		$324,927

(a)	Non-income producing security.
(b)	The Fund invests in the Institutional Class of the Morgan Stanley Institutional Liquidity Funds - Treasury Portfolio - (the "Liquidity Funds"), an open-end management investment company managed by the Adviser. Advisory fees paid by the Fund are reduced by an amount equal to its pro-rata share of the advisory and administration fees paid by the Fund due to its investment in the Liquidity Funds. For the nine months ended September 30, 2020, advisory fees paid were reduced by approximately $10,000 relating to the Fund's investment in the Liquidity Funds.
(c)	The Fund is permitted to purchase and sell securities ("cross-trade") from and to other Morgan Stanley Funds as well as other funds and client accounts for which the Adviser or an affiliate of the Adviser serves as investment adviser, pursuant to procedures approved by the Directors in compliance with Rule 17a-7 under the Act (the "Rule"). Each cross-trade is executed at the current market price in compliance with provisions of the Rule. For the nine months ended September 30, 2020, the Fund did not engage in any cross-trade transactions.

Morgan Stanley Variable Insurance Fund, Inc.

U.S. Real Estate Portfolio

Portfolio of Investments

Third Quarter Report

September 30, 2020 (unaudited)(cont’d)

(d)	At September 30, 2020, the aggregate cost for federal income tax purposes approximates the aggregate cost for book purposes. The aggregate gross unrealized appreciation is approximately $61,522,000 and the aggregate gross unrealized depreciation is approximately $34,316,000, resulting in net unrealized appreciation of approximately $27,206,000.

REIT	Real Estate Investment Trust.

Portfolio Composition

Classification	Percentage of Total Investments
Office	19.9%
Other*	16.4
Apartments	16.1
Industrial	12.6
Health Care	9.4
Regional Malls	7.4
Self Storage	6.8
Lodging/Resorts	5.9
Diversified	5.5
Total Investments	100.0%

*	Industries and/or investment types representing less than 5% of total investments.

Morgan Stanley Variable Insurance Fund, Inc.

Growth Portfolio

Portfolio of Investments

Third Quarter Report

September 30, 2020 (unaudited)

	Shares	Value (000)
Common Stocks (95.4%)
Biotechnology (0.8%)
Alnylam Pharmaceuticals, Inc. (a)	29,480	$4,293
Moderna, Inc. (a)	55,918	3,956
		8,249
Entertainment (5.5%)
Netflix, Inc. (a)	23,880	11,941
Spotify Technology SA (a)	177,750	43,117
		55,058
Health Care Equipment & Supplies (8.2%)
DexCom, Inc. (a)	81,658	33,662
Intuitive Surgical, Inc. (a)	68,274	48,443
		82,105
Health Care Providers & Services (1.5%)
Guardant Health, Inc. (a)	131,574	14,707

Health Care Technology (5.6%)
Agilon Health Topco, Inc. (a)(b)(c) (acquisition cost — $1,272; acquired 11/7/18)	3,363	1,879
Livongo Health, Inc. (a)	38,014	5,324
Veeva Systems, Inc., Class A (a)	173,387	48,755
		55,958
Information Technology Services (24.3%)
Adyen N.V. (Netherlands) (a)	9,335	17,218
Fastly, Inc., Class A (a)	68,088	6,379
MongoDB, Inc. (a)	62,498	14,469
Okta, Inc. (a)	162,704	34,794
Shopify, Inc., Class A (Canada) (a)	60,694	62,088
Snowflake, Inc., Class A (a)(d)	21,379	5,366
Square, Inc., Class A (a)	407,864	66,298
Twilio, Inc., Class A (a)	144,200	35,631
		242,243
Interactive Media & Services (7.3%)
Snap, Inc., Class A (a)	706,457	18,446
Twitter, Inc. (a)	749,576	33,356
Zillow Group, Inc., Class C (a)	209,553	21,288
		73,090
Internet & Direct Marketing Retail (9.3%)
Amazon.com, Inc. (a)	17,195	54,142
Chewy, Inc., Class A (a)	228,101	12,507
Wayfair, Inc., Class A (a)	89,705	26,105
		92,754
Life Sciences Tools & Services (3.4%)
10X Genomics, Inc., Class A (a)	139,204	17,356
Illumina, Inc. (a)	52,653	16,274
		33,630

Morgan Stanley Variable Insurance Fund, Inc.

Growth Portfolio

Portfolio of Investments

Third Quarter Report

September 30, 2020 (unaudited) (cont’d)

Metals & Mining (0.1%)
Royal Gold, Inc.	11,647	1,400

Oil, Gas & Consumable Fuels (0.1%)
Texas Pacific Land Trust	2,953	1,333

Road & Rail (3.7%)
Uber Technologies, Inc. (a)	1,004,776	36,654

Semiconductors & Semiconductor Equipment (1.7%)
NVIDIA Corp.	30,796	16,667

Software (19.8%)
Atlassian Corp., PLC, Class A (United Kingdom) (a)	62,175	11,303
Coupa Software, Inc. (a)	108,017	29,623
Datadog, Inc., Class A (a)	155,494	15,885
Slack Technologies, Inc., Class A (a)	1,041,598	27,977
Trade Desk, Inc. (The), Class A (a)	71,718	37,206
Unity Software, Inc. (a)	51,672	4,510
Zoom Video Communications, Inc., Class A (a)	152,263	71,579
		198,083
Specialty Retail (4.1%)
Carvana Co. (a)	185,317	41,337
Total Common Stocks (Cost $445,616)		953,268

Preferred Stocks (0.7%)
Electronic Equipment, Instruments & Components (0.0%)
Magic Leap Series C (a)(b)(c) (acquisition cost — $1,526; acquired 12/22/15)	66,235	—

Internet & Direct Marketing Retail (0.6%)
Airbnb, Inc. Series D (a)(b)(c) (acquisition cost — $3,074; acquired 4/16/14)	75,501	5,964

Software (0.1%)
Lookout, Inc. Series F (a)(b)(c) (acquisition cost — $1,618; acquired 6/17/14)	141,612	380
Total Preferred Stocks (Cost $6,218)		6,344

Short-Term Investments (3.2%)
Securities held as Collateral on Loaned Securities (0.4%)
Investment Company (0.3%)
Morgan Stanley Institutional Liquidity Funds - Treasury Securities Portfolio - Institutional Class (e)	3,077,546	3,078

	Face Amount (000)
Repurchase Agreements (0.1%)
Barclays Capital, Inc., (0.06%, dated 9/30/20, due 10/1/20; proceeds $465; fully collateralized by a U.S. Government obligation; 2.13% due 5/15/22; valued at $475)	$465	465
Merrill Lynch & Co., Inc., (0.05%, dated 9/30/20, due 10/1/20; proceeds $58; fully collateralized by U.S. Government obligations; 1.50% due 10/31/24; valued at $59)	58	58

Morgan Stanley Variable Insurance Fund, Inc.

Growth Portfolio

Portfolio of Investments

Third Quarter Report

September 30, 2020 (unaudited) (cont’d)

Merrill Lynch & Co., Inc., (0.06%, dated 9/30/20, due 10/1/20; proceeds $179; fully collateralized by U.S. Government obligations; 1.50% due 10/31/24; valued at $183)	179	179
		702
Total Securities held as Collateral on Loaned Securities (Cost $3,780)		3,780

	Shares
Investment Company (2.8%)
Morgan Stanley Institutional Liquidity Funds - Treasury Securities Portfolio - Institutional Class (e) (Cost $27,856)	27,855,692	27,856
Total Short-Term Investments (Cost $31,636)		31,636
Total Investments Excluding Purchased Options (99.3%) (Cost $483,470)		991,248
Total Purchased Options Outstanding (0.1%) (Cost $3,250)		1,270
Total Investments (99.4%) (Cost $486,720) Including $3,587 of Securities Loaned (f)(g)(h)		992,518
Other Assets in Excess of Liabilities (0.6%)		6,416
Net Assets (100.0%)		$998,934

(a)	Non-income producing security.
(b)	At September 30, 2020, the Fund held fair valued securities valued at approximately $8,223,000, representing 0.8% of net assets. These securities have been fair valued as determined in good faith under procedures established by and under the general supervision of the Company's (as defined herein) Directors.
(c)	Security cannot be offered for public resale without first being registered under the Securities Act of 1933 and related rules (“restricted security”). Acquisition date represents the day on which an enforceable right to acquire such security is obtained and is presented along with related cost in the security description. The Fund has registration rights for certain restricted securities. Any costs related to such registration are borne by the issuer. The aggregate value of restricted securities (excluding 144A holdings) at September 30, 2020 amounts to approximately $8,223,000 and represents 0.8% of net assets.
(d)	All or a portion of this security was on loan. The value of loaned securities and related collateral outstanding at September 30, 2020, were approximately $3,587,000 and $3,780,000, respectively. The Fund received cash collateral of approximately $3,780,000, which was subsequently invested in Repurchase Agreements and Morgan Stanley Institutional Liquidity Funds - Treasury Securities Portfolio - Institutional Class as reported in the Portfolio of Investments. The Fund has the right under the securities lending agreement to recover the securities from the borrower on demand.
(e)	The Fund invests in the Institutional Class of the Morgan Stanley Institutional Liquidity Funds - Treasury Securities Portfolio - (the "Liquidity Funds"), an open-end management investment company managed by the Adviser, both directly and as a portion of the securities held as collateral on loaned securities. Advisory fees paid by the Fund are reduced by an amount equal to its pro-rata share of the advisory and administration fees paid by the Fund due to its investment in the Liquidity Funds. For the nine months ended September 30, 2020, advisory fees paid were reduced by approximately $27,000 relating to the Fund's investment in the Liquidity Funds.
(f)	The approximate fair value and percentage of net assets, $17,218,000 and 1.7%, respectively, represent the securities that have been fair valued under the fair valuation policy for international investments as described in the Notes to the Portfolio of Investments.
(g)	The Fund is permitted to purchase and sell securities ("cross-trade") from and to other Morgan Stanley Funds as well as other funds and client accounts for which the Adviser or an affiliate of the Adviser serves as investment adviser, pursuant to procedures approved by the Directors in compliance with Rule 17a-7 under the Act (the "Rule"). Each cross-trade is executed at the current market price in compliance with provisions of the Rule. For the nine months ended September 30, 2020, the Fund engaged in cross-trade sales of approximately $25,191,000 which resulted in net realized gains of approximately $24,031,000.
(h)	At September 30, 2020, the aggregate cost for federal income tax purposes approximates the aggregate cost for book purposes. The aggregate gross unrealized appreciation is approximately $512,085,000 and the aggregate gross unrealized depreciation is approximately $6,287,000, resulting in net unrealized appreciation of approximately $505,798,000.

Morgan Stanley Variable Insurance Fund, Inc.

Growth Portfolio

Portfolio of Investments

Third Quarter Report

September 30, 2020 (unaudited) (cont’d)

Call Options Purchased:
The Fund had the following call options purchased open at September 30, 2020:

Counterparty	Description	Strike Price		Expiration Date	Number of Contracts	Notional Amount (000)	Value (000)	Premiums Paid (000)	Unrealized Depreciation (000)
BNP Paribas	USD/CNH	CNH	7.99	Sep - 21	155,868,409	155,868	$572	$944	$(372)
Royal Bank of Scotland	USD/CNH	CNH	7.75	Jan - 21	142,018,241	142,018	89	620	(531)
Royal Bank of Scotland	USD/CNH	CNH	8.06	Jul - 21	175,450,794	175,451	480	930	(450)
Royal Bank of Scotland	USD/CNH	CNH	8.48	May - 21	121,053,871	121,054	129	756	(627)
							$1,270	$3,250	$(1,980)

CNH	—	Chinese Yuan Renminbi Offshore
USD	—	United States Dollar

Portfolio Composition*

Classification	Percentage of Total Investments
Information Technology Services	24.5%
Software	20.1
Other**	18.4
Internet & Direct Marketing Retail	10.0
Health Care Equipment & Supplies	8.3
Interactive Media & Services	7.4
Health Care Technology	5.7
Entertainment	5.6
Total Investments	100.0%

*	Percentages indicated are based upon total investments (excluding Securities held as Collateral on Loaned Securities) as of September 30, 2020.
**	Industries and/or investment types representing less than 5% of total investments.

Morgan Stanley Variable Insurance Fund, Inc.

Notes to the Portfolio of Investments ▪ September 30, 2020 (unaudited)

Security Valuation: (1) Certain portfolio securities may be valued by an outside pricing service/vendor approved by the Company's Board of Directors (the "Directors"). The pricing service/vendor may employ a pricing model that takes into account, among other things, bids, yield spreads and/or other market data and specific security characteristics. Alternatively, if a valuation is not available from an outside pricing service/vendor, and the security trades on an exchange, the security may be valued at its latest reported sale price (or at the exchange official closing price if such exchange reports an official closing price), prior to the time when assets are valued. If there are no sales on a given day and if there is no official exchange closing price for that day, the security is valued at the mean between the last reported bid and asked prices if such bid and asked prices are available in the relevant exchanges. If only bid prices are available then the latest bid price may be used. If Morgan Stanley Investment Management Inc. (the "Adviser") or Morgan Stanley Investment Management Limited (“MSIM Limited”) and Morgan Stanley Investment Management Company (“MSIM Company”) (together, the "Sub-Advisers"), each a wholly-owned subsidiary of Morgan Stanley, determines that the price provided by the outside pricing service/vendor or exchange does not reflect the security's fair value or is unable to provide a price, prices from brokers or dealers may also be utilized. In these circumstances, the value of the security will be the mean of bid and asked prices obtained from brokers or dealers; (2) an equity portfolio security listed or traded on an exchange is valued at its latest reported sales price (or at the exchange official closing price if such exchange reports an official closing price), and if there were no sales on a given day and if there is no official exchange closing price for that day, the security is valued at the mean between the last reported bid and asked prices if such bid and asked prices are available on the relevant exchanges. If only bid prices are available then the latest bid price may be used. Listed equity securities not traded on the valuation date with no reported bid and asked prices available on the exchange are valued at the mean between the current bid and asked prices obtained from one or more reputable brokers or dealers. In cases where a security is traded on more than one exchange, the security is valued on the exchange designated as the primary market; (3) all other equity portfolio securities for which over-the-counter (“OTC”) market quotations are readily available are valued at the latest reported sales price (or at the market official closing price if such market reports an official closing price), and if there was no trading in the security on a given day and if there is no official closing price from relevant markets for that day, the security is valued at the mean between the last reported bid and asked prices if such bid and asked prices are available on the relevant markets. An unlisted equity security that does not trade on the valuation date and for which bid and asked prices from the relevant markets are unavailable is valued at the mean between the current bid and asked prices obtained from one or more reputable brokers or dealers; (4) futures are valued at the settlement price on the exchange on which they trade or, if a settlement price is unavailable, at the last sale price on the exchange; (5) OTC swaps may be valued by an outside pricing service approved by the Directors or quotes from a broker or dealer. Swaps cleared on a clearinghouse or exchange may be valued using the closing price provided by the clearinghouse or exchange; (6) listed options are valued at the last reported sales price on the exchange on which they are listed (or at the exchange official closing price if such exchange reports an official closing price). If an official closing price or last reported sales price is unavailable, the listed option should be fair valued at the mean between its latest bid and ask prices. Unlisted options are valued at the mean between their latest bid and ask prices from a broker/dealer or valued by a pricing service/vendor; (7) when market quotations are not readily available, including circumstances under which the Adviser or Sub-Advisers determine that the closing price, last sale price or the mean between the last reported bid and asked prices are not reflective of a security’s market value, portfolio securities are valued at their fair value as determined in good faith under procedures established by and under the general supervision of the Directors. Occasionally, developments affecting the closing prices of securities and other assets may occur between the times at which valuations of such securities are determined (that is, close of the foreign market on which the securities trade) and the close of business of the New York Stock Exchange (“NYSE”). If developments occur during such periods that are expected to materially affect the value of such securities, such valuations may be adjusted to reflect the estimated fair value of such securities as of the close of the NYSE, as determined in good faith by the Directors or by the Adviser using a pricing service and/or procedures approved by the Directors; (8) quotations of foreign portfolio securities, other assets and liabilities and forward contracts stated in foreign currency are translated into U.S. dollar equivalents at the prevailing market rates prior to the close of the NYSE; and (9) investments in mutual funds, including the Morgan Stanley Institutional Liquidity Funds, are valued at the net asset value as of the close of each business day.

The Directors have responsibility for determining in good faith the fair value of the investments, and the Directors may appoint others, such as the Company's Adviser or a valuation committee, to assist the Directors in determining fair value and to make the actual calculations pursuant to the fair valuation methodologies previously approved by the Directors. Under procedures approved by the Directors, the Company's Adviser has formed a Valuation Committee whose members are approved by the Directors. The Valuation Committee provides administration and oversight of the Company’s valuation policies and procedures, which are reviewed at least annually by the Directors. These procedures allow the Company to utilize independent pricing services, quotations from securities and financial instrument dealers and other market sources to determine fair value.

Fair Value Measurement: FASB Accounting Standards CodificationTM ("ASC") 820, "Fair Value Measurement" (“ASC 820”), defines fair value as the value that the Fund would receive to sell an investment or pay to transfer a liability in a timely transaction with an independent buyer in the principal market, or in the absence of a principal market, the most advantageous market for the investment or liability. ASC 820 establishes a three-tier hierarchy to distinguish between (1) inputs that reflect the assumptions market participants would use in valuing an asset or liability developed based on market data obtained from sources independent of the reporting entity (observable inputs) and (2) inputs that reflect the reporting entity's own assumptions about the assumptions market participants would use in valuing an asset or liability developed based on the best information available in the circumstances (unobservable inputs) and to establish classification of fair value measurements for disclosure purposes. Various inputs are used in determining the value of the Fund's investments. The inputs are summarized in the three broad levels listed below:

• Level 1 – unadjusted quoted prices in active markets for identical investments

• Level 2 – other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds, credit risk, etc.)

• Level 3 – significant unobservable inputs including the Fund’s own assumptions in determining the fair value of investments. Factors considered in making this determination may include, but are not limited to, information obtained by contacting the issuer, analysts, or the appropriate stock exchange (for exchange-traded securities), analysis of the issuer's financial statements or other available documents and, if necessary, available information concerning other securities in similar circumstances.

The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities and the determination of the significance of a particular input to the fair value measurement in its entirety requires judgment and considers factors specific to each security.

The following is a summary of the inputs used to value the Fund's investments as of September 30, 2020:

Investment Type	Level 1 Unadjusted quoted prices (000)	Level 2 Other significant observable inputs (000)	Level 3 Significant unobservable inputs (000)		Total (000)
Core Plus Fixed Income
Assets:
Fixed Income Securities
Agency Adjustable Rate Mortgages	$—	$179	$—		$179
Agency Fixed Rate Mortgages	—	31,347	—		31,347
Asset-Backed Securities	—	21,270	—		21,270
Collateralized Mortgage Obligations - Agency Collateral Series	—	1,485	—		1,485
Commercial Mortgage-Backed Securities	—	10,884	—		10,884
Corporate Bonds	—	69,360	—	†	69,360	†
Mortgages - Other	—	24,877	—		24,877
Municipal Bonds	—	2,203	—		2,203
Sovereign	—	14,160	—		14,160
Total Fixed Income Securities	—	175,765	—	†	175,765	†
Short-Term Investments
Investment Company	23,437	—	—		23,437
Sovereign	—	465	—		465
U.S. Treasury Securities	—	1,833	—		1,833
Total Short-Term Investments	23,437	2,298	—		25,735
Foreign Currency Forward Exchange Contracts	—	216	—		216
Futures Contracts	44	—	—		44
Credit Default Swap Agreement	—	37	—		37
Total Assets	23,481	178,316	—	†	201,797	†
Liabilities:
Foreign Currency Forward Exchange Contracts	—	(140)	—		(140)
Futures Contracts	(38)	—	—		(38)
Total Liabilities	(38)	(140)	—		(178)
Total	$23,443	$178,176	$—	†	$201,619	†

†     Includes a security valued at zero.

Following is a reconciliation of investments in which significant unobservable inputs (Level 3) were used in determining fair value:

Core Plus Fixed Income	Corporate Bond (000)
Beginning Balance	$-	†
Purchases	-
Sales	-
Amortization of discount	-
Transfers in	-
Transfers out	-
Corporate actions	-
Change in unrealized appreciation (depreciation)	-
Realized gains (losses)	-
Ending Balance	$-	†

Net change in unrealized appreciation (depreciation) from investments still held as of September 30, 2020	$-

†     Includes a security valued at zero.

The following is a summary of the inputs used to value the Fund's investments as of September 30, 2020:

Investment Type	Level 1 Unadjusted quoted prices (000)	Level 2 Other significant observable inputs (000)	Level 3 Significant unobservable inputs (000)	Total (000)
Emerging Markets Debt
Assets:
Fixed Income Securities
Corporate Bonds	$—	$14,064	$—	$14,064
Sovereign	—	139,653	—	139,653
Total Fixed Income Securities	—	153,717	—	153,717
Warrants	—	11	—	11
Short-Term Investments
Investment Company	2,944	—	—	2,944
Repurchase Agreements	—	231	—	231
Sovereign	—	1,678	—	1,678
Total Short-Term Investments	2,944	1,909	—	4,853
Foreign Currency Forward Exchange Contract	—	18	—	18
Total Assets	$2,944	$155,655	$—	$158,599

The following is a summary of the inputs used to value the Fund's investments as of September 30, 2020:

Investment Type	Level 1 Unadjusted quoted prices (000)	Level 2 Other significant observable inputs (000)	Level 3 Significant unobservable inputs (000)	Total (000)
Emerging Markets Equity
Assets:
Common Stocks
Automobiles	$1,029	$—	$—	$1,029
Banks	1,497	9,274	—	10,771
Beverages	—	10,520	—	10,520
Capital Markets	—	3,365	—	3,365
Commercial Banks	—	2,098	—	2,098
Construction Materials	—	3,070	—	3,070
Consumer Finance	—	667	—	667
Diversified Consumer Services	4,781	—	—	4,781
Electronic Equipment, Instruments & Components	—	3,340	—	3,340
Entertainment	—	2,996	—	2,996
Food & Staples Retailing	1,985	8,016	—	10,001
Food Products	—	5,384	—	5,384
Health Care Equipment & Supplies	—	788	—	788
Health Care Providers & Services	2,035	—	—	2,035
Information Technology Services	4,974	2,329	—	7,303
Insurance	—	3,400	—	3,400
Interactive Media & Services	3,595	18,060	—	21,655
Internet & Direct Marketing Retail	16,355	5,701	—	22,056
Life Sciences Tools & Services	—	1,085	—	1,085
Metals & Mining	1,391	1,772	—	3,163
Multi-Line Retail	1,664	—	—	1,664
Oil, Gas & Consumable Fuels	2,575	7,160	—	9,735
Paper & Forest Products	—	2,305	—	2,305
Personal Products	—	530	—	530
Pharmaceuticals	—	7,954	—	7,954
Real Estate Management & Development	—	1,086	—	1,086
Road & Rail	4,222	—	—	4,222
Semiconductors & Semiconductor Equipment	4,904	26,427	—	31,331
Software	2,174	2,632	—	4,806
Tech Hardware, Storage & Peripherals	—	10,007	—	10,007
Textiles, Apparel & Luxury Goods	2,622	4,804	—	7,426
Transportation Infrastructure	1,448	—	—	1,448
Wireless Telecommunication Services	—	3,342	—	3,342
Total Common Stocks	57,251	148,112	—	205,363
Short-Term Investments
Investment Company	4,841	—	—	4,841
Total Assets	$62,092	$148,112	$—	$210,204

The following is a summary of the inputs used to value the Fund's investments as of September 30, 2020:

Investment Type	Level 1 Unadjusted quoted prices (000)	Level 2 Other significant observable inputs (000)	Level 3 Significant unobservable inputs (000)	Total (000)
Global Franchise
Assets:
Common Stocks
Beverages	$622	$1,311	$—	$1,933
Capital Markets	1,303	—	—	1,303
Health Care Equipment & Supplies	5,466	—	—	5,466
Household Products	1,644	3,007	—	4,651
Industrial Conglomerates	303	—	—	303
Information Technology Services	5,457	—	—	5,457
Life Sciences Tools & Services	1,205	—	—	1,205
Media	438	—	—	438
Personal Products	—	1,466	—	1,466
Pharmaceuticals	514	—	—	514
Professional Services	—	1,275	—	1,275
Software	2,857	1,525	—	4,382
Textiles, Apparel & Luxury Goods	532	446	—	978
Tobacco	2,528	812	—	3,340
Total Common Stocks	22,869	9,842	—	32,711
Short-Term Investment
Investment Company	928	—	—	928
Total Assets	$23,797	$9,842	$—	$33,639

The following is a summary of the inputs used to value the Fund's investments as of September 30, 2020:

Investment Type	Level 1 Unadjusted quoted prices (000)	Level 2 Other significant observable inputs (000)	Level 3 Significant unobservable inputs (000)	Total (000)
Global Infrastructure
Assets:
Common Stocks
Airports	$—	$2,594	$—	$2,594
Communications	12,233	2,681	—	14,914
Diversified	—	3,547	—	3,547
Electricity Transmission & Distribution	5,453	4,619	—	10,072
Oil & Gas Storage & Transportation	15,813	3,222	—	19,035
Ports	—	49	—	49
Railroads	1,543	584	—	2,127
Renewables	3,509	161	—	3,670
Toll Roads	1,711	3,965	—	5,676
Utilities	3,134	—	—	3,134
Water	3,145	3,025	—	6,170
Total Common Stocks	46,541	24,447	—	70,988
Short-Term Investments
Investment Company	448	—	—	448
Repurchase Agreements	—	63	—	63
Total Short-Term Investments	448	63	—	511
Total Assets	$46,989	$24,510	$—	$71,499

The following is a summary of the inputs used to value the Fund's investments as of September 30, 2020:

Investment Type	Level 1 Unadjusted quoted prices (000)	Level 2 Other significant observable inputs (000)	Level 3 Significant unobservable inputs (000)	Total (000)
Global Real Estate
Assets:
Common Stocks
Diversified	$2,388	$9,420	$—	$11,808
Health Care	2,443	—	—	2,443
Industrial	3,483	1,137	—	4,620
Industrial/Office Mixed	—	419	—	419
Lodging/Resorts	1,492	121	—	1,613
Office	5,139	4,542	—	9,681
Residential	5,335	2,656	8	7,999
Retail	3,827	2,401	—	6,228
Self Storage	1,908	—	—	1,908
Specialty	301	—	—	301
Total Common Stocks	26,316	20,696	8	47,020
Short-Term Investment
Investment Company	273	—	—	273
Total Assets	$26,589	$20,696	$8	$47,293

Following is a reconciliation of investments in which significant unobservable inputs (Level 3) were used in determining fair value:

Global Real Estate	Common Stock (000)
Beginning Balance	$9
Purchases	—
Sales	—
Amortization of discount	—
Transfers in	—
Transfers out	—
Corporate actions	—
Change in unrealized appreciation (depreciation)	(1)
Realized gains (losses)	—
Ending Balance	$8

Net change in unrealized appreciation (depreciation) from investments still held as of September 30, 2020.	$(1)

The following table presents additional information about valuation techniques and inputs used for investments that are measured at fair value and categorized within Level 3 as of September 30, 2020:

Global Real Estate	Fair Value at September 30, 2020 (000)	Valuation Technique	Unobservable Input	Amount *	Impact to Valuation from an Increase in Input**
Common Stock	$8	Market Transaction Method	Transaction Valuation	$0.001	Increase
			Discount for Lack of Marketability	50.0%	Decrease

*     Amount is indicative of the weighted average.

**   Represents the expected directional change in the fair value of the Level 3 investments that would result from an increase in the corresponding input. A decrease to the unobservable input would have the opposite effect. Significant changes in these inputs could result in significantly higher or lower fair value measurements.

The following is a summary of the inputs used to value the Fund's investments as of September 30, 2020:

Investment Type	Level 1 Unadjusted quoted prices (000)	Level 2 Other significant observable inputs (000)	Level 3 Significant unobservable inputs (000)		Total (000)
Global Strategist
Assets:
Fixed Income Securities
Agency Adjustable Rate Mortgage	$—	$25	$—		$25
Agency Fixed Rate Mortgages	—	2,929	—		2,929
Asset-Backed Securities	—	457	—		457
Commercial Mortgage-Backed Securities	—	736	—		736
Corporate Bonds	—	11,308	—		11,308
Mortgages - Other	—	797	—		797
Sovereign	—	20,325	—		20,325
U.S. Treasury Securities	—	2,005	—		2,005
Total Fixed Income Securities	—	38,582	—		38,582
Common Stocks
Aerospace & Defense	927	80	—		1,007
Air Freight & Logistics	652	77	—		729
Airlines	15	3	—		18
Auto Components	314	1,579	—		1,893
Automobiles	335	1,731	—		2,066
Banks	757	580	—		1,337
Beverages	162	211	—		373
Biotechnology	417	88	—		505
Building Products	489	98	—		587
Capital Markets	667	227	—		894
Chemicals	176	286	—		462
Commercial Banks	—	1	—		1
Commercial Services & Supplies	424	23	—		447
Communications Equipment	159	54	—		213
Construction & Engineering	20	71	—		91
Construction Materials	251	44	—		295
Consumer Finance	256	1	—		257
Containers & Packaging	37	15	—		52
Diversified Financial Services	130	93	—		223
Diversified Telecommunication Services	533	122	—		655
Electric Utilities	288	148	—		436
Electrical Equipment	289	201	—		490
Electronic Equipment, Instruments & Components	76	23	—		99
Energy Equipment & Services	79	5	—	†	84	†
Entertainment	130	29	—		159
Equity Real Estate Investment Trusts (REITs)	399	69	—		468
Food & Staples Retailing	467	122	—		589
Food Products	108	452	—		560
Gas Utilities	9	14	—		23
Health Care Equipment & Supplies	831	134	—		965
Health Care Providers & Services	855	32	—		887
Health Care Technology	32	—	—		32
Hotels, Restaurants & Leisure	1,359	400	—		1,759
Household Durables	2,873	48	—		2,921
Household Products	409	133	—		542
Independent Power & Renewable Electricity Producers	5	10	—		15
Industrial Conglomerates	815	76	—		891
Information Technology Services	1,284	35	—		1,319
Insurance	160	407	—		567
Interactive Media & Services	1,272	9	—		1,281
Internet & Direct Marketing Retail	1,486	—	—		1,486
Life Sciences Tools & Services	158	99	—		257
Machinery	980	256	—		1,236
Marine	—	39	—		39
Media	350	34	—		384
Metals & Mining	862	958	—		1,820
Multi-Line Retail	97	44	—		141
Multi-Utilities	198	100	—		298
Oil, Gas & Consumable Fuels	351	307	—		658
Paper & Forest Products	23	29	—		52
Personal Products	63	239	—		302
Pharmaceuticals	801	1,133	—		1,934
Professional Services	271	137	—		408
Real Estate Management & Development	2	41	—		43
Road & Rail	909	5	—		914
Semiconductors & Semiconductor Equipment	496	136	—		632
Software	1,336	102	—		1,438
Specialty Retail	671	57	—		728
Tech Hardware, Storage & Peripherals	1,456	—	—		1,456
Textiles, Apparel & Luxury Goods	271	231	—		502
Thrifts & Mortgage Finance	24	—	—		24
Tobacco	112	139	—		251
Trading Companies & Distributors	164	68	—		232
Transportation Infrastructure	—	40	—		40
Water Utilities	—	20	—		20
Wireless Telecommunication Services	15	49	—		64
Total Common Stocks	29,557	11,994	—	†	41,551	†
Right	2	—	—		2
Warrants	— @	—	—		—@
Investment Company	3,889	—	—		3,889
Short-Term Investments
Investment Company	8,313	—	—		8,313
U.S. Treasury Security	—	1,560	—		1,560
Total Short-Term Investments	8,313	1,560	—		9,873
Foreign Currency Forward Exchange Contracts	—	278	—		278
Futures Contracts	72	—	—		72
Interest Rate Swap Agreements	—	186	—		186
Total Return Swap Agreements	—	513	—		513
Total Assets	41,833	53,113	—	†	94,946	†
Liabilities:
Foreign Currency Forward Exchange Contracts	—	(213)	—		(213)
Futures Contracts	(91)	—	—		(91)
Total Return Swap Agreements	—	(630)	—		(630)
Total Liabilities	(91)	(843)	—		(934)
Total	$41,742	$52,270	$—	†	$94,012	†

@	Value is less than $500.
†	Includes one or more securities valued at zero.

Following is a reconciliation of investments in which significant unobservable inputs (Level 3) were used in determining fair value:

Global Strategist	Common Stocks (000)
Beginning Balance	$—	†
Purchases	—
Sales	—
Amortization of discount	—
Transfers in	—
Transfers out	—
Corporate actions	—
Change in unrealized appreciation (depreciation)	—
Realized gains (losses)	—
Ending Balance	$—	†

Net change in unrealized appreciation (depreciation) from investments still held as of September 30, 2020	$—

†	Includes one or more securities valued at zero.

The following is a summary of the inputs used to value the Fund's investments as of September 30, 2020:

Investment Type	Level 1 Unadjusted quoted prices (000)	Level 2 Other significant observable inputs (000)	Level 3 Significant unobservable inputs (000)	Total (000)
Discovery
Assets:
Common Stocks
Biotechnology	$4,382	$—	$—	$4,382
Electronic Equipment, Instruments & Components	2,493	—	—	2,493
Entertainment	17,073	—	—	17,073
Health Care Equipment & Supplies	13,287	—	—	13,287
Health Care Providers & Services	12,878	—	—	12,878
Health Care Technology	21,141	—	881	22,022
Information Technology Services	74,208	5,225	—	79,433
Interactive Media & Services	34,336	—	—	34,336
Internet & Direct Marketing Retail	24,475	—	—	24,475
Leisure Products	9,393	—	—	9,393
Life Sciences Tools & Services	17,087	—	—	17,087
Metals & Mining	433	—	—	433
Oil, Gas & Consumable Fuels	406	—	—	406
Pharmaceuticals	4,037	—	—	4,037
Semiconductors & Semiconductor Equipment	2,259	—	—	2,259
Software	56,314	—	—	56,314
Specialty Retail	14,483	—	—	14,483
Total Common Stocks	308,685	5,225	881	314,791
Preferred Stocks
Internet & Direct Marketing Retail	495	—	2,657	3,152
Software	—	1,454	—	1,454
Total Preferred Stocks	495	1,454	2,657	4,606
Call Options Purchased	—	387	—	387
Short-Term Investments
Investment Company	5,016	—	—	5,016
Repurchase Agreements	—	222	—	222
Total Short-Term Investments	5,016	222	—	5,238
Total Assets	$314,196	$7,288	$3,538	$325,022

Following is a reconciliation of investments in which significant unobservable inputs (Level 3) were used in determining fair value:

Discovery	Common Stock (000)	Preferred Stocks (000)
Beginning Balance	$709	$5,712
Purchases	—	—
Sales	—	(132)
Amortization of discount	—	—
Transfers in	—	—
Transfers out	—	(1,293)
Corporate actions	—	238
Change in unrealized appreciation (depreciation)	172	(1,762)
Realized gains (losses)	—	(106)
Ending Balance	$881	$2,657

Net change in unrealized appreciation (depreciation) from investments still held as of September 30, 2020.	$172	$(1,762)

The following table presents additional information about valuation techniques and inputs used for investments that are measured at fair value and categorized within Level 3 as of September 30, 2020. Various valuation techniques were used in the valuation of certain investments and weighted based on the level of significance:

Discovery	Fair Value at September 30, 2020 (000)	Valuation Technique	Unobservable Input	Amount*	Impact to Valuation from an Increase in Input**
Common Stock	$881	Discounted Cash Flow	Weighted Average Cost of Capital	12.5%	Decrease
			Perpetual Growth Rate	3.5%	Increase

		Market Comparable Companies	Enterprise Value/Revenue	1.1x	Increase
			Discount for Lack of Marketability	12.0%	Decrease

Preferred Stock	$2,657	Discounted Cash Flow	Weighted Average Cost of Capital	15.0%	Decrease
			Perpetual Growth Rate	3.5%	Increase

		Market Comparable Companies	Enterprise Value/Revenue	6.1x	Increase
			Discount for Lack of Marketability	12.0%	Decrease

*     Amount is indicative of the weighted average.

**   Represents the expected directional change in the fair value of the Level 3 investments that would result from an increase in the corresponding input. A decrease to the unobservable input would have the opposite effect. Significant changes in these inputs could result in significantly higher or lower fair value measurements.

The following is a summary of the inputs used to value the Fund's investments as of September 30, 2020:

Investment Type	Level 1 Unadjusted quoted prices (000)	Level 2 Other significant observable inputs (000)	Level 3 Significant unobservable inputs (000)	Total (000)
U.S. Real Estate
Assets:
Common Stocks
Apartments	$52,129	$—	$—	$52,129
Data Centers	13,853	—	—	13,853
Diversified	17,795	—	—	17,795
Free Standing	4,842	—	—	4,842
Health Care	30,506	—	—	30,506
Industrial	40,640	—	—	40,640
Lodging/Resorts	19,047	—	—	19,047
Manufactured Homes	1,265	—	—	1,265
Office	64,334	—	—	64,334
Regional Malls	23,837	—	—	23,837
Self Storage	22,072	—	—	22,072
Shopping Centers	12,864	—	—	12,864
Single Family Homes	10,151	—	—	10,151
Specialty	3,485	—	—	3,485
Total Common Stocks	316,820	—	—	316,820
Short-Term Investment
Investment Company	6,468	—	—	6,468
Total Assets	$323,288	$—	$—	$323,288

The following is a summary of the inputs used to value the Fund's investments as of September 30, 2020:

Investment Type	Level 1 Unadjusted quoted prices (000)	Level 2 Other significant observable inputs (000)	Level 3 Significant unobservable inputs (000)		Total (000)
Growth
Assets:
Common Stocks
Biotechnology	$8,249	$—	$—		$8,249
Entertainment	55,058	—	—		55,058
Health Care Equipment & Supplies	82,105	—	—		82,105
Health Care Providers & Services	14,707	—	—		14,707
Health Care Technology	54,079	—	1,879		55,958
Information Technology Services	225,025	17,218	—		242,243
Interactive Media & Services	73,090	—	—		73,090
Internet & Direct Marketing Retail	92,754	—	—		92,754
Life Sciences Tools & Services	33,630	—	—		33,630
Metals & Mining	1,400	—	—		1,400
Oil, Gas & Consumable Fuels	1,333	—	—		1,333
Road & Rail	36,654	—	—		36,654
Semiconductors & Semiconductor Equipment	16,667	—	—		16,667
Software	198,083	—	—		198,083
Specialty Retail	41,337	—	—		41,337
Total Common Stocks	934,171	17,218	1,879		953,268
Preferred Stocks
Electronic Equipment, Instruments & Components	—	—	—	†	—	†
Internet & Direct Marketing Retail	—	—	5,964		5,964
Software	—	—	380		380
Total Preferred Stocks	—	—	6,344	†	6,344	†
Call Options Purchased	—	1,270	—		1,270
Short-Term Investments
Investment Company	30,934	—	—		30,934
Repurchase Agreements	—	702	—		702
Total Short-Term Investments	30,934	702	—		31,636
Total Assets	$965,105	$19,190	$8,223	†	$992,518	†

† Includes a security valued at zero.

Following is a reconciliation of investments in which significant unobservable inputs (Level 3) were used in determining fair value:

Growth	Common Stock (000)	Preferred Stocks (000)
Beginning Balance	$1,511	$11,897
Purchases	—	—
Sales	—	—
Amortization of discount	—	—
Transfers in	—	—
Transfers out	—	—
Corporate actions	—	—
Change in unrealized appreciation (depreciation)	368	(5,553)
Realized gains (losses)	—	—
Ending Balance	$1,879	$6,344 †

Net change in unrealized appreciation (depreciation) from investments still held as of September 30, 2020	$368	$(5,553)

†   Includes a security valued at zero.

The following table presents additional information about valuation techniques and inputs used for investments that are measured at fair value and categorized within Level 3 as of September 30, 2020. Various valuation techniques were used in the valuation of certain investments and weighted based on the level of significance:

Growth	Fair Value at September 30, 2020 (000)	Valuation Technique	Unobservable Input	Amount or Range/ Weighted Average*	Impact to Valuation from an Increase in Input**
Common Stock	$1,879	Discounted Cash Flow	Weighted Average Cost of Capital	12.5%	Decrease
			Perpetual Growth Rate	3.5%	Increase
		Market Comparable Companies	Enterprise Value/Revenue	1.1x	Increase
			Discount for Lack of Marketability	12.0%	Decrease

Preferred Stocks	$6,344	Discounted Cash Flow	Weighted Average Cost of Capital	14.0% - 18.0% / 15.1%	Decrease
			Perpetual Growth Rate	3.0% - 4.0% / 3.5%	Increase
		Market Comparable Companies	Enterprise Value/Revenue	1.5x - 36.8x / 6.1x	Increase
			Discount for Lack of Marketability	12.0% - 16.0% / 12.2%	Decrease
		Comparable Transactions	Enterprise Value/Revenue	3.9x	Increase

*     Amount is indicative of the weighted average.

**   Represents the expected directional change in the fair value of the Level 3 investments that would result from an increase in the corresponding input. A decrease to the unobservable input would have the opposite effect. Significant changes in these inputs could result in significantly higher or lower fair value measurements.

Transfers between investment levels may occur as the markets fluctuate and/or the availability of data used in an investment's valuation changes.